UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 29, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (25.2%)
Australia (0.0%)
Goodman Group REIT	33	$—	@
Stockland REIT	70	—	@
		—	@
Austria (0.1%)
Erste Group Bank AG	968	48
Raiffeisen Bank International AG (a)	406	16
		64
Belgium (0.1%)
KBC Group N.V.	869	76
Denmark (0.6%)
DSV A/S	3,605	284
ISS A/S	3,637	135
		419
France (8.1%)
Accor SA	9,863	533
Aeroports de Paris (ADP)	401	87
Atos SE	2,859	392
BNP Paribas SA	3,672	272
Bouygues SA	7,737	388
Capgemini SE	5,261	656
Cie de Saint-Gobain	7,339	388
Credit Agricole SA	3,664	60
Getlink SE	9,005	129
Natixis SA	3,253	27
Peugeot SA	36,767	885
Rexel SA	8,518	144
Societe Generale SA	2,653	144
Vinci SA	12,401	1,221
		5,326
Germany (1.2%)
Commerzbank AG (a)	3,698	48
Deutsche Boerse AG	4,487	611
Fraport AG Frankfurt Airport Services Worldwide	1,166	115
		774
Hong Kong (0.0%)
Hanergy Thin Film Power Group Ltd. (a)(b)(c)	178,000	1
Ireland (0.3%)
Bank of Ireland Group PLC (a)	3,231	28
CRH PLC	4,155	141
		169
Italy (2.2%)
Atlantia SpA	16,493	512
Intesa Sanpaolo SpA	47,138	172
Mediobanca Banca di Credito Finanziario SpA	55,228	650
UniCredit SpA (a)	6,624	139

Unione di Banche Italiane SpA	3,057	14
		1,487
Netherlands (1.1%)
ABN AMRO Group N.V. CVA (d)	815	25
ING Groep N.V.	13,406	226
Randstad Holding N.V.	6,915	456
		707
Spain (1.0%)
Banco Bilbao Vizcaya Argentaria SA	24,994	198
Banco de Sabadell SA	18,405	37
Banco Santander SA	49,976	326
Bankia SA	3,986	18
Bankinter SA	2,335	24
CaixaBank SA	9,220	44
		647
Switzerland (0.9%)
Adecco Group AG (Registered)	8,672	618
United States (9.6%)
Capital One Financial Corp.	22,475	2,154
Discover Financial Services	29,833	2,146
Synchrony Financial	60,937	2,043
		6,343
Total Common Stocks (Cost $13,918)		16,631

	Face Amount (000)		Value (000)
Fixed Income Securities (36.4%)
Sovereign (19.8%)
Australia (0.0%)
Australia Government Bond,
3.00%, 3/21/47	AUD	43	32
Brazil (12.7%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	26,198	8,347
Canada (0.0%)
Canadian Government Bond,
2.75%, 12/1/48	CAD	35	30
France (0.1%)
French Republic Government Bond OAT,
2.00%, 5/25/48 (d)	EUR	47	64
Germany (0.1%)
Bundesrepublik Deutschland Bundesanleihe,
1.25%, 8/15/48	72		91
Greece (1.9%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	1,061		1,251

Japan (0.2%)
Japan Government Thirty Year Bond,
0.80%, 9/20/47	JPY	13,300	127
Portugal (4.7%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (d)	EUR	1,111	1,537
4.13%, 4/14/27 (d)	1,024		1,547
			3,084
United Kingdom (0.1%)
United Kingdom Gilt,
1.50%, 7/22/47	GBP	48	64
Total Sovereign (Cost $12,183)			13,090
U.S. Treasury Securities (16.6%)
United States (16.6%)
U.S. Treasury Bond
2.75%, 11/15/47	417		398
U.S. Treasury Note
0.50%, 1/15/28	10,706		10,519
Total U.S. Treasury Securities (Cost $10,879)			10,917
Total Fixed Income Securities (Cost $23,062)			24,007

	Shares	Value (000)
Short-Term Investments (33.9%)
Investment Company (21.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $13,936)	13,936,391	13,936

	Face Amount (000)
U.S. Treasury Securities (12.8%)
U.S. Treasury Bills,
1.80%, 8/9/18 (f)(g)	$8,222	8,168
1.84%, 8/9/18 (f)(g)	264	263
Total U.S. Treasury Securities (Cost $8,432)		8,431
Total Short-Term Investments (Cost $22,368)		22,367
Total Investments (95.5%) (Cost $59,348) (h)(i)(j)(k)		63,005
Other Assets in Excess of Liabilities (4.5%)		2,963
Net Assets (100.0%)		$65,968

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 29, 2018.

(c)

At March 29, 2018, the Fund held a fair valued security valued at approximately $1,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	Rate shown is the yield to maturity at March 29, 2018.
(g)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(i)

The approximate fair value and percentage of net assets, $10,287,000 and 15.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(j)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(k)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,147,000 and the aggregate gross unrealized depreciation is approximately $1,317,000, resulting in net unrealized appreciation of approximately $5,830,000.

@	Value is less than $500.
CVA	Certificaten Van Aandelen.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 29, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	72		$76	6/21/18	$—	@
Bank of America NA	CNH	1,256		$197	6/21/18	(2)
Bank of America NA	ILS	663		$192	6/21/18	2
Bank of America NA	PLN	636		$185	6/21/18	(1)
Bank of Montreal	HUF	48,301		$191	6/21/18	—	@
Bank of Montreal		$84	GBP	60	6/21/18	—	@
Bank of New York Mellon		$7	GBP	5	6/21/18	—	@
Barclays Bank PLC	AUD	2,444		$1,880	6/21/18	3
Barclays Bank PLC	EUR	5,644		$6,974	6/21/18	(11)
Barclays Bank PLC	EUR	69		$86	6/21/18	1
Barclays Bank PLC	SGD	243		$184	6/21/18	(1)
Barclays Bank PLC		$5,432	GBP	3,861	6/21/18	2
Barclays Bank PLC		$152	GBP	108	6/21/18	(—@	)
BNP Paribas SA	CHF	56		$59	6/21/18	—	@
BNP Paribas SA	RUB	10,725		$185	6/21/18	(—@	)
Citibank NA	AUD	527		$405	6/21/18	—	@
Citibank NA	CHF	130		$137	6/21/18	—	@
Citibank NA	CLP	115,163		$190	6/21/18	(—@	)
Citibank NA	CZK	9,779		$475	6/21/18	(1)
Citibank NA	EUR	137		$170	6/21/18	(—@	)
Citibank NA	EUR	107		$132	6/21/18	(—@	)
Citibank NA	KRW	200,616		$188	6/21/18	(—@	)
Citibank NA	THB	5,837		$188	6/21/18	1
Citibank NA	TRY	701		$174	6/21/18	—	@
Citibank NA		$69	CZK	1,422	6/21/18	(—@	)
Citibank NA		$1,702	GBP	1,209	6/21/18	1
Commonwealth Bank of Australia	AUD	273		$210	6/21/18	—	@
Commonwealth Bank of Australia	EUR	1,667		$2,059	6/21/18	(3)
Commonwealth Bank of Australia		$1,002	GBP	712	6/21/18	—	@
Credit Suisse International	EUR	262		$323	6/21/18	(1)
Credit Suisse International		$9	GBP	7	6/21/18	—	@
Goldman Sachs International	AUD	2,623		$2,018	6/21/18	3
Goldman Sachs International	BRL	27,768		$8,394	6/21/18	40
Goldman Sachs International	BRL	481		$144	6/21/18	(—@	)
Goldman Sachs International	BRL	886		$265	6/21/18	(2)
Goldman Sachs International	DKK	965		$160	6/21/18	(—@	)
Goldman Sachs International	HKD	678		$87	6/21/18	—	@
Goldman Sachs International	HKD	1,706		$218	6/21/18	(—@	)
Goldman Sachs International	IDR	2,535,908		$183	6/21/18	(—@	)
Goldman Sachs International	JPY	55,315		$523	6/21/18	—	@
Goldman Sachs International	JPY	37,801		$361	6/21/18	4
Goldman Sachs International		$115	EUR	92	6/21/18	(1)
Goldman Sachs International		$168	HKD	1,315	6/21/18	(—@	)
Goldman Sachs International		$37	JPY	3,885	6/21/18	(1)
Goldman Sachs International	ZAR	8,684		$717	6/21/18	(8)
JPMorgan Chase Bank NA	EUR	132		$165	6/21/18	1
JPMorgan Chase Bank NA	EUR	27		$33	6/21/18	—	@
JPMorgan Chase Bank NA	INR	12,129		$185	6/21/18	—	@
JPMorgan Chase Bank NA	JPY	20,709		$196	6/21/18	—	@
JPMorgan Chase Bank NA	JPY	2,110		$20	6/21/18	—	@
JPMorgan Chase Bank NA	JPY	63,012		$593	6/21/18	(2)
JPMorgan Chase Bank NA	TWD	5,498		$191	6/21/18	1
JPMorgan Chase Bank NA		$62	EUR	50	6/21/18	(1)

JPMorgan Chase Bank NA		$1,125	JPY	117,303	6/21/18	(17)
JPMorgan Chase Bank NA		$130	JPY	13,756	6/21/18	—	@
JPMorgan Chase Bank NA		$2,824	MXN	53,707	6/21/18	94
JPMorgan Chase Bank NA		$143	MXN	2,627	6/21/18	—	@
JPMorgan Chase Bank NA	ZAR	1,508		$126	6/21/18	—	@
State Street Bank and Trust Co.	AUD	1,809		$1,392	6/21/18	2
State Street Bank and Trust Co.	EUR	245		$302	6/21/18	(—@	)
UBS AG	AUD	3,742		$2,879	6/21/18	4
UBS AG	CHF	229		$241	6/21/18	1
UBS AG	DKK	922		$153	6/21/18	(—@	)
UBS AG	EUR	103		$128	6/21/18	(—@	)
UBS AG	SEK	24		$3	6/21/18	—	@
Citibank NA	CZK	25,304		$1,238	9/20/18	1
Citibank NA	CZK	19,559		$970	9/20/18	14
Citibank NA	EUR	10,153		$12,603	9/20/18	(53)
Citibank NA	EUR	272		$338	9/20/18	(1)
Citibank NA	EUR	163		$203	9/20/18	(1)
Citibank NA	EUR	199		$248	9/20/18	(—@	)
Citibank NA		$12,965	CZK	266,679	9/20/18	69
Citibank NA		$232	CZK	4,764	9/20/18	1
Citibank NA		$261	CZK	5,336	9/20/18	(—@	)
Citibank NA		$1,250	EUR	1,002	9/20/18	(2)
Citibank NA		$895	EUR	710	9/20/18	(10)
						$126

Futures Contracts:

The Fund had the following futures contracts open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 (Germany)	38	Jun-18	— @	$1,534	$(25)
NIKKEI 225 Index (Japan)	21	Jun-18	11	2,119	24
TOPIX Index (Japan)	17	Jun-18	170	2,742	18
U.S. Treasury 10 yr. Ultra Long Bond (United States)	153	Jun-18	15,300	19,869	332
U.S. Treasury Ultra Bond (United States)	26	Jun-18	2,600	4,172	136
Short:
Copper Future (United States)	49	May-18	(1,225)	(3,706)	264
Euro FX Currency (United States)	60	Jun-18	(7,500)	(9,269)	71
German Euro Bund (Germany)	5	Jun-18	(500)	(981)	(12)
Hang Seng China Enterprises Index (Hong Kong)	70	Apr-18	(4)	(5,372)	65
MSCI Emerging Market E Mini (United States)	14	Jun-18	(1)	(832)	25
S&P 500 E MINI Index (United States)	102	Jun-18	(5)	(13,479)	213
UK Long Gilt Bond (United Kingdom)	10	Jun-18	(1,000)	(1,723)	(28)
					$1,083

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 29, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date		Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32%	Monthly/Monthly	10/21/19		$56,252	$(17)	$—	$(17)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19		68,257	(21)	—	(21)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19		65,631	(20)	—	(20)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.39	Monthly/Monthly	10/25/19		4,019	(1)	—	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/Monthly	12/5/19		63,611	(2)	—	(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/Monthly	12/5/19		65,732	(1)	—	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.64	Monthly/Monthly	12/5/19		62,334	(—@ )	—	(—@ )
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/Monthly	12/19/19		83,107	30	—	30
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/Monthly	12/20/19		76,089	30	—	30
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.08	Monthly/Monthly	12/20/19		85,751	35	—	35
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.07	Monthly/Monthly	12/25/19		85,752	34	—	34
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.09	Monthly/Monthly	12/26/19		85,752	36	—	36
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.10	Monthly/Monthly	12/26/19		85,751	37	—	37
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/Monthly	12/27/19		11,633	5	—	5
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.77	Monthly/Monthly	2/24/20		11,258	2	—	2
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.94	Monthly/Monthly	12/9/27		4,145	(5)	—	(5)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.95	Monthly/Monthly	12/9/27		23,516	(27)	—	(27)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.00	Monthly/Monthly	12/10/27		27,068	(37)	—	(37)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.01	Monthly/Monthly	12/10/27		38,328	(83)	—	(83)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.02	Monthly/Monthly	12/10/27		27,068	(38)	—	(38)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/Monthly	12/15/27		27,068	(49)	—	(49)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/Monthly	12/16/27		27,068	(53)	—	(53)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.14	Monthly/Monthly	12/16/27		27,068	(51)	—	(51)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.11	Monthly/Monthly	12/17/27		28,709	(51)	—	(51)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.92	Monthly/Monthly	2/14/28		5,345	(6)	—	(6)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/Quarterly	12/13/27	ZAR	25,990	137	—	137

Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/Quarterly	12/13/27	15,601		82	—	82
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/Quarterly	12/15/27	33,925		151	—	151
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.88	Quarterly/Quarterly	1/4/28	17,682		30	—	30
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/Quarterly	1/19/28	6,807		9	—	9
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/Quarterly	1/19/28	7,270		11	—	11
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.81	Quarterly/Quarterly	1/24/28	24,230		30	—	30
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.11	Annual/Semi-Annual	8/7/22	CZK	12,722	9	—	9
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/7/22	69,257		49	—	49
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/Semi-Annual	8/8/22	30,867		26	—	26
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/Semi-Annual	8/14/22	11,310		9	—	9
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/Semi-Annual	8/14/22	25,889		21	—	21
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/Semi-Annual	8/15/22	29,905		25	—	25
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.09	Annual/Semi-Annual	8/15/22	27,508		22	—	22
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/22/22	15,434		11	—	11
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/Semi-Annual	8/23/22	22,967		17	—	17
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/Semi-Annual	8/23/22	30,868		24	—	24
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/Semi-Annual	8/23/22	30,868		23	—	23
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/24/22	13,996		10	—	10
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/24/22	30,868		22	—	22
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.67	Annual/Semi-Annual	2/27/23	4,125		(1)	—	(1)
								$464	$—	$464

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 29, 2018:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	3/6/19	$433	$14	$—	$14
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	180	8	—	8

BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	1,115	48	—	48
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	110	6	—	6
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	236	7	—	7
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	100	(2)	—	(2)
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	363	25	—	25
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	1,730	119	—	119
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	164	11	—	11
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	354	10	—	10
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	150	(1)	—	(1)
Goldman Sachs International	GS Custom Short Metals & Mining Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/29/19	1,040	15	—	15
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/19	1,291	90	—	90
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18	1,243	(48)	—	(48)

JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18	1,814	(70)	—	(70)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.65%	Quarterly	11/20/18	2,442	(95)	—	(95)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.65%	Quarterly	11/20/18	1,827	(71)	—	(71)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	1,474	(57)	—	(57)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	1,420	(55)	—	(55)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	783	(15)	—	(15)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	500	12	—	12
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	1,441	(33)	—	(33)
JPMorgan Chase Bank NA	JPM Custom Short China Autos Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	3/6/19	630	77	—	77
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.33%	Quarterly	11/20/18	1,310	53	—	53
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.33%	Quarterly	11/20/18	1,926	78	—	78
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.50%	Quarterly	11/20/18	2,673	109	—	109

JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.50%	Quarterly	11/20/18	1,482	61	—	61
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	1,403	57	—	57
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	1,507	62	—	62
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	488	21	—	21
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	1,398	70	—	70
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	630	(6)	—	(6)
							$500	$—	$500

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Short Elevators Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Short Elevators Index
Fujitec Co., Ltd.	27,700	$365	2.40%
Kone Oyj	157,078	7,825	51.45
Schindler Holding AG	31,545	6,790	44.64
Yungtay Engineering Co., Ltd.	121,000	229	1.51
Total		$15,209	100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom Short U.S. Machinery Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
BNP Custom Short U.S. Machinery Index
AGCO Corp.	3,061	$198	1.52%
Caterpillar, Inc.	22,821	3,363	25.78
Cummins, Inc.	6,140	995	7.63
Deere & Co.	12,450	1,934	14.82
Dover Corp.	5,975	587	4.50
Flowserve Corp.	5,050	219	1.68
Illinois Tool Works, Inc.	13,111	2,054	15.75
Ingersoll-Rand PLC	9,543	816	6.26
PACCAR, Inc.	13,155	870	6.67
Parker-Hannifin Corp.	5,113	874	6.70
Pentair PLC	6,986	476	3.65
SPX Corp.	1,626	53	0.40
SPX FLOW, Inc.	1,599	79	0.60
Xylem, Inc.	6,850	527	4.04
Total		$13,045	100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Custom Short Non-U.S. Machinery Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
GS Custom Short Non-U.S. Machinery Index
Alfa Laval AB	915	$22	2.19%
Atlas Copco AB	2,617	113	11.48
CNH Industrial N.V.	3,009	37	3.77
CRRC Corp., Ltd.	103,323	88	8.94
Doosan Infracore Co., Ltd.	447	4	0.42
GEA Group AG	423	18	1.82
Hino Motors Ltd.	1,266	16	1.65
Hitachi Construction Machinery Co., Ltd.	470	18	1.82
Hiwin Technologies Corp.	608	9	0.88
Hyundai Heavy Industries Co., Ltd.	146	19	1.92
Hyundai Mipo Dockyard Co., Ltd.	44	4	0.42
IMI PLC	602	9	0.93
JTEKT Corp.	753	11	1.10
Kawasaki Heavy Industries Ltd.	365	12	1.18
Komatsu Ltd.	2,129	70	7.12
Kone Oyj	1,156	58	5.85
Kubota Corp.	2,719	47	4.79
MAN SE	323	38	3.82
Melrose Industries PLC	4,303	14	1.41
Metso Oyj	332	10	1.06
NGK Insulators Ltd.	719	12	1.24
Samsung Heavy Industries Co., Ltd.	1,298	10	0.98
Sandvik AB	2,767	50	5.12
Schindler Holding AG	233	50	5.09
SMC Corp.	148	59	6.01
Sulzer AG	75	10	0.99
Sumitomo Heavy Industries Ltd.	271	10	1.03
Volvo AB	4,695	86	8.68
Wartsila Oyj Abp	1,307	29	2.93
Weichai Power Co., Ltd.	19,266	22	2.19
Weir Group PLC (The)	496	14	1.41
Yangzijiang Shipbuilding Holdings Ltd.	8,648	8	0.81
Zoomlion Co., Ltd.	24,564	9	0.95
Total		$986	100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Custom Short Metals & Mining Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
GS Custom Short Metals & Mining Index
Alumina Ltd.	47,763	$87	0.87%
Anglo American PLC	25,893	603	6.06
Antofagasta PLC	7,672	99	1.00
ArcelorMittal	13,071	413	4.15
BHP Billiton Ltd.	62,873	1,361	13.68
BHP Billiton PLC	41,430	815	8.19
BlueScope Steel Ltd.	11,040	128	1.29
Boliden AB	5,331	187	1.88
First Quantum Minerals Ltd.	12,872	180	1.81
Fortescue Metals Group Ltd.	30,653	102	1.02
Freeport-McMoRan, Inc.	26,425	464	4.67
Glencore PLC	241,284	1,197	12.03
Hitachi Metals Ltd.	4,212	49	0.49
JFE Holdings, Inc.	10,217	203	2.04
Kobe Steel Ltd.	6,062	59	0.60
Lundin Mining Corp.	12,868	84	0.85
Maruichi Steel Tube Ltd.	1,104	33	0.34
Mitsubishi Materials Corp.	2,204	65	0.65
Nippon Steel & Sumitomo Metal Corp.	14,863	322	3.24
Norsk Hydro ASA	26,300	154	1.55
Nucor Corp.	6,056	370	3.72
Rio Tinto Ltd.	8,045	449	4.51
Rio Tinto PLC	23,680	1,199	12.05
South32 Ltd.	101,834	252	2.53
Steel Dynamics, Inc.	4,478	198	1.99
Sumitomo Metal Mining Co., Ltdx	4,798	195	1.96
Teck Resources Ltd.	10,992	283	2.84
thyssenkrupp AG	8,457	220	2.21
Turquoise Hill Resources Ltd.	19,966	61	0.61
voestalpine AG	2,216	116	1.17
Total		$9,948	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	230,551	$1,418	12.25%
China CITIC Bank Corp., Ltd.	743,160	3,983	34.41
China Everbright Bank Co., Ltd.	57,105	215	1.86
China Merchants Bank Co., Ltd.	131,691	4,234	36.57
China Minsheng Banking Corp., Ltd.	165,248	1,261	10.89
Chongqing Rural Commercial Bank Co., Ltd.	77,532	466	4.02
Total		$11,577	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$84	0.86%
AbbVie, Inc.	1,291	122	1.24
AES Corp.	2,315	26	0.27
Aetna, Inc.	269	45	0.46
Agilent Technologies, Inc.	260	17	0.18
Alexion Pharmaceuticals, Inc.	181	20	0.20
Align Technology, Inc.	58	15	0.15
Allergan PLC	271	46	0.46
Alliant Energy Corp.	810	33	0.34
Altria Group, Inc.	2,694	168	1.70
Ameren Corp.	851	48	0.49
American Electric Power Co., Inc.	1,724	118	1.20
American Water Works Co., Inc.	625	51	0.52
AmerisourceBergen Corp.	131	11	0.11
Amgen, Inc.	591	101	1.02
Anthem, Inc.	213	47	0.47
Archer-Daniels-Midland Co.	790	34	0.35
AT&T, Inc.	38,194	1,362	13.82
Baxter International, Inc.	406	26	0.27
Becton Dickinson & Co.	214	46	0.47
Biogen, Inc.	171	47	0.48
Boston Scientific Corp.	1,111	30	0.31
Bristol-Myers Squibb Co.	1,328	84	0.85
Brown-Forman Corp.	344	19	0.19
Campbell Soup Co.	272	12	0.12
Cardinal Health, Inc.	256	16	0.16
Celgene Corp.	634	57	0.57
Centene Corp.	140	15	0.15
CenterPoint Energy, Inc.	1,511	41	0.42
CenturyLink, Inc.	6,044	99	1.01
Cerner Corp.	255	15	0.15
Church & Dwight Co., Inc.	350	18	0.18
Cigna Corp.	204	34	0.35
Clorox Co. (The)	181	24	0.24
CMS Energy Corp.	989	45	0.45
Coca-Cola Co. (The)	5,391	234	2.38
Colgate-Palmolive Co.	1,237	89	0.90
Conagra Brands, Inc.	584	22	0.22
Consolidated Edison, Inc.	1,086	85	0.86
Constellation Brands, Inc.	241	55	0.56
Cooper Cos., Inc. (The)	40	9	0.09
Costco Wholesale Corp.	616	116	1.18
Coty, Inc.	662	12	0.12
CVS Health Corp.	1,428	89	0.90
Danaher Corp.	495	48	0.49
DaVita, Inc.	124	8	0.08
DENTSPLY SIRONA, Inc.	186	9	0.09
Dominion Energy, Inc.	2,253	152	1.54
Dr. Pepper Snapple Group, Inc.	255	30	0.31
DTE Energy Co.	629	66	0.67

Duke Energy Corp.	2,454	190	1.93
Edison International	1,142	73	0.74
Edwards Lifesciences Corp.	171	24	0.24
Eli Lilly & Co.	785	61	0.62
Entergy Corp.	629	50	0.50
Envision Healthcare Corp.	98	4	0.04
Estee Lauder Cos., Inc. (The)	314	47	0.48
Eversource Energy	1,111	65	0.66
Exelon Corp.	3,366	131	1.33
Express Scripts Holding Co.	468	32	0.33
FirstEnergy Corp.	1,558	53	0.54
General Mills, Inc.	810	36	0.37
Gilead Sciences, Inc.	1,058	80	0.81
HCA Healthcare, Inc.	234	23	0.23
Henry Schein, Inc.	129	9	0.09
Hershey Co. (The)	198	20	0.20
Hologic, Inc.	227	8	0.09
Hormel Foods Corp.	379	13	0.13
Humana, Inc.	117	31	0.32
IDEXX Laboratories, Inc.	71	14	0.14
Illumina, Inc.	118	28	0.28
Incyte Corp.	138	11	0.12
Intuitive Surgical, Inc.	91	38	0.38
IQVIA Holdings, Inc.	123	12	0.12
JM Smucker Co. (The)	160	20	0.20
Johnson & Johnson	2,174	279	2.83
Kellogg Co.	349	23	0.23
Kimberly-Clark Corp.	496	55	0.55
Kraft Heinz Co. (The)	838	52	0.53
Kroger Co. (The)	1,260	30	0.31
Laboratory Corp. of America Holdings	82	13	0.13
McCormick & Co., Inc.	167	18	0.18
McKesson Corp.	170	24	0.24
Medtronic PLC	1,097	88	0.89
Merck & Co., Inc.	2,215	121	1.22
Mettler-Toledo International, Inc.	21	12	0.12
Molson Coors Brewing Co.	259	20	0.20
Mondelez International, Inc.	2,117	88	0.90
Monster Beverage Corp.	582	33	0.34
Mylan N.V.	434	18	0.18
NextEra Energy, Inc.	1,641	268	2.72
NiSource, Inc.	1,143	27	0.28
NRG Energy, Inc.	1,054	32	0.33
Patterson Cos., Inc.	67	1	0.02
PepsiCo, Inc.	2,006	219	2.22
PerkinElmer, Inc.	89	7	0.07
Perrigo Co., PLC	107	9	0.09
Pfizer, Inc.	4,834	172	1.74
PG&E Corp.	1,798	79	0.80
Philip Morris International, Inc.	2,181	217	2.20
Pinnacle West Capital Corp.	391	31	0.32
PPL Corp.	2,395	68	0.69
Procter & Gamble Co. (The)	3,581	284	2.88
Public Service Enterprise Group, Inc.	1,774	89	0.90
Quest Diagnostics, Inc.	110	11	0.11
Regeneron Pharmaceuticals, Inc.	62	21	0.22
ResMed, Inc.	115	11	0.11
SCANA Corp.	501	19	0.19

Sempra Energy	880	98	0.99
Southern Co. (The)	3,504	156	1.59
Stryker Corp.	261	42	0.43
Sysco Corp.	682	41	0.41
Thermo Fisher Scientific, Inc.	324	67	0.68
Tyson Foods, Inc.	406	30	0.30
UnitedHealth Group, Inc.	783	168	1.70
Universal Health Services, Inc.	72	9	0.09
Varian Medical Systems, Inc.	74	9	0.09
Verizon Communications, Inc.	25,376	1,213	12.31
Vertex Pharmaceuticals, Inc.	204	33	0.34
Walgreens Boots Alliance, Inc.	1,219	80	0.81
Walmart, Inc.	2,056	183	1.86
Waters Corp.	65	13	0.13
WEC Energy Group, Inc.	1,106	69	0.70
Xcel Energy, Inc.	1,780	81	0.82
Zimmer Biomet Holdings, Inc.	164	18	0.18
Zoetis, Inc.	398	33	0.34
Total		$9,855	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short China Autos Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short China Autos Index
Brilliance China Automotive Holdings Ltd.	8,529,002	$139,705	20.81%
Dongfeng Motor Group Co., Ltd.	7,422,636	67,620	10.07
Geely Automobile Holdings Ltd.	13,781,205	311,455	46.39
Great Wall Motor Co., Ltd.	8,636,737	67,971	10.12
Guangzhou Automobile Group Co., Ltd.	5,853,383	84,640	12.61
Total		$671,391	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$153	1.46%
Accenture PLC	286	44	0.42
Activision Blizzard, Inc.	350	24	0.22
Acuity Brands, Inc.	49	7	0.07
Adobe Systems, Inc.	229	49	0.47
Advance Auto Parts, Inc.	72	9	0.08
Advanced Micro Devices, Inc.	373	4	0.04
Air Products & Chemicals, Inc.	897	143	1.36
Akamai Technologies, Inc.	79	6	0.05
Alaska Air Group, Inc.	144	9	0.09
Albemarle Corp.	455	42	0.40
Allegion PLC	111	9	0.09
Alliance Data Systems Corp.	22	5	0.04
Alphabet, Inc.	140	144	1.38
Alphabet, Inc.	138	143	1.37
Amazon.com, Inc.	390	564	5.40
American Airlines Group, Inc.	506	26	0.25
AMETEK, Inc.	269	20	0.20
Amphenol Corp.	141	12	0.12
Analog Devices, Inc.	170	15	0.15
ANSYS, Inc.	39	6	0.06
AO Smith Corp.	171	11	0.10
Apple, Inc.	2,392	401	3.84
Applied Materials, Inc.	494	27	0.26
Aptiv PLC	261	22	0.21
Arconic, Inc.	493	11	0.11
Autodesk, Inc.	102	13	0.12
Automatic Data Processing, Inc.	206	23	0.22
AutoZone, Inc.	27	18	0.17
Avery Dennison Corp.	364	39	0.37
Ball Corp.	1,448	58	0.55
Best Buy Co., Inc.	260	18	0.17
Boeing Co. (The)	648	212	2.03
Booking Holdings, Inc.	48	100	0.95
BorgWarner, Inc.	194	10	0.09
Broadcom, Inc.	188	44	0.42
CA, Inc.	146	5	0.05
Cadence Design Systems, Inc.	130	5	0.05
CarMax, Inc.	179	11	0.11
Carnival Corp.	399	26	0.25
Caterpillar, Inc.	690	102	0.97
CBS Corp.	356	18	0.17
CF Industries Holdings, Inc.	960	36	0.35
CH Robinson Worldwide, Inc.	164	15	0.15
Charter Communications, Inc.	197	61	0.59
Chipotle Mexican Grill, Inc.	25	8	0.08
Cintas Corp.	100	17	0.16
Cisco Systems, Inc.	2,316	99	0.95
Citrix Systems, Inc.	67	6	0.06
Cognizant Technology Solutions Corp.	274	22	0.21

Comcast Corp.	4,605	157	1.50
Corning, Inc.	418	12	0.11
CSRA, Inc.	76	3	0.03
CSX Corp.	1,066	59	0.57
Cummins, Inc.	184	30	0.29
Darden Restaurants, Inc.	123	10	0.10
Deere & Co.	373	58	0.55
Delphi Technologies PLC	87	4	0.04
Delta Air Lines, Inc.	777	43	0.41
Discovery, Inc.	199	4	0.04
Discovery, Inc.	151	3	0.03
DISH Network Corp.	223	8	0.08
Dollar General Corp.	255	24	0.23
Dollar Tree, Inc.	232	22	0.21
Dover Corp.	182	18	0.17
DowDuPont, Inc.	9,605	612	5.85
DR Horton, Inc.	333	15	0.14
DXC Technology Co.	132	13	0.13
Eastman Chemical Co.	596	63	0.60
Eaton Corp PLC	519	41	0.40
eBay, Inc.	461	19	0.18
Ecolab, Inc.	1,072	147	1.40
Electronic Arts, Inc.	143	17	0.17
Emerson Electric Co.	747	51	0.49
Equifax, Inc.	140	16	0.16
Expedia Group, Inc.	120	13	0.13
Expeditors International of Washington I	211	13	0.13
F5 Networks, Inc.	29	4	0.04
Facebook, Inc.	1,098	175	1.68
Fastenal Co.	336	18	0.18
FedEx Corp.	288	69	0.66
Fidelity National Information Services I	154	15	0.14
Fiserv, Inc.	194	14	0.13
FLIR Systems, Inc.	64	3	0.03
Flowserve Corp.	152	7	0.06
Fluor Corp.	163	9	0.09
FMC Corp.	552	42	0.40
Foot Locker, Inc.	121	6	0.05
Ford Motor Co.	3,829	42	0.41
Fortive Corp.	356	28	0.26
Fortune Brands Home & Security, Inc.	180	11	0.10
Freeport-McMoRan, Inc.	5,539	97	0.93
Gap, Inc. (The)	215	7	0.06
Garmin Ltd.	109	6	0.06
Gartner, Inc.	42	5	0.05
General Dynamics Corp.	325	72	0.69
General Electric Co.	10,102	136	1.30
General Motors Co.	1,284	47	0.45
Genuine Parts Co.	144	13	0.12
Global Payments, Inc.	71	8	0.08
Goodyear Tire & Rubber Co. (The)	246	7	0.06
H&R Block, Inc.	205	5	0.05
Hanesbrands, Inc.	357	7	0.06
Harley-Davidson, Inc.	167	7	0.07
Harris Corp.	55	9	0.08
Hasbro, Inc.	111	9	0.09
Hewlett Packard Enterprise Co.	761	13	0.13
Hilton Worldwide Holdings, Inc.	200	16	0.15

Home Depot, Inc. (The)	1,154	206	1.97
Honeywell International, Inc.	889	128	1.23
HP, Inc.	774	17	0.16
IHS Markit Ltd.	424	20	0.20
Illinois Tool Works, Inc.	361	57	0.54
Ingersoll-Rand PLC	296	25	0.24
Intel Corp.	2,176	113	1.08
International Business Machines Corp.	401	62	0.59
International Flavors & Fragrances, Inc.	325	44	0.43
International Paper Co.	1,700	91	0.87
Interpublic Group of Cos., Inc. (The)	385	9	0.08
Intuit, Inc.	113	20	0.19
Jacobs Engineering Group, Inc.	140	8	0.08
JB Hunt Transport Services, Inc.	100	12	0.11
Johnson Controls International PLC	1,088	38	0.37
Juniper Networks, Inc.	176	4	0.04
Kansas City Southern	123	14	0.13
KLA-Tencor Corp.	73	8	0.08
Kohl’s Corp.	165	11	0.10
L Brands, Inc.	244	9	0.09
L3 Technologies, Inc.	91	19	0.18
Lam Research Corp.	75	15	0.15
Leggett & Platt, Inc.	130	6	0.06
Lennar Corp.	199	12	0.11
Lennar Corp.	4	-@@	-@@@
LKQ Corp.	302	11	0.11
Lockheed Martin Corp.	292	99	0.94
Lowe’s Cos., Inc.	827	73	0.69
LyondellBasell Industries N.V.	1,336	141	1.35
Macy’s, Inc.	298	9	0.08
Marriott International, Inc.	306	42	0.40
Martin Marietta Materials, Inc.	259	54	0.51
Masco Corp.	372	15	0.14
Mastercard, Inc.	432	76	0.72
Mattel, Inc.	336	4	0.04
McDonald’s Corp.	793	124	1.19
MGM Resorts International	507	18	0.17
Michael Kors Holdings Ltd.	148	9	0.09
Microchip Technology, Inc.	108	10	0.09
Micron Technology, Inc.	516	27	0.26
Microsoft Corp.	3,567	326	3.11
Mohawk Industries, Inc.	62	14	0.14
Monsanto Co.	1,809	211	2.02
Mosaic Co. (The)	1,445	35	0.34
Motorola Solutions, Inc.	75	8	0.08
NetApp, Inc.	125	8	0.07
Netflix, Inc.	423	125	1.19
Newell Brands, Inc.	480	12	0.12
Newmont Mining Corp.	2,195	86	0.82
News Corp.	374	6	0.06
News Corp.	119	2	0.02
Nielsen Holdings PLC	392	12	0.12
NIKE, Inc.	1,286	85	0.82
Nordstrom, Inc.	114	6	0.05
Norfolk Southern Corp.	336	46	0.44
Northrop Grumman Corp.	203	71	0.68
Norwegian Cruise Line Holdings Ltd.	174	9	0.09
Nucor Corp.	1,315	80	0.77

NVIDIA Corp.	278	64	0.62
Omnicom Group, Inc.	226	16	0.16
Oracle Corp.	1,399	64	0.61
O’Reilly Automotive, Inc.	86	21	0.20
PACCAR, Inc.	410	27	0.26
Packaging Corp. of America	388	44	0.42
Parker-Hannifin Corp.	155	27	0.25
Paychex, Inc.	148	9	0.09
PayPal Holdings, Inc.	523	40	0.38
Pentair PLC	193	13	0.13
PPG Industries, Inc.	1,056	118	1.13
PulteGroup, Inc.	272	8	0.08
PVH Corp.	76	12	0.11
Qorvo, Inc.	59	4	0.04
QUALCOMM, Inc.	684	38	0.36
Quanta Services, Inc.	176	6	0.06
Ralph Lauren Corp.	54	6	0.06
Raytheon Co.	339	73	0.70
Red Hat, Inc.	82	12	0.12
Republic Services, Inc.	267	18	0.17
Robert Half International, Inc.	147	9	0.08
Rockwell Automation, Inc.	150	26	0.25
Roper Technologies, Inc.	119	33	0.32
Ross Stores, Inc.	381	30	0.28
Royal Caribbean Cruises Ltd.	168	20	0.19
salesforce.com, Inc.	316	37	0.35
Seagate Technology PLC	133	8	0.07
Sealed Air Corp.	782	33	0.32
Sherwin-Williams Co. (The)	338	133	1.27
Signet Jewelers Ltd.	59	2	0.02
Skyworks Solutions, Inc.	85	9	0.08
Snap-on, Inc.	67	10	0.09
Southwest Airlines Co.	642	37	0.35
Stanley Black & Decker, Inc.	179	27	0.26
Starbucks Corp.	1,414	82	0.78
Stericycle, Inc.	100	6	0.06
Symantec Corp.	285	7	0.07
Synopsys, Inc.	70	6	0.06
Tapestry, Inc.	277	15	0.14
Target Corp.	535	37	0.36
TE Connectivity Ltd.	164	16	0.16
Texas Instruments, Inc.	459	48	0.46
Textron, Inc.	309	18	0.17
Tiffany & Co.	100	10	0.09
TJX Cos., Inc. (The)	623	51	0.49
Total System Services, Inc.	78	7	0.06
Tractor Supply Co.	124	8	0.07
TransDigm Group, Inc.	56	17	0.16
TripAdvisor, Inc.	106	4	0.04
Twenty-First Century Fox, Inc.	1,030	38	0.36
Twenty-First Century Fox, Inc.	430	16	0.15
Ulta Beauty, Inc.	57	12	0.11
Under Armour, Inc.	181	3	0.03
Under Armour, Inc.	182	3	0.02
Union Pacific Corp.	934	126	1.20
United Continental Holdings, Inc.	302	21	0.20
United Parcel Service, Inc.	804	84	0.80
United Rentals, Inc.	99	17	0.16

United Technologies Corp.	867	109	1.04
VeriSign, Inc.	40	5	0.05
Verisk Analytics, Inc.	181	19	0.18
VF Corp.	320	24	0.23
Viacom, Inc.	345	11	0.10
Visa, Inc.	847	101	0.97
Vulcan Materials Co.	545	62	0.59
Walt Disney Co. (The)	1,511	152	1.45
Waste Management, Inc.	472	40	0.38
Western Digital Corp.	137	13	0.12
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	67	0.64
Whirlpool Corp.	71	11	0.10
WW Grainger, Inc.	61	17	0.16
Wyndham Worldwide Corp.	101	12	0.11
Wynn Resorts Ltd.	78	14	0.14
Xerox Corp.	99	3	0.03
Xilinx, Inc.	115	8	0.08
Xylem, Inc.	210	16	0.15
Yum! Brands, Inc.	338	29	0.28
Total		$10,459	100.00%

@@	Value is less than $500.
@@@	Index weight is less than 0.005%.

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
JIBAR		Johannesburg Interbank Agreed Rate.
LIBOR		London Interbank Offered Rate.
PRIBOR		Prague Interbank Offered Rate.
TIIE		Interbank Equilibrium Interest Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	35.5%
Common Stocks	26.4
Sovereign	20.8
U.S. Treasury Securities	17.3
Total Investments	100.0	%**

**

Does not include open long/short futures contracts with an underlying face amount of approximately $65,798,000 with net unrealized appreciation of approximately $1,083,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $126,000 and does not include open swap agreements with net unrealized appreciation of approximately $964,000.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (86.4%)
Austria (0.3%)
Andritz AG	1,291	$72
Erste Group Bank AG	11,504	579
Raiffeisen Bank International AG (a)	1,805	70
		721
Belgium (1.2%)
Ageas	1,051	54
Anheuser-Busch InBev SA N.V.	14,587	1,603
Groupe Bruxelles Lambert SA	2,680	307
KBC Group N.V.	3,359	293
Telenet Group Holding N.V. (a)	1,131	76
UCB SA	2,808	229
Umicore SA	2,266	120
		2,682
Brazil (0.8%)
Banco Bradesco SA (Preference)	35,400	424
Banco Santander Brasil SA (Units) (b)	22,600	273
BRF SA (a)	11,400	79
Itau Unibanco Holding SA (Preference)	28,259	439
Lojas Renner SA	17,800	185
Petroleo Brasileiro SA (a)	32,500	230
Raia Drogasil SA	7,400	168
		1,798
Chile (0.3%)
Banco de Chile	1,018,097	172
Banco de Credito e Inversiones SA	2,335	174
Banco Santander Chile	1,971,734	166
Itau CorpBanca	15,688,824	151
		663
China (5.2%)
58.com, Inc. ADR (a)	400	32
AAC Technologies Holdings, Inc. (c)	97,000	1,774
Alibaba Group Holding Ltd. ADR (a)	12,000	2,202
Baidu, Inc. ADR (a)	5,000	1,116
Brilliance China Automotive Holdings Ltd. (c)	16,000	34
China Literature Ltd. (a)(c)(d)(e)	53	—	@
China Mengniu Dairy Co., Ltd. (c)	24,000	83
CSPC Pharmaceutical Group Ltd. (c)	46,000	124
Ctrip.com International Ltd. ADR (a)	2,200	103
Geely Automobile Holdings Ltd. (c)	27,000	79
Hengan International Group Co., Ltd. (c)	6,500	61
JD.com, Inc. ADR (a)(e)	10,200	413
NetEase, Inc. ADR	400	112
New Oriental Education & Technology Group, Inc. ADR	800	70
Shenzhou International Group Holdings Ltd. (c)	4,000	43
SINA Corp. (a)	400	42
Sinopharm Group Co., Ltd. H Shares (c)	12,800	64
TAL Education Group ADR	1,600	59
Tencent Holdings Ltd. (c)	92,900	4,945
Yum China Holdings, Inc.	2,200	91

YY, Inc. ADR (a)	300	31
		11,478
Denmark (1.5%)
Danske Bank A/S	11,418	427
DSV A/S	1,935	153
ISS A/S	8,889	330
Novo Nordisk A/S Series B	44,123	2,171
Novozymes A/S Series B	3,185	165
Vestas Wind Systems A/S	1,348	96
		3,342
Egypt (0.8%)
Commercial International Bank Egypt SAE	306,818	1,550
Global Telecom Holding SAE (a)	774,919	286
		1,836
Finland (1.1%)
Neste Oyj	2,554	178
Nokia Oyj	110,241	609
Orion Oyj, Class B	2,195	67
Sampo Oyj, Class A	7,025	392
Stora Enso Oyj, Class R	17,162	316
UPM-Kymmene Oyj	14,785	549
Wartsila Oyj Abp	13,446	298
		2,409
France (10.7%)
Accor SA	4,602	249
Aeroports de Paris (ADP)	999	218
Air Liquide SA	4,946	607
Airbus SE	6,995	809
Atos SE	1,887	258
Aubay	1,460	75
AXA SA	28,494	759
BNP Paribas SA	16,155	1,198
Bouygues SA	1,320	66
Bureau Veritas SA	10,098	263
Capgemini SE	4,960	619
Carrefour SA (e)	7,927	165
Casino Guichard Perrachon SA	932	46
Cie de Saint-Gobain	9,069	479
Cie Generale des Etablissements Michelin SCA	3,015	446
CNP Assurances	1,932	49
Credit Agricole SA	28,225	459
Danone SA	14,141	1,145
Dassault Systemes SE	3,533	481
Edenred	8,954	312
Eiffage SA	878	100
Electricite de France SA	6,485	94
Elis SA	2,540	63
Engie SA	40,095	670
Essilor International Cie Generale d’Optique SA	2,232	301
Eurazeo SA	341	31
Eutelsat Communications SA	1,721	34
Fonciere Des Regions REIT	804	89
Gecina SA REIT	2,619	455
Getlink SE	5,557	79
Hermes International	230	136

ICADE REIT	1,472	143
Imerys SA	654	64
Kaufman & Broad SA	1,240	65
Kering SA	687	329
Klepierre SA REIT	3,077	124
Korian SA	1,930	65
L’Oreal SA	2,311	522
Legrand SA	3,229	253
LNA Sante SA	940	66
LVMH Moet Hennessy Louis Vuitton SE	1,997	616
Metropole Television SA	2,410	62
Natixis SA	6,801	56
Nexity SA	1,000	64
Orpea	520	66
Pernod Ricard SA	2,373	395
Peugeot SA	5,886	142
Publicis Groupe SA	2,045	143
Remy Cointreau SA	269	38
Renault SA	2,209	268
Safran SA	9,103	965
Sanofi	20,368	1,637
Sanofi ADR	8,730	350
SES SA	4,287	58
Societe BIC SA	2,385	237
Societe Generale SA	16,124	877
Sodexo SA	855	86
SPIE SA	2,760	61
Ste Industrielle d’Aviation Latecoere SA (a)	11,470	70
STMicroelectronics N.V. (e)	7,689	171
Suez	8,388	122
Synergie SA	1,020	64
Television Francaise 1	4,630	63
Thales SA	4,515	550
TOTAL SA	28,333	1,610
Unibail-Rodamco SE REIT (e)	2,442	559
Valeo SA	7,504	496
Vinci SA	11,881	1,170
Vivendi SA	4,595	119
		23,501
Germany (9.8%)
Adidas AG	3,347	811
Allianz SE (Registered)	8,904	2,012
Axel Springer SE	377	32
BASF SE	13,333	1,355
Bayer AG (Registered)	28,610	3,235
Bayerische Motoren Werke AG	4,266	463
Bayerische Motoren Werke AG (Preference)	579	54
Beiersdorf AG	1,535	174
Brenntag AG	1,510	90
CECONOMY AG	5,039	58
Commerzbank AG (a)	34,097	443
Continental AG	2,122	586
Covestro AG (d)	996	98
Daimler AG (Registered)	12,470	1,060
Deutsche Bank AG (Registered)	9,441	132
Deutsche Boerse AG	4,013	547
Deutsche Post AG (Registered)	14,407	630
Deutsche Wohnen SE	6,540	305
E.ON SE	16,118	179

Fraport AG Frankfurt Airport Services Worldwide	227	23
Fresenius Medical Care AG & Co., KGaA	6,022	615
GEA Group AG	6,574	280
Hannover Rueck SE (Registered)	799	109
HeidelbergCement AG	3,654	359
Henkel AG & Co., KGaA	593	75
Henkel AG & Co., KGaA (Preference)	3,408	448
Infineon Technologies AG	16,921	453
Kabel Deutschland Holding AG	577	77
LANXESS AG	422	32
Linde AG	1,525	306
Merck KGaA	3,052	293
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,162	503
Porsche Automobil Holding SE (Preference)	1,949	162
ProSiebenSat.1 Media SE (Registered)	3,761	131
QIAGEN N.V. (a)	24,063	777
RTL Group SA	1,147	95
RWE AG (a)	5,480	135
SAP SE	23,453	2,454
Siemens AG (Registered)	3,965	506
thyssenKrupp AG	2,609	68
Uniper SE	3,226	98
United Internet AG (Registered)	10,658	671
Vonovia SE	8,829	438
Zalando SE (a)(d)	420	23
		21,395
Hong Kong (1.9%)
AIA Group Ltd.	122,800	1,048
Bank of East Asia Ltd. (The)	14,495	58
BOC Hong Kong Holdings Ltd.	40,500	199
CK Asset Holdings Ltd.	29,000	245
CK Infrastructure Holdings Ltd.	7,000	58
First Pacific Co., Ltd.	8,000	4
Galaxy Entertainment Group Ltd.	25,000	229
Hang Lung Group Ltd.	3,000	10
Hang Lung Properties Ltd.	26,000	61
Hang Seng Bank Ltd.	8,200	191
Henderson Land Development Co., Ltd.	15,400	101
Hong Kong Exchanges & Clearing Ltd.	12,986	427
Hongkong Land Holdings Ltd.	8,400	58
Hysan Development Co., Ltd.	7,000	37
I-CABLE Communications Ltd. (a)	19,285	1
Kerry Properties Ltd.	2,000	9
Link REIT	23,500	202
MGM China Holdings Ltd.	3,200	8
MTR Corp., Ltd.	16,719	90
New World Development Co., Ltd.	67,180	96
NWS Holdings Ltd.	14,000	26
Power Assets Holdings Ltd.	14,500	130
Sands China Ltd.	26,000	141
Sino Land Co., Ltd.	36,765	60
SJM Holdings Ltd.	6,000	5
Sun Hung Kai Properties Ltd.	17,000	271
Swire Pacific Ltd., Class A	6,500	66
Swire Properties Ltd.	13,400	47
Techtronic Industries Co., Ltd.	15,000	89
WH Group Ltd. (d)	46,000	49
Wharf Holdings Ltd. (The)	16,000	55

Wharf Real Estate Investment Co., Ltd. (a)	16,000	105
Wheelock & Co., Ltd.	10,000	73
		4,249
Hungary (0.2%)
OTP Bank PLC	7,656	345
India (1.2%)
Ashok Leyland Ltd.	96,514	217
Bharat Financial Inclusion Ltd. (a)	10,370	176
Bharat Petroleum Corp., Ltd.	16,923	111
HDFC Bank Ltd. ADR	1,500	148
Housing Development Finance Corp., Ltd.	22,691	638
ICICI Bank Ltd.	91,353	393
IndusInd Bank Ltd.	5,859	163
Marico Ltd.	26,354	132
Maruti Suzuki India Ltd.	1,229	168
Shree Cement Ltd.	419	104
Yes Bank Ltd.	32,585	155
Zee Entertainment Enterprises Ltd.	15,713	139
		2,544
Indonesia (2.6%)
Adaro Energy Tbk PT	764,700	119
Astra International Tbk PT	1,008,100	537
Bank Central Asia Tbk PT	620,500	1,053
Bank Mandiri Persero Tbk PT	947,000	530
Bank Negara Indonesia Persero Tbk PT	416,800	264
Bank Rakyat Indonesia Persero Tbk PT	2,792,000	733
Charoen Pokphand Indonesia Tbk PT	406,700	102
Gudang Garam Tbk PT	26,500	140
Hanjaya Mandala Sampoerna Tbk PT	491,700	143
Indocement Tunggal Prakarsa Tbk PT	89,000	104
Indofood Sukses Makmur Tbk PT	247,000	129
Kalbe Farma Tbk PT	1,161,400	127
Lippo Karawaci Tbk PT	1,281,000	45
Matahari Department Store Tbk PT	138,300	110
Perusahaan Gas Negara Persero Tbk	585,800	99
Semen Indonesia Persero Tbk PT	168,500	127
Summarecon Agung Tbk PT	642,700	42
Surya Citra Media Tbk PT	367,000	73
Telekomunikasi Indonesia Persero Tbk PT	2,542,800	667
Unilever Indonesia Tbk PT	80,300	289
United Tractors Tbk PT	90,400	211
		5,644
Ireland (0.9%)
Bank of Ireland Group PLC (a)	14,045	123
CRH PLC	27,786	945
Kerry Group PLC, Class A	2,429	247
Ryanair Holdings PLC ADR (a)(e)	4,877	599
		1,914
Japan (15.0%)
Aisin Seiki Co., Ltd.	100	6
Amada Holdings Co., Ltd.	3,600	44
ANA Holdings, Inc.	5,000	193
Aozora Bank Ltd.	100	4
Asahi Glass Co., Ltd.	1,660	70

Asahi Group Holdings Ltd.	5,100	274
Asahi Kasei Corp.	12,000	160
Astellas Pharma, Inc.	21,700	333
Bandai Namco Holdings, Inc.	4,100	132
Bank of Kyoto Ltd. (The)	1,000	57
Benesse Holdings, Inc.	454	17
Bridgestone Corp.	8,200	360
Brother Industries Ltd.	4,800	112
Canon, Inc.	11,104	406
Central Japan Railway Co.	2,192	418
Chiba Bank Ltd. (The)	8,000	66
Chugai Pharmaceutical Co., Ltd.	2,000	102
Concordia Financial Group Ltd.	33,400	189
Dai Nippon Printing Co., Ltd.	1,550	32
Dai-ichi Life Holdings, Inc.	14,900	277
Daicel Corp.	300	3
Daiichi Sankyo Co., Ltd.	7,500	251
Daikin Industries Ltd.	4,200	466
Daito Trust Construction Co., Ltd.	956	162
Daiwa House Industry Co., Ltd.	7,000	269
Denso Corp.	7,650	420
East Japan Railway Co.	5,300	495
Eisai Co., Ltd.	3,000	194
FANUC Corp.	3,650	929
Fuji Electric Co., Ltd.	5,000	34
FUJIFILM Holdings Corp.	9,800	392
Fujitsu Ltd.	31,200	189
Fukuoka Financial Group, Inc.	10,000	55
Hamamatsu Photonics KK	3,300	127
Hankyu Hanshin Holdings, Inc.	1,300	49
Hino Motors Ltd.	3,600	47
Hirose Electric Co., Ltd.	315	44
Hisamitsu Pharmaceutical Co., Inc.	300	23
Hitachi Construction Machinery Co., Ltd. (e)	3,300	129
Hitachi Ltd.	56,000	409
Hitachi Metals Ltd.	200	2
Honda Motor Co., Ltd.	15,113	525
Hoshizaki Corp.	200	18
Hoya Corp.	7,800	395
Hulic Co., Ltd.	300	3
IHI Corp.	2,253	70
Isuzu Motors Ltd.	8,100	124
Ito En Ltd.	2,100	83
ITOCHU Corp.	21,951	427
Japan Post Bank Co., Ltd.	3,400	46
Japan Real Estate Investment Corp. REIT	11	57
Japan Tobacco, Inc.	14,500	415
JFE Holdings, Inc.	6,500	131
JTEKT Corp.	500	7
Kajima Corp.	11,000	103
Kansai Paint Co., Ltd.	3,200	75
Kao Corp.	8,400	633
Kawasaki Heavy Industries Ltd.	2,350	76
Keyence Corp.	1,800	1,127
Kinden Corp.	1,200	20
Kintetsu Group Holdings Co., Ltd.	100	4
Kirin Holdings Co., Ltd.	11,300	303
Koito Manufacturing Co., Ltd.	100	7
Komatsu Ltd.	9,600	322
Konica Minolta, Inc. (e)	8,430	72
Kose Corp.	1,100	231

Kubota Corp.	600	11
Kuraray Co., Ltd.	6,956	121
Kurita Water Industries Ltd.	2,200	71
Kyocera Corp.	5,700	323
Kyowa Exeo Corp.	800	21
Kyowa Hakko Kirin Co., Ltd.	3,000	65
LIXIL Group Corp.	4,062	90
M3, Inc.	100	5
Mabuchi Motor Co., Ltd.	1,000	50
Makita Corp.	2,800	139
Marubeni Corp.	26,250	191
Maruichi Steel Tube Ltd.	100	3
Mebuki Financial Group, Inc.	23,400	91
Minebea Mitsumi, Inc.	3,000	65
Mitsubishi Chemical Holdings Corp.	15,200	148
Mitsubishi Corp.	24,300	654
Mitsubishi Electric Corp.	19,952	324
Mitsubishi Estate Co., Ltd.	17,100	284
Mitsubishi Materials Corp.	1,700	51
Mitsubishi Motors Corp.	8,500	61
Mitsubishi Tanabe Pharma Corp.	1,100	22
Mitsubishi UFJ Financial Group, Inc. (f)	92,506	614
Mitsui & Co., Ltd.	18,300	314
Mitsui Fudosan Co., Ltd.	13,300	321
Mizuho Financial Group, Inc.	295,100	537
Murata Manufacturing Co., Ltd.	2,900	400
Nabtesco Corp.	1,200	47
Nagoya Railroad Co., Ltd.	200	5
NEC Corp.	1,790	50
Nexon Co., Ltd. (a)	7,000	119
NGK Spark Plug Co., Ltd.	3,259	79
Nidec Corp.	4,800	736
Nikon Corp.	5,800	105
Nintendo Co., Ltd.	1,208	539
Nippon Building Fund, Inc. REIT	12	67
Nippon Express Co., Ltd.	530	35
Nippon Paint Holdings Co., Ltd. (e)	2,000	74
Nippon Steel & Sumitomo Metal Corp.	6,900	152
Nippon Television Holdings, Inc.	3,900	68
Nissan Motor Co., Ltd.	27,805	288
Nitto Denko Corp.	1,900	144
Nomura Research Institute Ltd.	100	5
NSK Ltd.	4,400	59
NTT Data Corp.	6,500	68
Obayashi Corp.	4,971	55
Obic Co., Ltd.	1,300	110
Odakyu Electric Railway Co., Ltd.	9,000	183
Oji Holdings Corp.	1,000	6
Olympus Corp.	200	8
Omron Corp.	4,404	258
Ono Pharmaceutical Co., Ltd.	3,800	121
Oriental Land Co., Ltd.	3,200	328
ORIX Corp.	19,460	347
Panasonic Corp.	19,100	273
Recruit Holdings Co., Ltd.	20,100	504
Resona Holdings, Inc.	12,600	68
Santen Pharmaceutical Co., Ltd.	4,600	77
Seiko Epson Corp.	2,400	42
Sekisui Chemical Co., Ltd.	3,772	66
Sekisui House Ltd.	14,446	266
Seven Bank Ltd.	800	3

Shimano, Inc.	1,550	225
Shimizu Corp.	4,100	37
Shin-Etsu Chemical Co., Ltd.	4,293	446
Shionogi & Co., Ltd.	4,400	230
Shiseido Co., Ltd.	5,800	375
Shizuoka Bank Ltd. (The)	8,000	77
SMC Corp.	905	369
SoftBank Group Corp.	8,700	648
Sojitz Corp.	50,300	160
Sompo Holdings, Inc.	2,400	97
Sony Corp.	7,693	375
Subaru Corp.	5,500	182
Sumitomo Chemical Co., Ltd.	4,600	27
Sumitomo Corp.	18,000	301
Sumitomo Electric Industries Ltd.	11,000	169
Sumitomo Metal Mining Co., Ltd.	2,650	109
Sumitomo Mitsui Financial Group, Inc.	14,600	619
Sumitomo Mitsui Trust Holdings, Inc.	5,016	205
Sumitomo Realty & Development Co., Ltd.	5,500	206
Suruga Bank Ltd.	2,400	34
Suzuki Motor Corp. (e)	3,100	168
T&D Holdings, Inc.	4,200	67
Taiheiyo Cement Corp.	1,800	65
Taisei Corp.	2,400	123
Takeda Pharmaceutical Co., Ltd.	7,000	341
TDK Corp.	1,652	147
Teijin Ltd.	221	4
Terumo Corp.	5,100	264
THK Co., Ltd.	3,100	129
Tobu Railway Co., Ltd.	6,980	213
Toho Co., Ltd.	3,000	100
Tokio Marine Holdings, Inc.	7,820	356
Tokyu Corp.	6,200	97
Tokyu Fudosan Holdings Corp.	3,600	26
Toray Industries, Inc.	20,300	193
TOTO Ltd.	2,100	110
Toyota Industries Corp.	550	33
Toyota Motor Corp.	18,155	1,183
Toyota Tsusho Corp.	200	7
Trend Micro, Inc.	900	53
Unicharm Corp.	6,600	191
West Japan Railway Co.	442	31
Yamaha Corp.	2,400	105
Yamaha Motor Co., Ltd.	3,000	90
Yamato Holdings Co., Ltd.	3,900	98
Yaskawa Electric Corp. (e)	2,800	127
		32,758
Korea, Republic of (0.1%)
NAVER Corp.	267	198

Malaysia (1.3%)
AMMB Holdings Bhd	57,100	57
Axiata Group Bhd	92,700	132
British American Tobacco Malaysia Bhd	4,900	33
CIMB Group Holdings Bhd	122,200	227
DiGi.Com Bhd	107,100	129
Gamuda Bhd	58,500	78
Genting Bhd	77,500	175
Genting Malaysia Bhd	102,300	129

Hong Leong Financial Group Bhd	7,900	39
IHH Healthcare Bhd	70,900	110
IJM Corp., Bhd	99,500	69
Malayan Banking Bhd	122,900	335
Malaysia Airports Holdings Bhd	28,600	66
Petronas Chemicals Group Bhd	82,700	175
Petronas Dagangan Bhd	8,600	55
Petronas Gas Bhd	23,900	111
Public Bank Bhd	100,300	626
RHB Bank Bhd	27,600	37
Sime Darby Bhd	82,000	56
Sime Darby Plantation Bhd (a)	82,000	117
Sime Darby Property Bhd (a)	82,000	30
Telekom Malaysia Bhd	38,800	52
		2,838
Malta (0.0%)
BGP Holdings PLC (a)(g)(h)	72,261	—	@

Netherlands (3.0%)
ABN AMRO Group N.V. CVA (d)	250	7
Aegon N.V.	29,744	201
Heineken Holding N.V.	132	14
Heineken N.V.	3,371	363
ING Groep N.V.	62,309	1,052
Koninklijke DSM N.V.	2,602	259
Koninklijke Philips N.V.	23,791	914
Randstad Holding N.V. (e)	11,202	738
RELX N.V.	37,735	783
Unilever N.V. CVA	28,028	1,584
Wolters Kluwer N.V.	11,696	623
		6,538
Norway (0.2%)
DNB ASA	13,470	263
Marine Harvest ASA	12,579	253
		516
Peru (1.0%)
Cia de Minas Buenaventura SA ADR	15,000	228
Credicorp Ltd.	7,200	1,635
Southern Copper Corp. (e)	6,700	363
		2,226
Philippines (1.8%)
Aboitiz Equity Ventures, Inc.	163,160	212
Aboitiz Power Corp.	110,900	82
Ayala Corp.	20,800	380
Ayala Land, Inc.	620,900	491
Bank of the Philippine Islands	66,200	149
BDO Unibank, Inc.	165,212	442
DMCI Holdings, Inc.	352,600	82
Energy Development Corp.	124,154	13
Globe Telecom, Inc.	2,930	91
GT Capital Holdings, Inc.	6,760	152
International Container Terminal Services, Inc.	44,790	86
JG Summit Holdings, Inc.	236,940	285
Jollibee Foods Corp.	35,680	205
Metro Pacific Investments Corp.	1,280,900	129

PLDT, Inc.	8,005	228
SM Investments Corp.	20,210	358
SM Prime Holdings, Inc.	670,300	435
Universal Robina Corp.	70,800	207
		4,027
Portugal (0.2%)
EDP - Energias de Portugal SA	33,841	129
Galp Energia SGPS SA	12,270	231
		360
South Africa (1.0%)
AVI Ltd.	38,608	361
Bidvest Group Ltd. (The)	22,366	424
Capitec Bank Holdings Ltd.	4,004	295
Clicks Group Ltd.	14,589	226
Imperial Holdings Ltd.	11,260	222
Sanlam Ltd.	47,852	345
Tiger Brands Ltd.	9,854	310
		2,183
Spain (4.1%)
ACS Actividades de Construccion y Servicios SA	7,748	302
Aena SME SA (d)	2,705	545
Amadeus IT Group SA, Class A	16,146	1,194
Banco Bilbao Vizcaya Argentaria SA	132,117	1,046
Banco de Sabadell SA	242,480	496
Banco Santander SA	243,066	1,585
Bankia SA (e)	69,226	310
Bankinter SA (e)	46,131	475
CaixaBank SA	149,899	715
Endesa SA	15,127	333
Ferrovial SA	14,112	295
Grifols SA	11,782	334
Industria de Diseno Textil SA	26,756	839
Mapfre SA	36,237	121
Repsol SA	12,277	218
Zardoya Otis SA	6,046	61
		8,869
Sweden (2.8%)
Arjo AB, Class B (a)	5,486	16
Boliden AB	317	11
Electrolux AB, Class B	36,062	1,135
Elekta AB, Class B	5,951	63
Essity AB, Class B (a)	13,601	376
Hennes & Mauritz AB, Class B	10,858	163
Hexagon AB, Class B	18,376	1,101
Husqvarna AB, Class B	28,002	270
Investor AB, Class B	11,261	501
Lundin Petroleum AB (a)	2,611	66
Saab AB	782	35
Securitas AB, Class B	3,217	55
Skanska AB, Class B	4,104	84
Svenska Cellulosa AB SCA, Class B	13,601	145
Swedbank AB, Class A	12,679	284
Swedish Match AB	5,056	230
Telefonaktiebolaget LM Ericsson, Class B	181,320	1,151

Volvo AB, Class B	18,554	339
		6,025
Switzerland (5.4%)
Adecco Group AG (Registered)	10,293	733
Baloise Holding AG (Registered)	913	140
Cie Financiere Richemont SA (Registered)	4,754	427
Geberit AG (Registered)	971	429
Givaudan SA (Registered)	122	278
Julius Baer Group Ltd. (a)	3,275	202
LafargeHolcim Ltd. (Registered) (a)	9,623	527
LafargeHolcim Ltd. (Registered) (a)	2,771	151
Nestle SA (Registered)	57,551	4,556
Partners Group Holding AG	198	147
Roche Holding AG (Genusschein)	7,739	1,775
Schindler Holding AG	481	104
SGS SA (Registered)	18	44
Swiss Life Holding AG (Registered) (a)	1,023	365
UBS Group AG (Registered) (a)	64,948	1,144
Zurich Insurance Group AG (a)	2,398	787
		11,809
Taiwan (1.3%)
Taiwan Semiconductor Manufacturing Co., Ltd.	341,000	2,898

United Kingdom (10.7%)
3i Group PLC	7,590	92
Admiral Group PLC	1,588	41
Anglo American PLC	20,020	468
Antofagasta PLC	2,540	33
AstraZeneca PLC	27,591	1,898
AstraZeneca PLC ADR	9,910	347
Aviva PLC	57,083	398
Babcock International Group PLC (e)	4,169	39
BAE Systems PLC	130,645	1,067
Barratt Developments PLC	19,177	143
British American Tobacco PLC	23,509	1,365
Bunzl PLC	2,502	74
Burberry Group PLC	4,157	99
Carnival PLC	2,846	183
Centrica PLC	69,318	138
Compass Group PLC	29,519	603
DCC PLC	505	47
Diageo PLC	27,352	925
Ferguson PLC	3,404	256
GKN PLC	28,664	186
GlaxoSmithKline PLC	74,410	1,446
Glencore PLC (a)	189,340	942
Hargreaves Lansdown PLC	1,234	28
IMI PLC	2,247	34
Imperial Brands PLC	12,782	436
Indivior PLC (a)	10,100	58
InterContinental Hotels Group PLC	3,899	234
Intertek Group PLC	1,914	125
J Sainsbury PLC	18,966	64
Johnson Matthey PLC	2,526	108
Legal & General Group PLC	55,584	201
Lonmin PLC (a)	23	—	@
Merlin Entertainments PLC (d)	1,309	6
National Grid PLC	17,208	193

Next PLC	2,193	147
Old Mutual PLC	42,304	142
Persimmon PLC	5,527	196
Prudential PLC	28,844	721
Reckitt Benckiser Group PLC	8,470	718
RELX PLC	20,956	431
Rolls-Royce Holdings PLC (a)	11,103	136
Royal Dutch Shell PLC, Class A	42,335	1,328
Royal Dutch Shell PLC, Class B	31,111	1,003
Sage Group PLC (The)	48,785	438
Schroders PLC	1,066	48
Segro PLC REIT	5,885	50
Shire PLC	53,396	2,662
Shire PLC ADR	2,400	359
Smith & Nephew PLC	35,901	671
SSE PLC	4,912	88
Standard Life Aberdeen PLC	14,018	71
Taylor Wimpey PLC	62,655	162
TechnipFMC PLC	3,806	111
Travis Perkins PLC	460	8
TUI AG	7,047	151
Unilever PLC	22,013	1,223
United Utilities Group PLC	1,724	17
Whitbread PLC	3,377	176
		23,334
Total Common Stocks (Cost $141,454)		189,100

Short-Term Investments (13.7%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i)	1,751,740	1,752

	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $176; fully collateralized by a U.S. Government agency security; 4.00% due 1/1/48; valued at $180)	$176	176
HSBC Securities USA, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $147; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $150)	147	147
Merrill Lynch & Co., Inc., (1.81%, dated 3/29/18, due 4/2/18; proceeds $44; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $45)	44	44
		367
Total Securities held as Collateral on Loaned Securities (Cost $2,119)		2,119

Shares
Investment Company (12.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i) (Cost $27,855)	27,854,691	27,855

Total Short-Term Investments (Cost $29,974)	29,974
Total Investments (100.1%) (Cost $171,428) Including $3,316 of Securities Loaned (j)(k)(l)(m)	219,074
Liabilities in Excess of Other Assets (-0.1%)	(136)
Net Assets (100.0%)	$218,938

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(c)	Security trades on the Hong Kong exchange.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $3,316,000 and $3,468,000, respectively. The Fund received cash collateral of approximately $2,119,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,349,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(f)	For the three months ended March 29, 2018, there were no transactions in Mitsubishi UFJ Financial Group, Inc., Common Stock, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor.
(g)	Security has been deemed illiquid at March 29, 2018.
(h)

At March 29, 2018, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $15,000 relating to the Fund’s investment in the Liquidity Funds.

(j)

The approximate fair value and percentage of net assets, $178,339,000 and 81.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(k)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(l)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(m)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $53,037,000 and the aggregate gross unrealized depreciation is approximately $5,783,000, resulting in net unrealized appreciation of approximately $47,254,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 29, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	2,256		$2,805	6/21/18	$13
Goldman Sachs International		$2,322	BRL	7,681	6/21/18	(11)
Goldman Sachs International		$3,252	MYR	12,719	6/21/18	28
JPMorgan Chase Bank NA		$7,630	INR	501,353	6/21/18	(14)
JPMorgan Chase Bank NA		$4,706	PLN	16,186	6/21/18	29
State Street Bank and Trust Co.	EUR	1,593		$1,978	6/21/18	6
State Street Bank and Trust Co.		$2,788	EUR	2,256	6/21/18	4
State Street Bank and Trust Co.		$3,505	JPY	371,093	6/21/18	1
						$56

Futures Contracts:

The Fund had the following futures contracts open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
BOVESPA Index (Brazil)	165	Apr-18	—	@	$4,281	$92
FTSE 100 Index (Malaysia)	139	Apr-18	7		3,351	15
MSCI Emerging Market E Mini (United States)	129	Jun-18	6		7,662	(250)
SGX NIFTY 50 (Singapore)	423	Apr-18	1		8,665	94
WIG20 Index (Poland)	431	Jun-18	9		5,590	(399)
						$(448)

@		Value is less than $500.
BRL	—	Brazilian Real
EUR	—	Euro
INR	—	Indian Rupee
JPY	—	Japanese Yen
MYR	—	Malaysian Ringgit
PLN	—	Polish Zloty

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	68.6%
Short-Term Investment	12.8
Banks	11.4
Pharmaceuticals	7.2
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long futures contracts with an underlying face amount of approximately $29,549,000 with net unrealized depreciation of approximately $448,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $56,000.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (91.4%)
China (70.7%)
Alibaba Group Holding Ltd. ADR (a)(b)	9,937	$1,824
Baozun, Inc ADR (a)(b)	15,988	734
China Lodging Group Ltd. ADR	12,606	1,660
China Resources Beer Holdings Co., Ltd. (c)	454,300	1,987
Ctrip.com International Ltd. ADR (a)	18,682	871
Foshan Haitian Flavouring & Food Co., Ltd., Class A	203,892	1,877
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	137,200	615
JD.com, Inc. ADR (a)(b)	32,365	1,311
Jiangsu Hengrui Medicine Co., Ltd., Class A	114,722	1,527
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	68,299	1,183
Kweichow Moutai Co., Ltd., Class A	18,899	2,089
NetEase, Inc. ADR	1,223	343
New Oriental Education & Technology Group, Inc. ADR	16,300	1,429
Oppein Home Group, Inc., Class A (a)	32,349	726
Shenzhou International Group Holdings Ltd. (c)	131,000	1,396
Sino Biopharmaceutical Ltd. (c)	627,000	1,250
Suofeiya Home Collection Co., Ltd., Class A	161,191	871
TAL Education Group ADR	62,319	2,311
Tencent Holdings Ltd. (c)	68,300	3,636
		27,640
Hong Kong (2.9%)
AIA Group Ltd.	133,500	1,140

India (4.8%)
HDFC Bank Ltd. ADR	18,845	1,861

Korea, Republic of (4.3%)
NAVER Corp.	2,266	1,680

Philippines (2.2%)
Jollibee Foods Corp.	82,190	472
Universal Robina Corp.	135,340	395
		867
Taiwan (6.5%)
Nien Made Enterprise Co., Ltd.	90,000	871
Silergy Corp.	17,000	387
Taiwan Semiconductor Manufacturing Co., Ltd.	152,000	1,292
		2,550
Total Common Stocks (Cost $29,763)		35,738

Participation Note (1.2%)
China (1.2%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/7/19 (a) (Cost $554)	27,441	475

Short-Term Investments (9.5%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	591,387	591

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $59; fully collateralized by a U.S. Government agency security; 4.00% due 1/1/48; valued at $61)	$59	59
HSBC Securities USA, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $50; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $51)	50	50
Merrill Lynch & Co., Inc., (1.81%, dated 3/29/18, due 4/2/18; proceeds $15; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $15)	15	15
		124
Total Securities held as Collateral on Loaned Securities (Cost $715)		715

	Shares
Investment Company (7.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $3,008)	3,007,984	3,008
Total Short-Term Investments (Cost $3,723)		3,723
Total Investments Excluding Purchased Options (102.1%) (Cost $34,040)		39,936
Total Purchased Options Outstanding (0.0%) (Cost $47)		13
Total Investments (102.1%) (Cost $34,087) Including $3,743 of Securities Loaned (e)(f)(g)		39,949
Liabilities in Excess of Other Assets (-2.1%)		(850)
Net Assets (100.0%)		$39,099

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $3,743,000 and $3,731,000, respectively. The Fund received cash collateral of approximately $715,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $3,016,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $23,394,000 and 59.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,199,000 and the aggregate gross unrealized depreciation is approximately $337,000, resulting in net unrealized appreciation of approximately $5,862,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	4,184,264	4,184	$2	$18	$(16)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	6,749,451	6,749	11	29	(18)
							$13	$47	$(34)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	20.9%
Other**	16.7
Beverages	13.4
Diversified Consumer Services	9.5
Short-Term Investment	7.7
Food Products	7.4
Pharmaceuticals	7.1
Household Durables	6.3
Internet & Direct Marketing Retail	5.6
Hotels, Restaurants & Leisure	5.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (95.4%)
Argentina (1.4%)
Banco Macro SA ADR	81,724	$8,823
Grupo Financiero Galicia SA ADR	168,047	11,051
		19,874
Austria (1.0%)
Erste Group Bank AG	299,294	15,052

Brazil (6.5%)
B3 SA - Brasil Bolsa Balcao	1,629,430	13,173
Banco Bradesco SA (Preference)	2,059,099	24,636
Itau Unibanco Holding SA (Preference)	1,791,226	27,839
Petroleo Brasileiro SA (a)	2,068,967	14,639
Petroleo Brasileiro SA (Preference) (a)	2,413,184	15,649
		95,936
Chile (1.2%)
Banco Santander Chile	96,498,482	8,149
Banco Santander Chile ADR	44,029	1,476
SACI Falabella	863,631	8,280
		17,905
China (22.2%)
AAC Technologies Holdings, Inc. (b)	236,000	4,315
Alibaba Group Holding Ltd. ADR (a)(c)	230,826	42,366
Bank of China Ltd. H Shares (b)	45,344,000	24,644
Brilliance China Automotive Holdings Ltd. (b)	2,264,000	4,762
China Construction Bank Corp. H Shares (b)	35,065,750	36,437
China Mengniu Dairy Co., Ltd. (b)	2,945,000	10,195
China Mobile Ltd. (b)	610,000	5,581
China Overseas Land & Investment Ltd. (b)	1,588,000	5,582
China Pacific Insurance Group Co., Ltd. H Shares (b)	4,144,200	18,768
China Resources Land Ltd. (b)	906,000	3,338
China Unicom Hong Kong Ltd. (a)(b)	3,786,000	4,827
CSPC Pharmaceutical Group Ltd. (b)	3,990,000	10,741
JD.com, Inc. ADR (a)	213,030	8,626
New Oriental Education & Technology Group, Inc. ADR	97,349	8,533
PetroChina Co., Ltd. H Shares (b)	8,876,000	6,174
Shenzhou International Group Holdings Ltd. (b)	985,000	10,495
Sino Biopharmaceutical Ltd. (b)	5,926,000	11,810
Sogou, Inc. ADR (a)(c)	339,723	2,803
TAL Education Group ADR	223,098	8,275
Tencent Holdings Ltd. (b)	1,855,900	98,792
		327,064
Egypt (0.6%)
Commercial International Bank Egypt SAE	1,800,921	9,100

Germany (0.8%)
Adidas AG	50,820	12,308

Hong Kong (2.3%)
AIA Group Ltd.	1,780,200	15,197
Samsonite International SA	4,006,800	18,322
		33,519

Hungary (1.3%)
OTP Bank PLC	408,396	18,409

India (8.3%)
Ashok Leyland Ltd.	7,403,438	16,633
Bharat Petroleum Corp., Ltd.	844,505	5,553
Eicher Motors Ltd.	15,678	6,853
Housing Development Finance Corp., Ltd.	438,959	12,346
ICICI Bank Ltd.	1,312,734	5,641
ICICI Bank Ltd. ADR	457,800	4,052
IndusInd Bank Ltd.	558,189	15,486
Marico Ltd.	3,251,318	16,313
Maruti Suzuki India Ltd.	115,959	15,841
Shree Cement Ltd.	42,049	10,471
Zee Entertainment Enterprises Ltd.	1,536,360	13,636
		122,825
Indonesia (4.2%)
Astra International Tbk PT	18,742,000	9,984
Bank Mandiri Persero Tbk PT	24,041,000	13,446
Bumi Serpong Damai Tbk PT	40,897,700	5,311
Semen Indonesia Persero Tbk PT	13,318,800	10,037
Telekomunikasi Indonesia Persero Tbk PT	37,170,700	9,755
Unilever Indonesia Tbk PT	2,757,400	9,936
XL Axiata Tbk PT (a)	22,287,000	4,093
		62,562
Korea, Republic of (8.7%)
CJ Corp.	26,001	3,862
Coway Co., Ltd.	76,375	6,323
Hanssem Co., Ltd. (c)	33,707	4,767
Hugel, Inc. (a)	13,646	7,679
Hyundai Development Co-Engineering & Construction	26,602	950
Hyundai Motor Co.	66,812	9,034
KB Financial Group, Inc.	92,446	5,351
Korea Aerospace Industries Ltd. (a)(c)	103,990	4,906
Korea Electric Power Corp.	250,412	7,735
Mando Corp. (c)	22,563	4,880
NAVER Corp.	14,233	10,554
Samsung Electronics Co., Ltd.	17,425	40,606
Samsung Electronics Co., Ltd. (Preference)	8,811	16,999
Shinhan Financial Group Co., Ltd.	118,059	5,028
		128,674
Malaysia (4.7%)
Gamuda Bhd	3,133,000	4,190
Genting Malaysia Bhd	11,391,000	14,342
IHH Healthcare Bhd	10,946,000	17,010
Malayan Banking Bhd	4,697,929	12,796
Malaysia Airports Holdings Bhd	4,685,000	10,760
Sime Darby Plantation Bhd (a)	6,080,700	8,681
Sime Darby Property Bhd (a)	5,887,900	2,181
		69,960
Mexico (3.1%)
Alsea SAB de CV	1,790,622	6,294
Fomento Economico Mexicano SAB de CV ADR	161,904	14,803

Grupo Financiero Banorte SAB de CV Series O	3,935,185	23,975
		45,072
Pakistan (0.4%)
United Bank Ltd.	3,528,900	6,315

Panama (0.6%)
Copa Holdings SA, Class A	73,666	9,476

Peru (0.8%)
Credicorp Ltd.	51,419	11,674

Philippines (2.8%)
Ayala Corp.	338,155	6,183
Ayala Land, Inc.	7,127,700	5,632
Metropolitan Bank & Trust Co.	10,053,744	16,597
SM Investments Corp.	690,330	12,211
		40,623
Poland (4.9%)
Bank Zachodni WBK SA	110,785	11,732
CCC SA	154,497	10,542
Jeronimo Martins SGPS SA	348,991	6,365
LPP SA	3,987	10,187
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,337,409	15,823
Powszechny Zaklad Ubezpieczen SA	1,410,618	17,229
		71,878
Russia (5.5%)
Gazprom PJSC ADR	1,755,719	8,563
Gazprom PJSC ADR	78,009	385
LUKOIL PJSC ADR	223,042	15,387
MMC Norilsk Nickel PJSC ADR (c)	718,305	13,331
MMC Norilsk Nickel PJSC ADR	26,330	492
Sberbank of Russia PJSC ADR	1,221,029	22,804
Sberbank of Russia PJSC ADR	26,745	499
X5 Retail Group N.V. GDR (a)	274,609	9,244
Yandex N.V., Class A (a)	271,178	10,698
		81,403
South Africa (5.4%)
AVI Ltd.	1,389,005	12,994
Bidvest Group Ltd. (The)	201,611	3,824
Capitec Bank Holdings Ltd. (c)	148,645	10,949
Clicks Group Ltd.	567,172	8,779
Imperial Holdings Ltd. (c)	410,603	8,113
Naspers Ltd., Class N	42,319	10,366
Sanlam Ltd.	1,844,105	13,309
Tiger Brands Ltd.	334,047	10,495
		78,829
Taiwan (7.8%)
Advanced Semiconductor Engineering, Inc.	3,237,253	4,667
Advantech Co., Ltd.	105,584	763
Delta Electronics, Inc.	1,685,557	7,584
Hon Hai Precision Industry Co., Ltd.	2,389,700	7,467
Largan Precision Co., Ltd.	72,000	8,331
MediaTek, Inc.	750,000	8,621

Nanya Technology Corp.	2,588,000	8,396
Nien Made Enterprise Co., Ltd.	784,000	7,583
President Chain Store Corp.	509,000	5,161
Taiwan Semiconductor Manufacturing Co., Ltd.	6,641,205	56,444
		115,017
United States (0.9%)
MercadoLibre, Inc.	35,847	12,776
Total Common Stocks (Cost $1,013,708)		1,406,251

Short-Term Investments (5.9%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $17,201)	17,201,141	17,201

Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $69,487)	69,487,302	69,487
Total Short-Term Investments (Cost $86,688)		86,688
Total Investments (101.3%) (Cost $1,100,396) Including $57,606 of Securities Loaned (e)(f)(g)		1,492,939
Liabilities in Excess of Other Assets (-1.3%)		(19,227)
Net Assets (100.0%)		$1,473,712

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $57,606,000 and $58,809,000, respectively. The Fund received cash collateral of approximately $17,201,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $41,608,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $20,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(f)

The approximate fair value and percentage of net assets, $1,137,078,000 and 77.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $414,378,000 and the aggregate gross unrealized depreciation is approximately $21,835,000, resulting in net unrealized appreciation of approximately $392,543,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	57.7%
Banks	24.9
Internet Software & Services	12.1
Semiconductors & Semiconductor Equipment	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Breakout Nations Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (81.2%)
Argentina (6.3%)
Banco Macro SA ADR	846	$91
BBVA Banco Frances SA ADR	1,617	37
Central Puerto SA ADR (a)	1,145	20
Grupo Financiero Galicia SA ADR	1,969	130
Loma Negra Cia Industrial Argentina SA ADR (a)	1,548	33
Telecom Argentina SA ADR	2,020	63
		374
Bangladesh (3.5%)
Beximco Pharmaceuticals Ltd.	53,182	66
GrameenPhone Ltd.	7,559	42
Olympic Industries Ltd.	19,098	63
Square Pharmaceuticals Ltd.	10,853	40
		211
Brazil (7.9%)
B3 SA - Brasil Bolsa Balcao	8,364	68
Banco Bradesco SA (Preference)	10,531	126
Itau Unibanco Holding SA (Preference)	8,579	133
Petroleo Brasileiro SA (a)	9,934	70
Petroleo Brasileiro SA (Preference) (a)	11,428	74
		471
China (11.2%)
AAC Technologies Holdings, Inc. (b)	700	13
Alibaba Group Holding Ltd. ADR (a)	651	119
Brilliance China Automotive Holdings Ltd. (b)	6,000	13
China Mengniu Dairy Co., Ltd. (b)	9,000	31
CSPC Pharmaceutical Group Ltd. (b)	12,000	32
JD.com, Inc. ADR (a)	737	30
New Oriental Education & Technology Group, Inc. ADR	285	25
Shenzhou International Group Holdings Ltd. (b)	3,000	32
Sino Biopharmaceutical Ltd. (b)	18,000	36
Sogou, Inc. ADR (a)	1,071	9
TAL Education Group ADR	887	33
Tencent Holdings Ltd. (b)	5,600	298
		671
Egypt (5.5%)
Commercial International Bank Egypt SAE	4,181	21
Commercial International Bank Egypt SAE GDR	26,816	136
Egyptian Financial Group-Hermes Holding Co.	23,959	35
Egyptian Financial Group-Hermes Holding Co. GDR	25,030	73
Integrated Diagnostics Holdings PLC (c)	13,288	62
		327
India (1.7%)
HDFC Bank Ltd. ADR	279	28
ICICI Bank Ltd. ADR	8,639	76
		104
Indonesia (8.0%)
Astra International Tbk PT	142,600	76
Bank Mandiri Persero Tbk PT	182,900	102

Bumi Serpong Damai Tbk PT	316,400	41
Semen Indonesia Persero Tbk PT	101,300	77
Telekomunikasi Indonesia Persero Tbk PT	282,800	74
Unilever Indonesia Tbk PT	21,000	76
XL Axiata Tbk PT (a)	174,400	32
		478
Malaysia (8.0%)
Genting Malaysia Bhd	72,540	91
IHH Healthcare Bhd	69,500	108
Malayan Banking Bhd	34,740	95
Malaysia Airports Holdings Bhd	29,900	69
Public Bank Bhd	6,900	43
Sime Darby Plantation Bhd (a)	39,360	56
Sime Darby Property Bhd (a)	39,060	14
		476
Mexico (4.6%)
Alsea SAB de CV	10,611	37
Fomento Economico Mexicano SAB de CV ADR	993	91
Grupo Financiero Banorte SAB de CV Series O	24,050	147
		275
Peru (3.2%)
Credicorp Ltd.	840	191

Philippines (5.9%)
Ayala Corp.	1,300	24
Ayala Land, Inc.	27,900	22
Metropolitan Bank & Trust Co.	107,505	178
SM Investments Corp.	7,420	131
		355
Poland (9.2%)
Bank Zachodni WBK SA	841	89
CCC SA	1,194	82
Jeronimo Martins SGPS SA	2,673	49
LPP SA	31	79
Powszechna Kasa Oszczednosci Bank Polski SA (a)	10,173	120
Powszechny Zaklad Ubezpieczen SA	10,752	131
		550
South Africa (3.0%)
AVI Ltd.	3,662	34
Bidvest Group Ltd. (The)	411	8
Capitec Bank Holdings Ltd.	405	30
Clicks Group Ltd.	1,518	23
Imperial Holdings Ltd.	1,084	21
Sanlam Ltd.	4,940	36
Tiger Brands Ltd.	891	28
		180
United States (1.2%)
MercadoLibre, Inc.	192	68

Vietnam (2.0%)
Saigon Beer Alcohol Beverage Corp.	1,510	16
Vietjet Aviation JSC	7,354	72

Vietnam Dairy Products JSC	3,610	33
		121
Total Common Stocks (Cost $4,077)		4,852

Participation Notes (3.5%)
Vietnam (3.5%)
Bank for Foreign Trade of Vietnam JSC, Equity Linked Notes, expires 12/17/18 (a)	23,164	73
Vietnam Dairy Products JSC, Equity Linked Notes, expires 11/20/20 (a)	14,960	136
Total Participation Notes (Cost $131)		209

Investment Company (4.7%)
India (4.7%)
iShares MSCI India ETF (Cost $265)	8,204	280

Short-Term Investment (10.9%)
Investment Company (10.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $649)	648,600	649
Total Investments (100.3%) (Cost $5,122) (e)(f)(g)(h)		5,990
Liabilities in Excess of Other Assets (-0.3%)		(19)
Net Assets (100.0%)		$5,971

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with an open foreign currency forward exchange contract and futures contract.
(f)

The approximate fair value and percentage of net assets, $3,337,000 and 55.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(h)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $954,000 and the aggregate gross unrealized depreciation is approximately $84,000, resulting in net unrealized appreciation of approximately $870,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 29, 2018:

Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Depreciation (000)
State Street Bank and Trust Co.	$429	INR	27,907	5/17/18	$(3)

Futures Contract:

The Fund had the following futures contract open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Long:
SGX NIFTY 50 (Singapore)	23	Apr-18	—	@	$471	$5

@		Value is less than $500.
INR	—	Indian Rupee

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.7%
Banks	30.8
Short-Term Investment	10.8
Internet Software & Services	8.3
Food Products	6.4
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include an open long futures contract with an underlying face amount of approximately $471,000 with unrealized appreciation of approximately $5,000. Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $3,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
China (12.5%)
Alibaba Group Holding Ltd. ADR (a)	20,436	$3,751
Tencent Holdings Ltd. (b)	125,200	6,664
		10,415
Czech Republic (2.9%)
Komercni Banka AS	53,003	2,419

Germany (3.7%)
Adidas AG	12,690	3,073

Hong Kong (10.1%)
AIA Group Ltd.	503,800	4,301
Samsonite International SA	888,600	4,063
		8,364
Hungary (3.0%)
OTP Bank PLC	54,631	2,463

India (21.7%)
Apollo Hospitals Enterprise Ltd.	282,488	4,622
Colgate-Palmolive India Ltd.	75,943	1,234
Crompton Greaves Consumer Electricals Ltd.	542,383	1,975
Godrej Consumer Products Ltd.	138,934	2,356
IndusInd Bank Ltd.	61,439	1,705
L&T Finance Holdings Ltd.	1,148,907	2,790
LIC Housing Finance Ltd.	171,945	1,415
Marico Ltd.	386,399	1,939
		18,036
Indonesia (6.6%)
Bank Mandiri Persero Tbk PT	6,818,400	3,813
Sumber Alfaria Trijaya Tbk PT	38,551,391	1,712
		5,525
Korea, Republic of (8.4%)
CJ CGV Co., Ltd.	24,724	1,580
Hanssem Co., Ltd.	14,183	2,006
Osstem Implant Co., Ltd. (a)	38,944	1,965
Samsung Electronics Co., Ltd.	626	1,459
		7,010
Mexico (3.3%)
Alsea SAB de CV	438,417	1,541
Grupo Financiero Banorte SAB de CV Series O	197,694	1,204
		2,745
Peru (4.3%)
Credicorp Ltd.	15,859	3,601

Poland (2.4%)
Eurocash SA	287,080	1,974

South Africa (3.9%)
Famous Brands Ltd. (a)	344,611	3,269

Taiwan (12.1%)
King Slide Works Co., Ltd.	228,000	3,207
Largan Precision Co., Ltd.	8,000	926
Poya International Co., Ltd.	195,304	2,469
Silergy Corp.	53,000	1,207
Voltronic Power Technology Corp.	114,750	2,236
		10,045
Thailand (1.6%)
Kasikornbank PCL NVDR	200,800	1,364

United States (1.7%)
Despegar.com Corp. (a)	44,512	1,391
Total Common Stocks (Cost $67,222)		81,694

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $1,792)	1,791,642	1,792
Total Investments (100.4%) (Cost $69,014) (d)(e)(f)		83,486
Liabilities in Excess of Other Assets (-0.4%)		(338)
Net Assets (100.0%)		$83,148

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(e)

The approximate fair value and percentage of net assets, $72,951,000 and 87.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,094,000 and the aggregate gross unrealized depreciation is approximately $1,622,000, resulting in net unrealized appreciation of approximately $14,472,000.

ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.1%
Banks	19.8
Internet Software & Services	12.5
Textiles, Apparel & Luxury Goods	8.5
Personal Products	6.6
Hotels, Restaurants & Leisure	5.8
Health Care Providers & Services	5.5
Insurance	5.2
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (100.2%)
Argentina (1.9%)
Grupo Supervielle SA ADR	11,588	$352
Loma Negra Cia Industrial Argentina SA ADR (a)	8,345	178
		530
Brazil (7.6%)
Banco ABC Brasil SA (Preference)	69,983	385
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	71,494	347
Fleury SA	36,290	298
Linx SA	65,619	402
Localiza Rent a Car SA	42,429	369
Randon SA Implementos e Participacoes (Preference)	110,600	289
		2,090
China (20.4%)
51job, Inc. ADR (a)	4,861	418
Baozun, Inc ADR (a)(b)	8,100	372
Beijing Thunisoft Corp., Ltd., Class A	104,000	322
Bitauto Holdings Ltd. ADR (a)(b)	10,749	227
Canvest Environmental Protection Group Co., Ltd. (c)	608,000	349
China Education Group Holdings Ltd. (a)(c)	425,000	505
China Everbright Greentech Ltd. (a)(c)(d)	393,000	395
China Mengniu Dairy Co., Ltd. (c)	110,000	381
China New Higher Education Group Ltd. (c)(d)	596,000	413
China Resources Phoenix Healthcare Holdings Co., Ltd. (c)	183,500	223
Focused Photonics Hangzhou, Inc.	66,500	304
OneSmart International Education Group Ltd. ADR (a)	29,805	320
Shenzhen Airport Co. Ltd.	256,400	340
Wanda Film Holding Co., Ltd., Class A (e)	25,696	202
Xiabuxiabu Catering Management China Holdings Co., Ltd (b)(c)(d)	249,000	477
Zhou Hei Ya International Holdings Co., Ltd. (b)(c)(d)	387,500	355
		5,603
Egypt (3.3%)
Credit Agricole Egypt SAE	124,259	352
Egyptian Financial Group-Hermes Holding Co.	218,637	315
Integrated Diagnostics Holdings PLC (d)	54,319	253
		920
India (9.8%)
Can Fin Homes Ltd.	36,290	273
Gulf Oil Lubricants India Ltd.	21,997	310
Indraprastha Gas Ltd.	77,447	334
Inox Leisure Ltd. (a)	70,622	287
Motilal Oswal Financial Services Ltd.	10,930	170
Natco Pharma Ltd.	16,178	188
Persistent Systems Ltd.	24,931	268
Ramco Cements Ltd. (The)	23,545	263
Sterlite Technologies Ltd.	54,078	264
Westlife Development Ltd. (a)	67,278	344
		2,701
Indonesia (4.3%)
Bank Tabungan Negara Persero Tbk PT	1,052,900	291

Nippon Indosari Corpindo Tbk PT	2,704,700	237
Semen Indonesia Persero Tbk PT	370,700	279
Sumber Alfaria Trijaya Tbk PT	8,262,200	367
		1,174
Korea, Republic of (15.8%)
Dentium Co., Ltd.	6,098	467
Douzone Bizon Co., Ltd.	6,213	347
Hana Tour Service, Inc.	3,732	422
Hugel, Inc. (a)	860	484
Innocean Worldwide, Inc.	3,870	235
Jeju Air Co., Ltd.	7,375	313
Koh Young Technology, Inc.	5,459	518
Korea Kolmar Co., Ltd.	4,567	335
Loen Entertainment, Inc.	4,309	449
Nasmedia Co., Ltd.	6,115	541
Viatron Technologies, Inc.	17,210	241
		4,352
Kuwait (1.1%)
Boubyan Bank KSCP	85,160	137
Human Soft Holding Co., KSC	11,750	154
		291
Malaysia (6.3%)
BIMB Holdings Bhd	219,500	221
Carlsberg Brewery Malaysia Bhd, Class B	67,100	328
Malaysia Airports Holdings Bhd	153,900	354
My EG Services Bhd	656,200	485
Mynews Holdings Bhd	889,000	344
		1,732
Mexico (2.8%)
Alsea SAB de CV	79,774	280
Banregio Grupo Financiero SAB de CV	55,858	346
Unifin Financiera SAB de CV SOFOM ENR	37,951	129
		755
Morocco (1.0%)
Societe d’Exploitation des Ports	14,507	284

Nigeria (0.9%)
Guaranty Trust Bank PLC	2,053,733	256

Philippines (3.0%)
Megawide Construction Corp.	869,500	342
Security Bank Corp.	49,510	229
Shakey’s Pizza Asia Ventures, Inc.	951,900	264
		835
Poland (1.9%)
Dino Polska SA (a)(d)	11,775	298
mBank SA (a)	1,731	212
		510
South Africa (4.9%)
AVI Ltd.	44,997	421

Life Healthcare Group Holdings Ltd.	179,612	421
Reunert Ltd.	44,776	282
Tiger Brands Ltd.	7,040	221
		1,345
Taiwan (11.5%)
Bizlink Holding, Inc.	27,560	232
Cub Elecparts, Inc.	30,010	422
Gourmet Master Co., Ltd.	28,320	371
King Slide Works Co., Ltd.	18,000	253
Nien Made Enterprise Co., Ltd.	34,000	329
Poya International Co., Ltd.	29,492	373
President Chain Store Corp.	28,000	284
TCI Co., Ltd.	39,343	560
Voltronic Power Technology Corp.	17,000	331
		3,155
Thailand (0.9%)
Muangthai Leasing PCL (Foreign)	195,400	238

United Kingdom (1.2%)
DP Eurasia N.V. (a)(d)	115,930	326

Vietnam (1.6%)
Ho Chi Minh City Development Joint Stock Commercial Bank (a)	143,040	291
Sai Gon Cargo Service Corp.	19,800	154
		445
Total Common Stocks (Cost $22,633)		27,542

Short-Term Investments (3.7%)
Securities held as Collateral on Loaned Securities (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $591)	590,891	591
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $430)	430,119	430
Total Short-Term Investments (Cost $1,021)		1,021
Total Investments (103.9%) (Cost $23,654) Including $1,028 of Securities Loaned (g)(h)(i)		28,563
Liabilities in Excess of Other Assets (-3.9%)		(1,063)
Net Assets (100.0%)		$27,500

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $1,028,000 and $1,057,000, respectively. The Fund received cash collateral of approximately $591,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $466,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Security has been deemed illiquid at March 29, 2018.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $23,145,000 and 84.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,554,000 and the aggregate gross unrealized depreciation is approximately $645,000, resulting in net unrealized appreciation of approximately $4,909,000.

ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	62.0%
Banks	11.0
Hotels, Restaurants & Leisure	10.1
Media	6.1
Food Products	5.8
Diversified Consumer Services	5.0
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Frontier Markets Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (94.5%)
Argentina (20.5%)
Arcos Dorados Holdings, Inc., Class A	1,162,541	$10,637
Banco Macro SA ADR	270,783	29,236
BBVA Banco Frances SA ADR	558,898	12,749
Bolsas y Mercados Argentinos SA (a)	220,906	4,410
Central Puerto SA ADR (a)	428,713	7,288
Grupo Financiero Galicia SA ADR	634,638	41,734
Grupo Supervielle SA ADR	429,980	13,046
Loma Negra Cia Industrial Argentina SA ADR (a)	471,981	10,063
Telecom Argentina SA ADR	633,114	19,835
		148,998
Bangladesh (5.0%)
Beximco Pharmaceuticals Ltd.	9,381,260	11,596
GrameenPhone Ltd.	1,333,891	7,408
Olympic Industries Ltd.	2,398,749	7,933
Prime Bank Ltd.	10,435,266	2,485
Square Pharmaceuticals Ltd.	1,944,968	7,243
		36,665
Egypt (4.6%)
Commercial International Bank Egypt SAE	3,220,505	16,273
Egyptian Financial Group-Hermes Holding Co.	6,520,482	9,396
Egyptian Financial Group-Hermes Holding Co. GDR	650,613	1,899
Integrated Diagnostics Holdings PLC (b)	1,345,712	6,258
		33,826
Kazakhstan (0.6%)
Halyk Savings Bank of Kazakhstan JSC GDR (a)	310,687	4,290

Kenya (2.4%)
Safaricom PLC	56,474,219	17,194

Kuwait (15.4%)
Boubyan Bank KSCP	5,454,623	8,790
Human Soft Holding Co. KSC	1,138,586	14,849
Mobile Telecommunications Co. KSC	18,299,381	29,337
National Bank of Kuwait	23,496,839	58,841
		111,817
Morocco (4.3%)
Attijariwafa Bank	406,256	21,688
Societe d’Exploitation des Ports	508,420	9,943
		31,631
Nigeria (7.5%)
Dangote Cement PLC	10,378,977	7,479
Guaranty Trust Bank PLC	124,322,966	15,482
Nestle Nigeria PLC	2,053,047	7,893
Nigerian Breweries PLC	26,500,333	9,583
Zenith Bank PLC	175,012,074	14,263
		54,700
Pakistan (2.3%)
MCB Bank Ltd.	911,700	1,762

United Bank Ltd.	8,303,878	14,860
		16,622
Panama (1.1%)
Copa Holdings SA, Class A	63,823	8,210

Qatar (0.9%)
Qatar National Bank SAQ	192,677	6,891

Romania (2.1%)
Banca Transilvania SA	22,092,584	15,389

South Africa (1.4%)
MTN Group Ltd.	1,033,894	10,475

Sri Lanka (1.6%)
Commercial Bank of Ceylon PLC	13,158,057	11,473

Tanzania, United Republic of (0.8%)
NMB Bank PLC (a)	6,718,721	5,452

United Arab Emirates (6.6%)
DP World Ltd.	456,797	10,291
Dubai Islamic Bank PJSC	5,648,955	8,166
Emaar Properties PJSC	5,907,929	9,354
NMC Health PLC	420,886	20,114
		47,925
United Kingdom (1.1%)
KAZ Minerals PLC (a)	654,999	7,902

Vietnam (16.3%)
Asia Commercial Bank (a)	671,000	1,484
Bank for Foreign Trade of Vietnam JSC	6,602,853	20,793
Ho Chi Minh City Development Joint Stock Commercial Bank (a)	3,980,580	8,091
Mobile World Investment Corp.	749,130	4,638
Nam Long Investment Corp.	14,510	23
Sai Gon Cargo Service Corp.	879,400	6,844
Saigon Beer Alcohol Beverage Corp.	849,330	8,928
Vietjet Aviation JSC	3,195,830	31,335
Vietnam Dairy Products JSC	2,577,890	23,519
Vincom Retail JSC (a)	5,808,530	13,150
		118,805
Total Common Stocks (Cost $529,992)		688,265

Participation Notes (4.6%)
Saudi Arabia (4.6%)
Al Rajhi Bank, Equity Linked Notes, expires 1/19/21 (a)	594,617	11,987
Dallay Healthcare Co., Equity Linked Notes, expires 11/2/18 (a)	203,648	5,638
Jarir Marketing Co., Equity Linked Notes, expires 1/19/21 (a)	178,317	8,414
Saudi British Bank, Equity Linked Notes, expires 3/24/20 (a)	897,254	7,519
Total Participation Notes (Cost $29,915)		33,558

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $6,459)	6,458,944	6,459

Total Investments (100.0%) (Cost $566,366) (d)(e)(f)	728,282
Liabilities in Excess of Other Assets (0.0%) (g)	(159)
Net Assets (100.0%)	$728,123

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $523,893,000 and 72.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(f)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $185,871,000 and the aggregate gross unrealized depreciation is approximately $23,955,000, resulting in net unrealized appreciation of approximately $161,916,000.

(g)	Amount is less than 0.05%.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	48.4%
Other*	30.9
Wireless Telecommunication Services	9.9
Airlines	5.4
Food Products	5.4
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Canada (9.8%)
Canadian National Railway Co.	11,394	$833
Constellation Software, Inc.	1,235	838
		1,671
China (7.1%)
Alibaba Group Holding Ltd. ADR (a)	1,387	255
JD.com, Inc. ADR (a)	4,130	167
Tencent Holdings Ltd. (b)	14,800	788
		1,210
France (10.4%)
Christian Dior SE	2,450	968
Getlink SE	19,537	279
Hermes International	430	255
Ubisoft Entertainment SA (a)	3,096	262
		1,764
Germany (1.0%)
Zalando SE (a)(c)	3,038	166

Italy (4.7%)
Atlantia SpA	8,078	250
Brunello Cucinelli SpA	8,142	256
Moncler SpA	7,680	293
		799
Mexico (1.5%)
Grupo Aeroportuario del Sureste SAB de CV	14,925	254

Spain (1.5%)
Aena SME SA (c)	1,231	248

United Arab Emirates (1.5%)
DP World Ltd.	11,087	250

United Kingdom (11.1%)
BBA Aviation PLC	55,426	250
Metro Bank PLC (a)	11,498	567
Whitbread PLC	20,393	1,061
		1,878
United States (49.2%)
Activision Blizzard, Inc.	8,948	604
Alphabet, Inc., Class C (a)	237	244
Amazon.com, Inc. (a)	757	1,096
Berkshire Hathaway, Inc., Class B (a)	2,967	592
Copart, Inc. (a)	5,256	268
Danaher Corp.	2,549	250
Liberty Media Corp.-Liberty Formula One, Class C (a)	8,186	252
MakeMyTrip Ltd. (a)	12,523	435
Manchester United PLC, Class A	12,972	249
MercadoLibre, Inc.	2,408	858
salesforce.com, Inc. (a)	3,757	437
ServiceNow, Inc. (a)	1,573	260

Starbucks Corp.	10,525	609
Twitter, Inc. (a)	23,667	687
United Technologies Corp.	4,752	598
Walt Disney Co. (The)	3,935	395
Workday, Inc., Class A (a)	2,026	257
Zoetis, Inc.	3,081	257
		8,348
Total Common Stocks (Cost $14,526)		16,588

Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $546)	545,814	546
Total Investments Excluding Purchased Options (101.0%) (Cost $15,072)		17,134
Total Purchased Options Outstanding (0.0%) (Cost $34)		6
Total Investments (101.0%) (Cost $15,106) (e)(f)(g)		17,140
Liabilities in Excess of Other Assets (-1.0%)		(164)
Net Assets (100.0%)		$16,976

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $6,147,000 and 36.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,201,000 and the aggregate gross unrealized depreciation is approximately $167,000, resulting in net unrealized appreciation of approximately $2,034,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	3,030,255	3,030	$5		$13	$(8)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	2,708,014	2,708	1		11	(10)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug - 18	1,752,855	1,753	—	@	10	(10)
							$6		$34	$(28)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.8%
Internet Software & Services	16.5
Software	15.5
Internet & Direct Marketing Retail	10.9
Textiles, Apparel & Luxury Goods	10.4
Hotels, Restaurants & Leisure	9.8
Transportation Infrastructure	8.9
Media	5.2
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
China (12.5%)
TAL Education Group ADR	26,346	$977
Tencent Holdings Ltd. ADR	31,536	1,681
		2,658
Ireland (6.1%)
Ryanair Holdings PLC ADR (a)	10,436	1,282

Japan (9.9%)
Nintendo Co., Ltd. ADR	21,437	1,190
Nippon Telegraph & Telephone Corp. ADR	19,616	913
		2,103
Spain (4.2%)
Banco Bilbao Vizcaya Argentaria SA ADR	113,288	895

Switzerland (7.2%)
ABB Ltd. ADR	33,276	790
UBS Group AG (Registered) (a)	41,829	738
		1,528
Taiwan (5.4%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,189	1,146

United Kingdom (10.7%)
Diageo PLC ADR	10,448	1,415
Royal Dutch Shell PLC ADR	13,383	854
		2,269
United States (42.1%)
Alphabet, Inc., Class A (a)	639	663
Ameriprise Financial, Inc.	6,729	995
Comcast Corp., Class A	24,455	836
Illinois Tool Works, Inc.	7,974	1,249
JPMorgan Chase & Co.	9,508	1,046
Mastercard, Inc., Class A	8,532	1,494
National Oilwell Varco, Inc.	25,490	938
Starbucks Corp.	11,624	673
VMware, Inc., Class A (a)	8,350	1,013
		8,907
Total Common Stocks (Cost $18,706)		20,788

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $287)	286,568	287
Total Investments (99.5%) (Cost $18,993) (c)(d)		21,075
Other Assets in Excess of Liabilities (0.5%)		101
Net Assets (100.0%)		$21,176

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(d)                                 At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,500,000 and the aggregate gross unrealized depreciation is approximately $418,000, resulting in net unrealized appreciation of approximately $2,082,000.

ADR                     American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.8%
Internet Software & Services	11.1
Software	10.5
Banks	9.2
Capital Markets	8.2
Information Technology Services	7.1
Beverages	6.7
Airlines	6.1
Machinery	5.9
Semiconductors & Semiconductor Equipment	5.4
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
China (8.2%)
NetEase, Inc. ADR	407	$114
TAL Education Group ADR	5,275	196
Tencent Holdings Ltd. ADR	15,303	815
		1,125
Germany (1.8%)
BASF SE ADR	9,683	246

Ireland (4.7%)
Ryanair Holdings PLC ADR (a)	5,221	641

Japan (6.8%)
Nintendo Co., Ltd. ADR	6,369	354
Nippon Telegraph & Telephone Corp. ADR	12,320	573
		927
Netherlands (0.5%)
AerCap Holdings N.V. (a)	1,314	67

Spain (3.1%)
Banco Bilbao Vizcaya Argentaria SA ADR	53,994	426

Switzerland (8.7%)
ABB Ltd. ADR	15,854	376
Credit Suisse Group AG ADR	17,911	301
Logitech International SA (Registered)	3,050	112
UBS Group AG (Registered) (a)	23,306	412
		1,201
Taiwan (4.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,072	616

United Kingdom (5.0%)
British American Tobacco PLC ADR	5,824	336
Diageo PLC ADR	1,400	190
Royal Dutch Shell PLC ADR	2,452	156
		682
United States (54.2%)
Alphabet, Inc., Class A (a)	414	429
Ameriprise Financial, Inc.	3,125	462
Apple, Inc.	4,094	687
Booking Holdings, Inc. (a)	150	312
Broadcom Ltd.	620	146
Cigna Corp.	2,538	426
Comcast Corp., Class A	15,268	522
Constellation Brands, Inc., Class A	985	224
CVS Health Corp.	1,632	101
Danaher Corp.	1,246	122
Emerson Electric Co.	4,664	319
Illinois Tool Works, Inc.	3,113	488
JPMorgan Chase & Co.	6,581	724
Mastercard, Inc., Class A	3,192	559
McDonald’s Corp.	1,050	164
National Oilwell Varco, Inc.	8,042	296

Northern Trust Corp.	2,016	208
Northrop Grumman Corp.	1,414	494
QUALCOMM, Inc.	2,744	152
Starbucks Corp.	1,944	112
Target Corp.	964	67
VMware, Inc., Class A (a)	3,493	424
		7,438
Total Common Stocks (Cost $11,063)		13,369

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $307)	307,053	307
Total Investments (99.7%) (Cost $11,370) (c)(d)		13,676
Other Assets in Excess of Liabilities (0.3%)		38
Net Assets (100.0%)		$13,714

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(d)                                 At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,491,000 and the aggregate gross unrealized depreciation is approximately $185,000, resulting in net unrealized appreciation of approximately $2,306,000.

ADR                     American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.3%
Capital Markets	10.1
Internet Software & Services	9.9
Banks	8.4
Semiconductors & Semiconductor Equipment	6.7
Tech Hardware, Storage & Peripherals	5.8
Software	5.7
Electrical Equipment	5.1
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (86.9%)
Brazil (5.7%)
JHSF Participacoes SA (a)	988,150	$464
Ouro Fino Saude Animal Participacoes SA	158,838	1,299
Porto Seguro SA	434,181	6,386
		8,149
Canada (5.4%)
Nutrien Ltd.	162,351	7,673

Denmark (3.4%)
Novo Nordisk A/S Series B	98,983	4,870

France (12.2%)
Christian Dior SE	25,243	9,977
Criteo SA ADR (a)	92,403	2,388
Edenred	144,443	5,026
		17,391
Germany (2.3%)
thyssenKrupp AG	80,674	2,104
Vapiano SE (a)(b)	43,354	1,172
		3,276
Italy (1.6%)
Gima TT SpA (a)(b)	20,377	436
Tamburi Investment Partners SpA	246,068	1,856
		2,292
New Zealand (0.2%)
Kathmandu Holdings Ltd.	172,414	302

United Kingdom (6.5%)
Clarkson PLC	57,870	2,454
Whitbread PLC	132,576	6,900
		9,354
United States (49.6%)
Autoliv, Inc.	41,401	6,042
CarMax, Inc. (a)	164,464	10,187
Dillard’s, Inc., Class A (c)	57,405	4,612
Dril-Quip, Inc. (a)	37,248	1,669
Dropbox, Inc., Class B (a)(d)(e) (acquisition cost — $27; acquired 3/23/18)	2,013	63
First Hawaiian, Inc.	98,574	2,743
Habit Restaurants, Inc. (The) (a)	4,964	44
Harley-Davidson, Inc.	264,876	11,358
Mosaic Co. (The)	167,751	4,073
Potbelly Corp. (a)	169,734	2,045
RenaissanceRe Holdings Ltd.	20,155	2,791
Time Warner, Inc.	142,947	13,520
Ulta Salon Cosmetics & Fragrance, Inc. (a)	13,417	2,741
United Technologies Corp.	15,072	1,896
Welbilt, Inc. (a)	357,774	6,959

YogaWorks, Inc. (a)	62,461	175
		70,918
Total Common Stocks (Cost $113,835)		124,225

Preferred Stocks (0.3%)
India (0.1%)
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $44; acquired 10/4/13)	1,910	171

United States (0.2%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $78; acquired 4/16/14)	1,917	193
DOMO, Inc. Series D (a)(d)(e)(f) (acquisition cost - $37; acquired 1/31/14 - 2/7/14)	9,082	21
Lookout, Inc. Series F (a)(d)(e)(f) (acquisition cost - $73; acquired 6/17/14)	6,374	12
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost - $9; acquired 7/19/12)	2,935	10
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost - $6; acquired 10/25/13)	1,572	6
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost - $6; acquired 10/25/13)	1,572	5
		247
Total Preferred Stocks (Cost $253)		418

Short-Term Investments (15.7%)
Securities held as Collateral on Loaned Securities (3.1%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	3,669,601	3,670

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $370; fully collateralized by a U.S. Government agency security; 4.00% due 1/1/48; valued at $377)	$370	370
HSBC Securities USA, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $308; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $314)	308	308
Merrill Lynch & Co., Inc., (1.81%, dated 3/29/18, due 4/2/18; proceeds $92; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $94)	92	92
		770
Total Securities held as Collateral on Loaned Securities (Cost $4,440)		4,440

Shares
Investment Company (12.6%)
Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio - Institutional Class (g) (Cost $18,049)	18,049,137	18,049

Total Short-Term Investments (Cost $22,489)	22,489
Total Investments Excluding Purchased Options (102.9%) (Cost $136,577)	147,132
Total Purchased Options Outstanding (0.1%) (Cost $666)	152
Total Investments (103.0%) (Cost $137,243) Including $4,578 of Securities Loaned (h)(i)(j)	147,284
Liabilities in Excess of Other Assets (-3.0%)	(4,264)
Net Assets (100.0%)	$143,020

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $4,578,000 and $4,629,000, respectively. The Fund received cash collateral of approximately $4,440,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $189,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)                                 Security has been deemed illiquid at March 29, 2018.

(e)                                  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 29, 2018, amounts to approximately $481,000 and represents 0.3% of net assets.

(f)                                   At March 29, 2018, the Fund held fair valued securities valued at approximately $418,000, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(g)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(h)                                 The approximate fair value and percentage of net assets, $35,097,000 and 24.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)                                     The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(j)                                    At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,745,000 and the aggregate gross unrealized depreciation is approximately $4,704,000, resulting in net unrealized appreciation of approximately $10,041,000.

ADR                     American Depositary Receipt.

Call Option Purchased:

The Fund had the following call option purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
UBS Securities, LLC	Harley-Davidson, Inc.	USD	45.00	Jan-19	400	40	$152	$666	$(514)

USD	— United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	24.9%
Short-Term Investment	12.7
Media	11.1
Specialty Retail	9.3
Chemicals	8.2
Automobiles	8.0
Hotels, Restaurants & Leisure	7.2
Textiles, Apparel & Luxury Goods	7.0
Insurance	6.4
Machinery	5.2
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
France (8.2%)
L’Oreal SA	217,237	$49,075
Pernod Ricard SA	276,412	46,046
		95,121
Germany (4.2%)
SAP SE	458,821	48,014

Italy (1.6%)
Davide Campari-Milano SpA	2,486,470	18,845

Netherlands (3.7%)
Heineken N.V.	280,027	30,137
RELX N.V.	626,269	12,993
		43,130
United Kingdom (27.9%)
British American Tobacco PLC	1,272,671	73,880
British American Tobacco PLC ADR	288,472	16,642
Experian PLC	1,105,317	23,877
Reckitt Benckiser Group PLC	1,107,700	93,865
RELX PLC	1,370,663	28,202
Unilever PLC	1,550,505	86,157
		322,623
United States (52.3%)
Abbott Laboratories	283,662	16,997
Accenture PLC, Class A	488,418	74,972
Altria Group, Inc.	154,715	9,642
Automatic Data Processing, Inc.	233,954	26,549
Coca-Cola Co. (The)	887,028	38,524
Danaher Corp.	313,578	30,702
Factset Research Systems, Inc.	77,819	15,519
Fidelity National Information Services, Inc.	238,504	22,968
International Flavors & Fragrances, Inc.	64,479	8,828
Intuit, Inc.	88,532	15,347
Microsoft Corp.	833,086	76,036
Moody’s Corp.	91,277	14,723
NIKE, Inc., Class B	611,985	40,660
Philip Morris International, Inc.	501,818	49,881
Twenty-First Century Fox, Inc., Class A	649,089	23,815
Twenty-First Century Fox, Inc., Class B	776,245	28,232
Visa, Inc., Class A	450,060	53,836
Walt Disney Co. (The)	128,350	12,891
Zoetis, Inc.	551,036	46,017
		606,139
Total Common Stocks (Cost $908,550)		1,133,872

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $23,889)	23,888,981	23,889

Total Investments (100.0%) (Cost $932,439) (b)(c)(d)	1,157,761
Other Assets in Excess of Liabilities (0.0%) (e)	345
Net Assets (100.0%)	$1,158,106

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $14,000 relating to the Fund’s investment in the Liquidity Funds.

(b)                                 The approximate fair value and percentage of net assets, $511,091,000 and 44.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(c)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(d)                                 At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $232,105,000 and the aggregate gross unrealized depreciation is approximately $6,783,000, resulting in net unrealized appreciation of approximately $225,322,000.

(e)                                  Amount is less than 0.05%.

ADR                     American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	17.1%
Information Technology Services	15.4
Tobacco	13.0
Software	12.0
Personal Products	11.7
Beverages	11.5
Household Products	8.1
Professional Services	5.6
Media	5.6
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (87.6%)
Brazil (7.0%)
JHSF Participacoes SA (a)	88,099	$41
Ouro Fino Saude Animal Participacoes SA	21,443	175
Porto Seguro SA	47,420	698
		914
Canada (6.5%)
Nutrien Ltd.	11,431	540
Ritchie Bros Auctioneers, Inc.	10,003	315
		855
Denmark (5.5%)
Novo Nordisk A/S Series B	14,681	722

France (16.0%)
Christian Dior SE	3,072	1,214
Criteo SA ADR (a)	6,729	174
Edenred	20,315	707
		2,095
Germany (5.2%)
thyssenKrupp AG	20,952	546
Vapiano SE (a)(b)	5,059	137
		683
Italy (2.6%)
Brunello Cucinelli SpA	3,733	117
Gima TT SpA (a)(b)	2,256	48
Tamburi Investment Partners SpA	22,074	167
		332
New Zealand (0.7%)
Kathmandu Holdings Ltd.	52,959	93

Switzerland (3.9%)
Nestle SA (Registered)	6,389	506

United Kingdom (8.3%)
BBA Aviation PLC	50,842	229
Clarkson PLC	6,019	255
Whitbread PLC	11,631	606
		1,090
United States (31.9%)
Autoliv, Inc.	3,951	577
Dril-Quip, Inc. (a)	4,428	198
Harley-Davidson, Inc.	12,211	524
Mosaic Co. (The)	12,138	295
Potbelly Corp. (a)	5,621	68
RenaissanceRe Holdings Ltd.	4,545	629
Time Warner, Inc.	9,249	875
United Technologies Corp.	4,571	575

Welbilt, Inc. (a)	22,837	444
		4,185
Total Common Stocks (Cost $9,633)		11,475

Short-Term Investment (12.2%)
Investment Company (12.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $1,599)	1,599,498	1,599
Total Investments (99.8%) (Cost $11,232) (d)(e)(f)		13,074
Other Assets in Excess of Liabilities (0.2%)		31
Net Assets (100.0%)		$13,105

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(d)                                 The approximate fair value and percentage of net assets, $5,347,000 and 40.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(f)                                   At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,092,000 and the aggregate gross unrealized depreciation is approximately $250,000, resulting in net unrealized appreciation of approximately $1,842,000.

ADR                     American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.1%
Short-Term Investment	12.2
Textiles, Apparel & Luxury Goods	10.2
Insurance	10.2
Media	8.0
Commercial Services & Supplies	7.8
Pharmaceuticals	6.9
Chemicals	6.4
Hotels, Restaurants & Leisure	6.2
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (96.5%)
Australia (7.5%)
APA Group	372,775	$2,264
Macquarie Atlas Roads Group	1,216,651	5,430
Spark Infrastructure Group	2,289,788	4,219
Sydney Airport	1,043,509	5,410
Transurban Group	1,122,566	9,886
		27,209
Brazil (0.3%)
Energisa SA (Units) (a)	103,700	1,090

Canada (11.7%)
Canadian Pacific Railway Ltd.	31,470	5,550
Enbridge, Inc.	403,855	12,702
Hydro One Ltd. (b)	338,566	5,497
Inter Pipeline Ltd. (c)	76,738	1,332
Pembina Pipeline Corp.	208,978	6,521
TransCanada Corp. (c)	260,829	10,786
		42,388
China (4.4%)
ENN Energy Holdings Ltd. (d)	418,000	3,749
Hopewell Highway Infrastructure Ltd. (d)	19,775,000	12,077
		15,826
France (8.3%)
Aeroports de Paris	11,230	2,448
Getlink SE	705,060	10,066
Vinci SA	177,870	17,513
		30,027
Germany (0.4%)
Fraport AG Frankfurt Airport Services Worldwide	15,100	1,490

India (0.9%)
Azure Power Global Ltd. (e)	234,999	3,114

Italy (3.8%)
Atlantia SpA	277,522	8,604
Infrastrutture Wireless Italiane SpA (b)	114,220	905
Italgas SpA	320,558	1,918
Snam SpA	526,380	2,421
		13,848
Japan (1.2%)
East Japan Railway Co.	33,700	3,145
West Japan Railway Co.	16,600	1,173
		4,318
Mexico (3.7%)
Grupo Aeroportuario del Pacifico SAB de CV	58,900	587
Promotora y Operadora de Infraestructura SAB de CV	1,270,230	12,682
		13,269

Netherlands (0.8%)
Koninklijke Vopak N.V.	59,960	2,946

New Zealand (0.6%)
Auckland International Airport Ltd.	519,259	2,305

Spain (11.0%)
Abertis Infraestructuras SA	219,569	4,925
Aena SME SA (b)	12,200	2,459
Atlantica Yield PLC	1,036,120	20,287
Ferrovial SA	348,238	7,281
Saeta Yield SA	323,602	4,855
		39,807
United Kingdom (15.3%)
John Laing Group PLC (b)	6,271,532	23,731
National Grid PLC	1,484,631	16,696
Pennon Group PLC	169,661	1,533
Severn Trent PLC	109,810	2,844
United Utilities Group PLC	1,038,712	10,437
		55,241
United States (26.6%)
American Tower Corp. REIT	111,720	16,237
American Water Works Co., Inc.	46,830	3,846
Atmos Energy Corp.	51,792	4,363
Cheniere Energy, Inc. (e)	54,670	2,922
Crown Castle International Corp. REIT	103,582	11,354
Edison International	114,090	7,263
Enbridge Energy Management LLC (e)	629,806	5,756
Eversource Energy	70,361	4,146
Kinder Morgan, Inc.	428,940	6,460
NiSource, Inc.	77,528	1,854
Norfolk Southern Corp.	6,924	940
PG&E Corp.	178,626	7,847
Sempra Energy	114,576	12,743
Targa Resources Corp.	57,810	2,544
Union Pacific Corp.	27,460	3,691
Williams Cos., Inc. (The)	160,383	3,987
		95,953
Total Common Stocks (Cost $312,427)		348,831

Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $12,974)	12,973,594	12,974
Total Investments (100.1%) (Cost $325,401) Including $11,882 of Securities Loaned (g)(h)(i)		361,805
Liabilities in Excess of Other Assets (-0.1%)		(393)
Net Assets (100.0%)		$361,412

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $11,882,000 and $12,230,000, respectively. The Fund received non-cash collateral of approximately $12,230,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)                                 Security trades on the Hong Kong exchange.

(e)                                  Non-income producing security.

(f)                                   The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(g)                                  The approximate fair value and percentage of net assets, $185,999,000 and 51.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(i)                                     At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $48,420,000 and the aggregate gross unrealized depreciation is approximately $12,016,000, resulting in net unrealized appreciation of approximately $36,404,000.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	23.6%
Toll Roads	17.6
Diversified	13.4
Electricity Transmission & Distribution	12.9
Other*	11.6
Communications	7.9
Renewables	7.8
Water	5.2
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (93.5%)
Argentina (1.0%)
Globant SA (a)	430,341	$22,180

Belgium (1.2%)
Anheuser-Busch InBev SA N.V.	241,821	26,577

China (18.4%)
Alibaba Group Holding Ltd. ADR (a)	384,042	70,487
China Lodging Group Ltd. ADR	187,339	24,674
China Resources Beer Holdings Co., Ltd. (b)	6,665,333	29,147
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,735,664	43,604
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,864,571	32,290
Oppein Home Group, Inc., Class A (a)	470,231	10,559
Suofeiya Home Collection Co., Ltd., Class A	2,343,360	12,662
TAL Education Group ADR	2,816,013	104,446
Tencent Holdings Ltd. (b)	1,539,800	81,966
		409,835
Denmark (4.8%)
DSV A/S	1,350,387	106,491

France (4.5%)
Hermes International	166,905	98,964

India (2.3%)
HDFC Bank Ltd.	1,728,194	51,367

Italy (3.8%)
Moncler SpA	2,240,952	85,453

Japan (5.1%)
Calbee, Inc.	1,317,600	44,736
Keyence Corp.	73,400	45,944
Nihon M&A Center, Inc.	644,000	22,358
		113,038
Korea, Republic of (1.0%)
NAVER Corp.	28,859	21,399

South Africa (1.9%)
Naspers Ltd., Class N	172,423	42,236

Switzerland (1.0%)
Chocoladefabriken Lindt & Spruengli AG (Registered) (a)	301	21,893

United Kingdom (6.1%)
Fevertree Drinks PLC	1,269,624	46,941
Reckitt Benckiser Group PLC	1,045,361	88,583
		135,524
United States (42.4%)
Alphabet, Inc., Class C (a)	92,155	95,085
Amazon.com, Inc. (a)	126,912	183,685
Booking Holdings, Inc. (a)	55,358	115,166
EPAM Systems, Inc. (a)	675,822	77,395
Facebook, Inc., Class A (a)	721,949	115,360

Luxoft Holding, Inc. (a)	329,198	13,481
Martin Marietta Materials, Inc.	154,797	32,089
Mastercard, Inc., Class A	691,533	121,129
Starbucks Corp.	1,179,918	68,306
Visa, Inc., Class A	748,905	89,584
Vulcan Materials Co.	266,544	30,431
		941,711
Total Common Stocks (Cost $1,480,954)		2,076,668

Preferred Stocks (0.6%)
United States (0.6%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $1,594; acquired 4/16/14)	39,153	3,946
Magic Leap Series C (a)(c)(d)(e) (acquisition cost - $3,175; acquired 12/22/15)	137,829	3,721
Uber Technologies Series G (a)(c)(d)(e) (acquisition cost - $8,232; acquired 12/3/15)	168,793	5,925
Total Preferred Stocks (Cost $13,001)		13,592

Participation Note (1.0%)
China (1.0%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/7/19 (a) (Cost $24,831)	1,230,704	21,312

Short-Term Investment (4.9%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $109,359)	109,359,018	109,359
Total Investments Excluding Purchased Options (100.0%) (Cost $1,628,145)		2,220,931
Total Purchased Options Outstanding (0.0%) (Cost $4,981)		923
Total Investments (100.0%) (Cost $1,633,126) (g)(h)(i)		2,221,854
Liabilities in Excess of Other Assets (0.0%) (j)		(604)
Net Assets (100.0%)		$2,221,250

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  At March 29, 2018, the Fund held fair valued securities valued at approximately $13,592,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)                                 Security has been deemed illiquid at March 29, 2018.

(e)                                  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 29, 2018, amounts to approximately $13,592,000 and represents 0.6% of net assets.

(f)                                   The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $61,000 relating to the Fund’s investment in the Liquidity Funds.

(g)                                  The approximate fair value and percentage of net assets, $861,803,000 and 38.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(i)                                     At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $622,865,000 and the aggregate gross unrealized depreciation is approximately $34,137,000, resulting in net unrealized appreciation of approximately $588,728,000.

(j)                                    Amount is less than 0.05%.

ADR                     American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	459,248,289	459,248	$770	$1,993	$(1,223)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	391,476,372	391,476	131	1,621	(1,490)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug - 18	257,945,530	257,946	22	1,367	(1,345)
							$923	$4,981	$(4,058)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.8%
Internet Software & Services	17.3
Internet & Direct Marketing Retail	13.9
Information Technology Services	13.6
Textiles, Apparel & Luxury Goods	8.3
Beverages	6.1
Food Products	5.0
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Australia (4.7%)
Dexus REIT	1,241,152	$8,925
Goodman Group REIT	1,361,604	8,849
GPT Group (The) REIT	1,466,899	5,363
Mirvac Group REIT	3,007,086	4,988
Scentre Group REIT	5,147,068	15,204
Stockland REIT	1,641,440	5,091
Vicinity Centres REIT	3,575,080	6,645
Westfield Corp. REIT	2,343,647	15,395
		70,460
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	373,052	1,837

Canada (1.5%)
Boardwalk REIT	33,741	1,159
Crombie Real Estate Investment Trust REIT	212,889	2,077
Extendicare, Inc.	111,277	731
First Capital Realty, Inc.	428,892	6,774
H&R Real Estate Investment Trust REIT	165,173	2,696
RioCan Real Estate Investment Trust REIT	437,895	8,035
SmartCentres Real Estate Investment Trust REIT	58,934	1,332
		22,804
China (1.1%)
A-Living Services Co., Ltd. H Share (a)(b)(c)	546,500	795
China Overseas Land & Investment Ltd. (b)	1,384,000	4,865
China Resources Land Ltd. (b)	532,000	1,960
China Vanke Co., Ltd. H Shares (b)	506,100	2,334
Country Garden Holdings Co., Ltd. (b)	1,458,000	3,045
Guangzhou R&F Properties Co., Ltd. H Shares (b)	1,496,800	3,778
		16,777
Finland (0.2%)
Citycon Oyj	1,350,207	3,038

France (4.4%)
Carmila SA REIT	46,113	1,362
Fonciere Des Regions REIT	37,576	4,149
Gecina SA REIT	58,978	10,251
ICADE REIT	44,891	4,363
Klepierre SA REIT	329,228	13,284
Mercialys SA REIT	279,537	5,371
Unibail-Rodamco SE REIT	120,451	27,572
		66,352
Germany (2.4%)
ADO Properties SA (c)	24,142	1,358
Deutsche EuroShop AG	34,565	1,267
Deutsche Wohnen SE	248,353	11,592
LEG Immobilien AG	34,410	3,872
Vonovia SE	375,834	18,638
		36,727

Hong Kong (12.3%)
Champion REIT	6,306,000	4,508
CK Asset Holdings Ltd.	2,439,500	20,643
Henderson Land Development Co., Ltd.	664,762	4,355
Hongkong Land Holdings Ltd.	3,713,100	25,667
Hysan Development Co., Ltd.	2,172,014	11,528
Link REIT	2,969,275	25,466
New World Development Co., Ltd.	6,987,758	9,962
Sun Hung Kai Properties Ltd.	2,306,367	36,740
Swire Properties Ltd.	5,721,400	20,119
Wharf Holdings Ltd. (The)	2,189,763	7,586
Wharf Real Estate Investment Co., Ltd. (a)	2,699,075	17,670
		184,244
Ireland (0.6%)
Green REIT PLC	3,520,794	6,562
Hibernia REIT PLC	1,122,398	1,994
		8,556
Italy (0.1%)
Beni Stabili SpA SIIQ REIT	1,212,096	1,010

Japan (8.6%)
Activia Properties, Inc. REIT	999	4,482
Advance Residence Investment Corp. REIT	1,573	4,002
GLP J-REIT	4,825	5,348
Hulic Co., Ltd.	506,100	5,526
Hulic REIT, Inc.	317	483
Invincible Investment Corp. REIT	7,358	3,405
Japan Hotel REIT Investment Corp.	2,902	2,069
Japan Real Estate Investment Corp. REIT	1,383	7,198
Japan Retail Fund Investment Corp. REIT	3,296	6,407
Kenedix Office Investment Corp. REIT	197	1,202
Mitsubishi Estate Co., Ltd.	1,506,300	25,041
Mitsui Fudosan Co., Ltd.	1,164,800	28,092
Nippon Building Fund, Inc. REIT	1,896	10,532
Nippon Prologis, Inc. REIT	1,563	3,393
Nomura Real Estate Master Fund, Inc. REIT	4,802	6,693
Orix, Inc. J-REIT	962	1,496
Sumitomo Realty & Development Co., Ltd.	261,000	9,767
United Urban Investment Corp. REIT	2,811	4,394
		129,530
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	12,867,024	16

Netherlands (0.5%)
Eurocommercial Properties N.V. CVA REIT	181,115	7,491

Norway (0.4%)
Entra ASA (c)	362,302	4,943
Norwegian Property ASA	700,861	909
		5,852
Singapore (1.1%)
APAC Realty Ltd. (a)	2,443,000	2,287
Ascendas Real Estate Investment Trust REIT	1,333,900	2,685
CapitaLand Commercial Trust REIT	2,108,995	2,959
CapitaLand Mall Trust REIT	1,747,900	2,782

EC World Real Estate Investment Trust Unit REIT	156,200	88
Keppel REIT	2,576,930	2,388
Suntec Real Estate Investment Trust REIT	884,700	1,282
UOL Group Ltd.	294,376	1,929
		16,400
Spain (1.1%)
Hispania Activos Inmobiliarios SOCIMI SA REIT	240,794	5,123
Inmobiliaria Colonial Socimi SA REIT	130,146	1,506
Merlin Properties Socimi SA REIT	669,463	10,250
		16,879
Sweden (0.9%)
Atrium Ljungberg AB, Class B	161,702	2,384
Castellum AB	179,879	2,944
Hufvudstaden AB, Class A	425,989	6,351
Kungsleden AB	184,781	1,235
		12,914
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	83,454	8,142

United Kingdom (6.2%)
British Land Co., PLC (The) REIT	2,251,983	20,313
Capital & Counties Properties PLC	325,290	1,243
Capital & Regional PLC REIT	1,415,069	1,072
Derwent London PLC REIT	292,197	12,725
Grainger PLC	181,314	736
Great Portland Estates PLC REIT	1,221,859	11,415
Hammerson PLC REIT	1,339,045	10,095
Intu Properties PLC REIT	783,094	2,284
Land Securities Group PLC REIT	1,768,475	23,284
LXB Retail Properties PLC (a)	3,172,353	1,028
Segro PLC REIT	140,928	1,190
St. Modwen Properties PLC	724,991	3,940
Urban & Civic PLC	712,298	3,059
		92,384
United States (51.1%)
Alexandria Real Estate Equities, Inc. REIT	50,675	6,329
American Homes 4 Rent, Class A REIT	871,302	17,496
Apartment Investment & Management Co., Class A REIT	79,900	3,256
AvalonBay Communities, Inc. REIT	137,114	22,550
Blackstone Mortgage Trust, Inc., Class A REIT	133,740	4,202
Boston Properties, Inc. REIT	465,953	57,415
Brandywine Realty Trust REIT	155,128	2,463
Brixmor Property Group, Inc. REIT	818,994	12,490
Camden Property Trust REIT	188,016	15,827
Chesapeake Lodging Trust REIT	127,777	3,553
Cousins Properties, Inc. REIT	465,308	4,039
CubeSmart REIT	438,556	12,367
DCT Industrial Trust, Inc. REIT	280,328	15,794
DDR Corp. REIT	135,950	996
Digital Realty Trust, Inc. REIT	71,440	7,528
Douglas Emmett, Inc. REIT	24,391	897
Duke Realty Corp. REIT	172,270	4,562
Education Realty Trust, Inc. REIT	187,210	6,131
Equity Residential REIT	446,952	27,541
Essex Property Trust, Inc. REIT	53,083	12,776

Exeter Industrial Value Fund, LP REIT (a)(d)(e)(f)	1,860,000	208
Federal Realty Investment Trust REIT	23,112	2,683
Forest City Realty Trust, Inc., Class A REIT	187,251	3,794
Gaming and Leisure Properties, Inc. REIT	163,418	5,470
GGP, Inc. REIT	1,532,573	31,356
HCP, Inc. REIT	825,304	19,172
Healthcare Realty Trust, Inc. REIT	532,000	14,742
Healthcare Trust of America, Inc., Class A REIT	253,789	6,713
Hilton Worldwide Holdings, Inc.	17,237	1,358
Host Hotels & Resorts, Inc. REIT	679,124	12,659
Hudson Pacific Properties, Inc. REIT	128,467	4,179
Invitation Homes, Inc. REIT	157,368	3,593
JBG SMITH Properties REIT	291,420	9,824
Kilroy Realty Corp. REIT	190,782	13,538
Kimco Realty Corp. REIT	268,331	3,864
LaSalle Hotel Properties REIT	522,016	15,144
Liberty Property Trust REIT	77,685	3,086
Life Storage, Inc. REIT	114,807	9,589
Macerich Co. (The) REIT	299,951	16,803
Mack-Cali Realty Corp. REIT	693,464	11,588
Mid-America Apartment Communities, Inc. REIT	74,320	6,781
National Retail Properties, Inc. REIT	114,849	4,509
Paramount Group, Inc. REIT	853,317	12,151
Pennsylvania Real Estate Investment Trust REIT	268,342	2,589
ProLogis, Inc. REIT	401,537	25,293
Public Storage REIT	111,661	22,376
QTS Realty Trust, Inc., Class A REIT	300,729	10,892
Regency Centers Corp. REIT	260,432	15,360
Rexford Industrial Realty, Inc. REIT	227,225	6,542
RLJ Lodging Trust REIT	296,890	5,772
Simon Property Group, Inc. REIT	613,376	94,675
SL Green Realty Corp. REIT	508,885	49,275
Starwood Property Trust, Inc. REIT	162,250	3,399
Taubman Centers, Inc. REIT	169,693	9,657
Tier REIT, Inc. REIT	156,256	2,888
UDR, Inc. REIT	173,705	6,187
Ventas, Inc. REIT	148,215	7,341
Vornado Realty Trust REIT	718,551	48,358
Welltower, Inc. REIT	116,365	6,334
		767,954
Total Common Stocks (Cost $1,250,785)		1,469,367

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (g) (Cost $19,392)	19,392,021	19,392
Total Investments (99.1%) (Cost $1,270,177) (h)(i)(j)		1,488,759
Other Assets in Excess of Liabilities (0.9%)		13,689
Net Assets (100.0%)		$1,502,448

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Security has been deemed illiquid at March 29, 2018.

(e)                                  At March 29, 2018, the Fund held fair valued securities valued at approximately $224,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(f)                                   Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $0. At March 29, 2018, this security had an aggregate market value of approximately $208,000, representing less than 0.05% of net assets.

(g)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Funds.

(h)                                 The approximate fair value and percentage of net assets, $677,798,000 and 45.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)                                     The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(j)                                    At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $250,518,000 and the aggregate gross unrealized depreciation is approximately $31,936,000, resulting in net unrealized appreciation of approximately $218,582,000.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	30.2%
Retail	24.3
Office	17.7
Residential	11.8
Other*	10.8
Industrial	5.2
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Quality Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Canada (0.8%)
Constellation Software, Inc.	161	$109

France (5.8%)
L’Oreal SA	1,340	303
Pernod Ricard SA	1,862	310
Sanofi	1,660	133
		746
Germany (6.4%)
Bayer AG (Registered)	1,301	147
Henkel AG & Co., KGaA	1,216	160
SAP SE	4,892	512
		819
Hong Kong (1.1%)
AIA Group Ltd.	17,000	145

Netherlands (2.7%)
Heineken N.V.	2,224	240
RELX N.V.	5,020	104
		344
Switzerland (2.3%)
Novartis AG (Registered)	1,376	111
Roche Holding AG (Genusschein)	823	189
		300
United Kingdom (23.8%)
British American Tobacco PLC	9,138	530
British American Tobacco PLC ADR	2,598	150
Experian PLC	3,849	83
GlaxoSmithKline PLC	21,805	424
Prudential PLC	7,845	196
Reckitt Benckiser Group PLC	9,247	784
RELX PLC	11,731	241
Unilever PLC	11,591	644
		3,052
United States (54.6%)
Abbott Laboratories	2,115	127
Accenture PLC, Class A	4,600	706
Alphabet, Inc., Class A (a)	620	643
Altria Group, Inc.	1,385	86
Automatic Data Processing, Inc.	1,945	221
Booking Holdings, Inc. (a)	210	437
Coca-Cola Co. (The)	6,201	269
Danaher Corp.	2,653	260
Factset Research Systems, Inc.	856	171
Fidelity National Information Services, Inc.	2,140	206
International Flavors & Fragrances, Inc.	249	34
Intuit, Inc.	369	64
Johnson & Johnson	1,175	150
Medtronic PLC	4,916	394
Microsoft Corp.	7,252	662

Moody’s Corp.	533	86
Nielsen Holdings PLC	3,397	108
NIKE, Inc., Class B	6,572	437
Philip Morris International, Inc.	3,975	395
Twenty-First Century Fox, Inc., Class A	7,184	264
Twenty-First Century Fox, Inc., Class B	8,461	308
Visa, Inc., Class A	4,581	548
Walt Disney Co. (The)	582	58
Zoetis, Inc.	4,525	378
		7,012
Total Common Stocks (Cost $10,824)		12,527

Short-Term Investment (3.4%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $437)	436,609	437
Total Investments (100.9%) (Cost $11,261) (c)(d)(e)		12,964
Liabilities in Excess of Other Assets (-0.9%)		(122)
Net Assets (100.0%)		$12,842

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(d)                                 The approximate fair value and percentage of net assets, $5,256,000 and 40.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)                                  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,867,000 and the aggregate gross unrealized depreciation is approximately $164,000, resulting in net unrealized appreciation of approximately $1,703,000.

ADR                     American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.0%
Information Technology Services	13.0
Pharmaceuticals	11.8
Software	10.4
Tobacco	8.9
Personal Products	7.3
Household Products	7.3
Beverages	6.3
Health Care Equipment & Supplies	6.0
Internet Software & Services	5.0
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (92.1%)
Australia (5.8%)
Brookfield Infrastructure Partners LP	257,232	$10,711
CSL Ltd.	86,309	10,379
		21,090
Belgium (2.4%)
Anheuser-Busch InBev SA N.V.	80,912	8,892

Canada (1.9%)
Brookfield Asset Management, Inc., Class A	178,716	6,970

China (15.1%)
Alibaba Group Holding Ltd. ADR (a)	74,936	13,754
Foshan Haitian Flavouring & Food Co., Ltd., Class A	864,180	7,957
Jiangsu Hengrui Medicine Co., Ltd., Class A	392,564	5,226
Oppein Home Group, Inc., Class A (a)	81,443	1,829
Suofeiya Home Collection Co., Ltd., Class A	429,398	2,320
TAL Education Group ADR	304,240	11,284
Tencent Holdings Ltd. (b)	234,000	12,456
		54,826
Denmark (7.6%)
Chr Hansen Holding A/S	104,417	9,022
DSV A/S	236,054	18,615
		27,637
France (11.5%)
Danone SA	104,279	8,446
Hermes International	39,938	23,681
Pernod Ricard SA	57,581	9,592
		41,719
Hong Kong (1.6%)
AIA Group Ltd.	678,500	5,792

Italy (6.1%)
Moncler SpA	581,225	22,164

Japan (9.8%)
Calbee, Inc.	357,000	12,121
Keyence Corp.	25,400	15,899
Nihon M&A Center, Inc.	217,600	7,555
		35,575
Switzerland (6.6%)
Chocoladefabriken Lindt & Spruengli AG (Registered) (a)	225	16,365
Kuehne & Nagel International AG (Registered)	47,957	7,551
		23,916
United Kingdom (14.9%)
Diageo PLC	245,895	8,319
Fevertree Drinks PLC	267,167	9,878
Reckitt Benckiser Group PLC	243,520	20,635

Rightmove PLC	253,724	15,487
		54,319
United States (8.8%)
Booking Holdings, Inc. (a)	7,600	15,811
EPAM Systems, Inc. (a)	140,259	16,062
		31,873
Total Common Stocks (Cost $282,073)		334,773

Short-Term Investment (6.8%)
Investment Company (6.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $24,626)	24,626,342	24,626
Total Investments Excluding Purchased Options (98.9%) (Cost $306,699)		359,399
Total Purchased Options Outstanding (0.0%) (Cost $783)		152
Total Investments (98.9%) (Cost $307,482) (d)(e)(f)		359,551
Other Assets in Excess of Liabilities (1.1%)		4,053
Net Assets (100.0%)		$363,604

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $9,000 relating to the Fund’s investment in the Liquidity Funds.

(d)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(e)                                  The approximate fair value and percentage of net assets, $260,181,000 and 71.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)                                   At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $56,030,000 and the aggregate gross unrealized depreciation is approximately $3,961,000 resulting in net unrealized appreciation of approximately $52,069,000.

ADR                     American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	75,828,194	75,828	$127	$329	$(202)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	64,496,916	64,497	22	267	(245)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	35,176,613	35,177	3	187	(184)
							$152	$783	$(631)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.2%
Textiles, Apparel & Luxury Goods	12.8
Food Products	12.5
Internet Software & Services	11.6
Beverages	10.2
Short-Term Investment	6.8
Household Products	5.7
Road & Rail	5.2
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Canada (2.4%)
Barrick Gold Corp.	4,955,282	$61,732
Constellation Software, Inc.	50,936	34,560
		96,292
China (3.1%)
China Petroleum & Chemical Corp. H Shares (a)	44,184,000	39,177
Tencent Holdings Ltd. (a)	1,581,100	84,164
		123,341
Denmark (1.2%)
Danske Bank A/S	1,294,315	48,371

Finland (0.6%)
Neste Oyj	348,972	24,339

France (17.0%)
AXA SA	1,832,927	48,796
BNP Paribas SA	620,155	45,982
L’Oreal SA	664,822	150,189
Pernod Ricard SA	849,297	141,480
Safran SA	764,692	81,035
Sanofi	1,506,985	121,094
Thales SA	326,011	39,725
TOTAL SA (c)	744,262	42,299
		670,600
Germany (10.0%)
Bayer AG (Registered)	873,833	98,807
Continental AG	167,639	46,306
HeidelbergCement AG	589,642	57,934
Henkel AG & Co., KGaA (Preference)	605,036	79,563
SAP SE	1,070,050	111,976
		394,586
Hong Kong (1.8%)
AIA Group Ltd.	8,534,800	72,861

Ireland (1.2%)
Bank of Ireland Group PLC (b)	2,574,594	22,566
CRH PLC	752,658	25,590
		48,156
Japan (13.6%)
FANUC Corp.	125,300	31,890
Keyence Corp.	73,100	45,756
Kirin Holdings Co., Ltd.	3,257,500	87,361
Komatsu Ltd.	363,400	12,207
Lion Corp.	1,684,700	34,553
Mizuho Financial Group, Inc.	15,872,000	28,862
Nitto Denko Corp.	723,100	54,821
Shiseido Co., Ltd.	1,602,200	103,512
Sumitomo Mitsui Financial Group, Inc.	1,401,351	59,423
Toyota Motor Corp.	796,600	51,918

USS Co., Ltd.	1,311,600	26,874
		537,177
Korea, Republic of (2.5%)
LG Household & Health Care Ltd.	55,138	61,924
NCSoft Corp.	89,906	34,839
		96,763
Netherlands (10.6%)
Heineken N.V.	997,362	107,338
ING Groep N.V.	3,160,732	53,384
RELX N.V.	3,156,206	65,479
Unilever N.V. CVA	3,357,972	189,821
		416,022
Portugal (0.7%)
Galp Energia SGPS SA	1,415,163	26,693

Spain (1.0%)
Banco Bilbao Vizcaya Argentaria SA	4,910,412	38,878

Sweden (0.6%)
Nordea Bank AB	2,064,807	22,059

Switzerland (5.4%)
Novartis AG (Registered)	1,576,586	127,549
Roche Holding AG (Genusschein)	252,507	57,915
Zurich Insurance Group AG	81,607	26,778
		212,242
United Kingdom (25.9%)
Admiral Group PLC	778,734	20,166
Aggreko PLC (c)	3,109,335	32,054
Aviva PLC	6,632,533	46,220
British American Tobacco PLC	2,844,536	165,129
BT Group PLC	16,305,309	52,101
Experian PLC	2,513,336	54,293
Ferguson PLC	960,685	72,262
GlaxoSmithKline PLC	8,132,121	157,991
Imperial Brands PLC	654,537	22,305
KAZ Minerals PLC (b)	1,629,249	19,655
Man Group PLC	11,340,195	27,350
Meggitt PLC	509,293	3,089
Prudential PLC	4,085,071	102,116
Reckitt Benckiser Group PLC	2,125,588	180,120
RELX PLC	3,151,682	64,848
		1,019,699
Total Common Stocks (Cost $2,888,387)		3,848,079

Short-Term Investments (2.5%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	9,250,800	9,251

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $932; fully collateralized by a U.S. Government agency security; 4.00% due 1/1/48; valued at $950)	$932	932
HSBC Securities USA, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $776; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $792)	776	776
Merrill Lynch & Co., Inc., (1.81%, dated 3/29/18, due 4/2/18; proceeds $233; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $238)	233	233
		1,941
Total Securities held as Collateral on Loaned Securities (Cost $11,192)		11,192

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $86,797)	86,797,008	86,797
Total Short-Term Investments (Cost $97,989)		97,989
Total Investments (100.1%) (Cost $2,986,376) Including $10,548 of Securities Loaned (e)(f)(g)(h)		3,946,068
Liabilities in Excess of Other Assets (-0.1%)		(5,575)
Net Assets (100.0%)		$3,940,493

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Security trades on the Hong Kong exchange.

(b)                                 Non-income producing security.

(c)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $10,548,000 and $11,192,000, respectively. The Fund received cash collateral of approximately $11,192,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $28,000 relating to the Fund’s investment in the Liquidity Funds.

(e)                                  Securities are available for collateral in connection with an open foreign currency forward exchange contract.

(f)                                   The approximate fair value and percentage of net assets, $3,751,787,000 and 95.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(h)                                 At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,061,238,000 and the aggregate gross unrealized depreciation is approximately $102,255,000 resulting in net unrealized appreciation of approximately $958,983,000.

CVA                     Certificaten Van Aandelen.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 29, 2018:

Counterparty	Contract to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Commonwealth Bank of Australia	JPY	27,677,000	$259,752	4/27/18	$(709)

JPY	—	Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	40.6%
Pharmaceuticals	14.3
Personal Products	12.9
Beverages	8.5
Banks	8.1
Insurance	8.1
Household Products	7.5
Total Investments	100.0	%***

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.

**          Industries and/or investment types representing less than 5% of total investments.

***   Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $709,000.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (92.4%)
Argentina (1.8%)
Globant SA (a)	313,375	$16,151

Belgium (1.5%)
Anheuser-Busch InBev SA N.V.	119,226	13,103

Brazil (0.8%)
Smiles Fidelidade SA	340,963	7,178

Canada (1.1%)
Brookfield Asset Management, Inc., Class A	256,289	9,995

China (26.4%)
Alibaba Group Holding Ltd. ADR (a)	208,105	38,196
China Lodging Group Ltd. ADR	227,820	30,006
China Resources Beer Holdings Co., Ltd. (b)	3,524,666	15,413
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,536,385	23,354
Jiangsu Hengrui Medicine Co., Ltd., Class A	888,187	11,823
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,024,339	17,739
Oppein Home Group, Inc., Class A (a)	426,680	9,581
Suofeiya Home Collection Co., Ltd., Class A	2,141,114	11,569
TAL Education Group ADR	1,297,275	48,116
Tencent Holdings Ltd. (b)	518,700	27,611
		233,408
Denmark (4.7%)
DSV A/S	529,314	41,742

France (4.9%)
Hermes International	72,381	42,918

Germany (1.8%)
Adidas AG	65,427	15,845

India (3.4%)
HDFC Bank Ltd.	1,021,181	30,353

Italy (5.8%)
Moncler SpA	1,335,975	50,944

Japan (6.9%)
Calbee, Inc.	609,600	20,697
Keyence Corp.	35,000	21,908
Nihon M&A Center, Inc.	527,400	18,310
		60,915
Korea, Republic of (1.7%)
NAVER Corp.	20,645	15,309

South Africa (2.2%)
Naspers Ltd., Class N	79,740	19,533

Sweden (2.6%)
RaySearch Laboratories AB (a)	560,971	8,281
Vitrolife AB	202,847	14,375
		22,656

Switzerland (3.1%)
Chocoladefabriken Lindt & Spruengli AG (Registered) (a)	369	26,839

United Kingdom (11.9%)
Fevertree Drinks PLC	835,912	30,906
Just Eat PLC (a)	1,861,658	18,258
Reckitt Benckiser Group PLC	453,346	38,416
Rightmove PLC	279,871	17,083
		104,663
United States (11.8%)
Booking Holdings, Inc. (a)	17,947	37,337
CEVA, Inc. (a)	175,694	6,360
EPAM Systems, Inc. (a)	401,364	45,964
Luxoft Holding, Inc. (a)	132,179	5,413
MercadoLibre, Inc.	24,952	8,893
		103,967
Total Common Stocks (Cost $707,726)		815,519

Participation Note (0.3%)
China (0.3%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/07/19 (a) (Cost $3,051)	151,200	2,618

Short-Term Investment (7.2%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $63,658)	63,657,771	63,658
Total Investments Excluding Purchased Options (99.9%) (Cost $774,435)		881,795
Total Purchased Options Outstanding (0.0%) (Cost $1,472)		311
Total Investments (99.9%) (Cost $775,907) (d)(e)(f)		882,106
Other Assets in Excess of Liabilities (0.1%)		697
Net Assets (100.0%)		$882,803

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $30,000 relating to the Fund’s investment in the Liquidity Funds.

(d)                                 The approximate fair value and percentage of net assets, $531,557,000 and 60.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(f)                                   At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $121,722,000 and the aggregate gross unrealized depreciation is approximately $15,523,000, resulting in net unrealized appreciation of approximately $106,199,000.

ADR                     American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	159,887,690	159,888	$268	$694	$(426)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	115,004,380	115,004	38	476	(438)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug - 18	56,889,460	56,889	5	302	(297)
							$311	$1,472	$(1,161)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.1%
Internet Software & Services	14.2
Textiles, Apparel & Luxury Goods	12.4
Beverages	8.8
Food Products	8.0
Short-Term Investment	7.2
Information Technology Services	5.8
Diversified Consumer Services	5.5
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Australia (10.1%)
Dexus REIT	55,519	$399
Goodman Group REIT	64,617	420
GPT Group (The) REIT	69,361	254
Mirvac Group REIT	143,229	237
Scentre Group REIT	226,339	669
Stockland REIT	74,130	230
Vicinity Centres REIT	163,169	303
Westfield Corp. REIT	99,082	651
		3,163
Austria (0.3%)
Atrium European Real Estate Ltd. (a)	17,462	86

China (2.3%)
A-Living Services Co., Ltd. (a)(b)(c)	25,250	37
China Overseas Land & Investment Ltd. (b)	72,000	253
China Resources Land Ltd. (b)	26,000	96
China Vanke Co., Ltd. H Shares (b)	25,100	116
Country Garden Holdings Co., Ltd. (b)	38,000	79
Guangzhou R&F Properties Co., Ltd. H Shares (b)	55,600	140
		721
Finland (0.5%)
Citycon Oyj	68,852	155

France (10.3%)
Carmila SA REIT	2,470	73
Fonciere Des Regions REIT	1,794	198
Gecina SA REIT	2,959	514
ICADE REIT	1,969	191
Klepierre SA REIT	15,951	644
Mercialys SA REIT	13,307	256
Unibail-Rodamco SE REIT	5,848	1,339
		3,215
Germany (5.6%)
ADO Properties SA (c)	1,066	60
Deutsche EuroShop AG	1,350	49
Deutsche Wohnen SE	11,317	528
LEG Immobilien AG	1,775	200
Vonovia SE	18,243	905
		1,742
Hong Kong (26.7%)
Champion REIT	298,000	213
CK Asset Holdings Ltd.	93,500	791
Henderson Land Development Co., Ltd.	28,012	184
Hongkong Land Holdings Ltd.	171,200	1,183
Hysan Development Co., Ltd.	108,836	578
Link REIT	134,395	1,153
New World Development Co., Ltd.	315,788	450
Sun Hung Kai Properties Ltd.	109,456	1,744
Swire Properties Ltd.	256,900	903
Wharf Holdings Ltd. (The)	100,117	347

Wharf Real Estate Investment Co., Ltd. (a)	122,370	801
		8,347
Ireland (1.3%)
Green REIT PLC	169,846	316
Hibernia REIT PLC	54,958	98
		414
Italy (0.1%)
Beni Stabili SpA SIIQ REIT	28,981	24

Japan (19.3%)
Activia Properties, Inc. REIT	47	211
Advance Residence Investment Corp. REIT	74	188
GLP J-REIT	226	251
Hulic Co., Ltd.	23,900	261
Hulic REIT, Inc.	16	24
Invincible Investment Corp. REIT	355	164
Japan Hotel REIT Investment Corp.	137	98
Japan Real Estate Investment Corp. REIT	65	338
Japan Retail Fund Investment Corp. REIT	159	309
Kenedix Office Investment Corp. REIT	10	61
Mitsubishi Estate Co., Ltd.	71,200	1,184
Mitsui Fudosan Co., Ltd.	56,200	1,355
Nippon Building Fund, Inc. REIT	90	500
Nippon Prologis, Inc. REIT	33	72
Nomura Real Estate Master Fund, Inc. REIT	213	297
Orix, Inc. J-REIT	40	62
Sumitomo Realty & Development Co., Ltd.	12,000	449
United Urban Investment Corp. REIT	133	208
		6,032
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	4,769,371	6

Netherlands (1.2%)
Eurocommercial Properties N.V. CVA REIT	9,194	380

Norway (0.9%)
Entra ASA (c)	18,740	256
Norwegian Property ASA	28,851	37
		293
Singapore (2.2%)
APAC Realty Ltd. (a)	68,900	64
Ascendas Real Estate Investment Trust REIT	60,200	121
CapitaLand Commercial Trust REIT	99,760	140
CapitaLand Mall Trust REIT	78,900	126
EC World Real Estate Investment Trust Unit REIT	10,600	6
Keppel REIT	97,247	90
Suntec Real Estate Investment Trust REIT	40,900	59
UOL Group Ltd.	13,813	91
		697
Spain (2.7%)
Hispania Activos Inmobiliarios SOCIMI SA REIT	12,788	272
Inmobiliaria Colonial Socimi SA REIT	7,009	81

Merlin Properties Socimi SA REIT	31,890	488
		841
Sweden (2.0%)
Atrium Ljungberg AB, Class B	8,214	121
Castellum AB	9,240	151
Hufvudstaden AB, Class A	20,689	309
Kungsleden AB	8,974	60
		641
Switzerland (1.3%)
PSP Swiss Property AG (Registered)	4,310	421

United Kingdom (11.9%)
British Land Co., PLC (The) REIT	86,861	783
Capital & Counties Properties PLC	1,832	7
Capital & Regional PLC REIT	71,576	54
Derwent London PLC REIT	10,261	447
Grainger PLC	9,379	38
Great Portland Estates PLC REIT	37,506	350
Hammerson PLC REIT	67,615	510
Intu Properties PLC REIT	40,377	118
Land Securities Group PLC REIT	70,682	931
LXB Retail Properties PLC (a)	168,042	54
Segro PLC REIT	7,465	63
St. Modwen Properties PLC	37,501	204
Urban & Civic PLC	34,688	149
		3,708
Total Common Stocks (Cost $26,160)		30,886

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $186)	185,641	186
Total Investments (99.3%) (Cost $26,346) (g)(h)(i)		31,072
Other Assets in Excess of Liabilities (0.7%)		217
Net Assets (100.0%)		$31,289

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At March 29, 2018, the Fund held a fair valued security valued at approximately $6,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(e)	Security has been deemed illiquid at March 29, 2018.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $30,843,000 and 98.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,437,000 and the aggregate gross unrealized depreciation is approximately $711,000, resulting in net unrealized appreciation of approximately $4,726,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	51.2%
Retail	22.3
Office	14.4
Residential	8.0
Other*	4.1
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (95.0%)
Aerospace & Defense (5.0%)
United Technologies Corp.	45,337	$5,704

Capital Markets (1.6%)
S&P Global, Inc.	9,297	1,776

Chemicals (1.5%)
Sherwin-Williams Co. (The)	4,415	1,731

Commercial Services & Supplies (3.8%)
Copart, Inc. (a)	60,813	3,097
Rollins, Inc.	23,430	1,196
		4,293
Construction Materials (3.1%)
Martin Marietta Materials, Inc.	8,655	1,794
Vulcan Materials Co.	15,367	1,755
		3,549
Diversified Financial Services (4.9%)
Berkshire Hathaway, Inc., Class B (a)	28,301	5,646

Health Care Equipment & Supplies (2.5%)
Danaher Corp.	29,496	2,888

Hotels, Restaurants & Leisure (5.1%)
Starbucks Corp.	101,244	5,861

Household Durables (1.0%)
Mohawk Industries, Inc. (a)	4,872	1,131

Information Technology Services (2.3%)
Broadridge Financial Solutions, Inc.	7,001	768
Mastercard, Inc., Class A	10,531	1,845
		2,613
Insurance (1.1%)
Markel Corp. (a)	1,054	1,234

Internet & Direct Marketing Retail (10.6%)
Amazon.com, Inc. (a)	7,045	10,196
Booking Holdings, Inc. (a)	906	1,885
		12,081
Internet Software & Services (13.1%)
Alphabet, Inc., Class C (a)	6,103	6,297
Facebook, Inc., Class A (a)	16,388	2,618
Twitter, Inc. (a)	207,781	6,028
		14,943
Machinery (1.6%)
Fortive Corp.	23,490	1,821

Media (3.8%)
Walt Disney Co. (The)	43,570	4,376

Pharmaceuticals (2.6%)
Zoetis, Inc.	36,223	3,025

Road & Rail (8.8%)
Canadian National Railway Co. (Canada)	57,052	4,172
Union Pacific Corp.	44,012	5,917
		10,089
Software (14.0%)
Activision Blizzard, Inc.	83,230	5,615
salesforce.com, Inc. (a)	38,106	4,432
ServiceNow, Inc. (a)	18,102	2,995
Workday, Inc., Class A (a)	23,304	2,962
		16,004
Specialty Retail (1.6%)
TJX Cos., Inc. (The)	22,123	1,804

Textiles, Apparel & Luxury Goods (6.8%)
LVMH Moet Hennessy Louis Vuitton SE (France)	19,488	6,010
NIKE, Inc., Class B	25,804	1,714
		7,724
Trading Companies & Distributors (0.2%)
Watsco, Inc.	1,304	236
Total Common Stocks (Cost $80,964)		108,529

Short-Term Investment (5.4%)
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $6,186)	6,186,418	6,186
Total Investments Excluding Purchased Options (100.4%) (Cost $87,150)		114,715
Total Purchased Options Outstanding (0.1%) (Cost $322)		55
Total Investments (100.5%) (Cost $87,472) (c)(d)(e)		114,770
Liabilities in Excess of Other Assets (-0.5%)		(560)
Net Assets (100.0%)		$114,210

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  The approximate fair value and percentage of net assets, $6,010,000 and 5.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(e)                                  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $28,244,000 and the aggregate gross unrealized depreciation is approximately $946,000, resulting in net unrealized appreciation of approximately $27,298,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	26,392,104	26,392	$44	$114	$(70)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	25,978,961	25,979	9	108	(99)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug - 18	18,861,597	18,862	2	100	(98)
							$55	$322	$(267)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.5%
Software	14.0
Internet Software & Services	13.0
Internet & Direct Marketing Retail	10.5
Road & Rail	8.8
Textiles, Apparel & Luxury Goods	6.7
Short-Term Investment	5.4
Hotels, Restaurants & Leisure	5.1
Aerospace & Defense	5.0
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (93.7%)
Aerospace & Defense (3.6%)
United Technologies Corp.	1,377,995	$173,379

Biotechnology (1.8%)
Alnylam Pharmaceuticals, Inc. (a)	378,114	45,033
Bluebird Bio, Inc. (a)	56,061	9,573
Editas Medicine, Inc. (a)	338,615	11,225
Intellia Therapeutics, Inc. (a)	449,168	9,473
Intrexon Corp. (a)(b)	743,125	11,392
		86,696
Construction Materials (3.1%)
Martin Marietta Materials, Inc.	366,154	75,904
Vulcan Materials Co.	650,150	74,227
		150,131
Diversified Financial Services (3.6%)
Berkshire Hathaway, Inc., Class B (a)	860,319	171,617

Health Care Equipment & Supplies (2.9%)
DexCom, Inc. (a)	1,258,754	93,349
Intuitive Surgical, Inc. (a)	118,961	49,111
		142,460
Health Care Technology (9.4%)
athenahealth, Inc. (a)	1,227,256	175,535
Veeva Systems, Inc., Class A (a)	3,782,938	276,230
		451,765
Hotels, Restaurants & Leisure (5.1%)
Starbucks Corp.	4,237,158	245,289

Information Technology Services (1.5%)
Mastercard, Inc., Class A	408,580	71,567

Internet & Direct Marketing Retail (10.6%)
Amazon.com, Inc. (a)	304,051	440,065
Booking Holdings, Inc. (a)	35,589	74,039
		514,104
Internet Software & Services (17.4%)
Alphabet, Inc., Class C (a)	242,356	250,061
Dropbox, Inc., Class B (a)(c)(d) (acquisition cost - $7,182; acquired 3/23/18)	250,653	7,833
Facebook, Inc., Class A (a)	683,556	109,225
MercadoLibre, Inc.	218,243	77,780
Tencent Holdings Ltd. (China) (e)	1,330,400	70,819
Twitter, Inc. (a)	8,334,895	241,795
Zillow Group, Inc., Class C (a)	1,534,984	82,582
		840,095
Life Sciences Tools & Services (5.0%)
Illumina, Inc. (a)	1,026,732	242,740

Pharmaceuticals (0.3%)
Nektar Therapeutics (a)	116,932	12,425

Road & Rail (5.1%)
Union Pacific Corp.	1,843,072	247,764

Semiconductors & Semiconductor Equipment (0.9%)
NVIDIA Corp.	193,203	44,744

Software (19.6%)
Activision Blizzard, Inc.	3,537,281	238,625
Adobe Systems, Inc. (a)	233,996	50,562
salesforce.com, Inc. (a)	2,126,298	247,288
ServiceNow, Inc. (a)	1,035,721	171,360
Snap, Inc., Class A (a)	4,150,992	65,876
Workday, Inc., Class A (a)	1,350,757	171,695
		945,406
Textiles, Apparel & Luxury Goods (3.8%)
LVMH Moet Hennessy Louis Vuitton SE (France)	592,991	182,872
Total Common Stocks (Cost $2,964,570)		4,523,054

Preferred Stocks (2.7%)
Electronic Equipment, Instruments & Components (0.5%)
Magic Leap Series C (a)(c)(d)(f) (acquisition cost - $18,812; acquired 12/22/15)	816,725	22,051

Internet & Direct Marketing Retail (2.2%)
Airbnb, Inc. Series D (a)(c)(d)(f) (acquisition cost - $20,638; acquired 4/16/14)	506,928	51,088
Flipkart Online Services Pvt Ltd. Series F (a)(c)(d)(f) (acquisition cost - $15,000; acquired 8/18/14)	207,900	18,582
Uber Technologies Series G (a)(c)(d)(f) (acquisition cost - $54,173; acquired 12/3/15)	1,110,729	38,987
		108,657
Total Preferred Stocks (Cost $108,623)		130,708

Short-Term Investments (3.9%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	7,359,121	7,359

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $741; fully collateralized by a U.S. Government agency security; 4.00% due 1/1/48; valued at $756)	$741	741
HSBC Securities USA, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $618; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $630)	618	618

Merrill Lynch & Co., Inc., (1.81%, dated 3/29/18, due 4/2/18; proceeds $185; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $189)	185	185
		1,544
Total Securities held as Collateral on Loaned Securities (Cost $8,903)		8,903

	Shares	Value (000)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $176,206)	176,206,258	176,206
Total Short-Term Investments (Cost $185,109)		185,109
Total Investments Excluding Purchased Options (100.3%) (Cost $3,258,302)		4,838,871
Total Purchased Options Outstanding (0.0%) (Cost $12,381)		2,082
Total Investments (100.3%) (Cost $3,270,683) Including $8,617 of Securities Loaned (h)(i)(j)		4,840,953
Liabilities in Excess of Other Assets (-0.3%)		(15,789)
Net Assets (100.0%)		$4,825,164

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $8,617,000 and $9,134,000, respectively. The Fund received cash collateral of approximately $8,903,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $231,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)                                  Security has been deemed illiquid at March 29, 2018.

(d)                                 Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 29, 2018, amounts to approximately $138,541,000 and represents 2.9% of net assets.

(e)                                  Security trades on the Hong Kong exchange.

(f)                                   At March 29, 2018, the Fund held fair valued securities valued at approximately $130,708,000, representing 2.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(g)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $63,000 relating to the Fund’s investment in the Liquidity Funds.

(h)                                 The approximate fair value and percentage of net assets, $253,691,000 and 5.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)                                     The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(j)                                    At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,637,409,000 and the aggregate gross unrealized depreciation is approximately $67,139,000, resulting in net unrealized appreciation of approximately $1,570,270,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	1,006,048,938	1,006,049	$1,688	$4,366	$(2,678)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	993,890,548	993,891	332	4,115	(3,783)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	735,834,694	735,835	62	3,900	(3,838)
							$2,082	$12,381	$(10,299)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	25.5%
Software	19.6
Internet Software & Services	17.4
Internet & Direct Marketing Retail	12.9
Health Care Technology	9.4
Road & Rail	5.1
Hotels, Restaurants & Leisure	5.1
Life Sciences Tools & Services	5.0
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (74.5%)
Aerospace & Defense (4.4%)
United Technologies Corp.	38,398	$4,831

Auto Components (4.3%)
Autoliv, Inc.	32,143	4,691

Automobiles (5.1%)
Harley-Davidson, Inc.	129,296	5,544

Banks (5.9%)
First Hawaiian, Inc.	148,201	4,125
Signature Bank (a)	16,774	2,381
		6,506
Chemicals (7.9%)
Mosaic Co. (The)	140,781	3,418
Nutrien Ltd. (Canada)	109,664	5,183
		8,601
Commercial Services & Supplies (2.3%)
Ritchie Bros Auctioneers, Inc. (Canada)	79,549	2,504

Diversified Financial Services (5.1%)
Berkshire Hathaway, Inc., Class B (a)	9,447	1,884
Leucadia National Corp.	163,165	3,709
		5,593
Energy Equipment & Services (1.1%)
Dril-Quip, Inc. (a)	28,168	1,262

Health Care Equipment & Supplies (3.2%)
Intuitive Surgical, Inc. (a)	8,445	3,486

Health Care Providers & Services (1.8%)
DaVita, Inc. (a)	29,651	1,955

Hotels, Restaurants & Leisure (1.3%)
Habit Restaurants, Inc. (The) (a)	6,360	56
Potbelly Corp. (a)	111,201	1,340
YogaWorks, Inc. (a)	30,852	86
		1,482
Leisure Products (0.7%)
Vista Outdoor, Inc. (a)	44,400	725

Machinery (4.7%)
Welbilt, Inc. (a)	266,366	5,181

Media (8.7%)
Criteo SA ADR (France) (a)	62,162	1,606
Time Warner, Inc.	84,107	7,955
		9,561
Multi-Line Retail (3.3%)
Dillard’s, Inc., Class A (b)	44,424	3,569

Pharmaceuticals (4.2%)
Novo Nordisk A/S Series B (Denmark)	92,916	4,572

Specialty Retail (7.7%)
CarMax, Inc. (a)	70,052	4,339
L Brands, Inc.	48,897	1,868
Ulta Salon Cosmetics & Fragrance, Inc. (a)	10,802	2,207
		8,414
Trading Companies & Distributors (2.8%)
Fastenal Co.	56,040	3,059
Total Common Stocks (Cost $78,256)		81,536

Short-Term Investments (26.2%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	608,600	609

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $61; fully collateralized by a U.S. Government agency security; 4.00% due 1/1/48; valued at $63)	$61	61
HSBC Securities USA, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $51; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $52)	51	51
Merrill Lynch & Co., Inc., (1.81%, dated 3/29/18, due 4/2/18; proceeds $15; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $16)	15	15
		127
Total Securities held as Collateral on Loaned Securities (Cost $736)		736

	Shares
Investment Company (25.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $27,946)	27,945,743	27,946
Total Short-Term Investments (Cost $28,682)		28,682
Total Investments (100.7%) (Cost $106,938) Including $3,569 of Securities Loaned (d)(e)(f)		110,218
Liabilities in Excess of Other Assets (-0.7%)		(729)
Net Assets (100.0%)		$109,489

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $3,569,000 and $3,609,000, respectively. The Fund received cash collateral of approximately $736,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,873,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $12,000 relating to the Fund’s investment in the Liquidity Funds.

(d)                                 The approximate fair value and percentage of net assets, $4,572,000 and 4.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(f)                                   At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,431,000 and the aggregate gross unrealized depreciation is approximately $3,151,000, resulting in net unrealized appreciation of approximately $3,280,000.

ADR                     American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	34.1%
Short-Term Investment	25.5
Media	8.7
Chemicals	7.9
Specialty Retail	7.7
Banks	5.9
Diversified Financial Services	5.1
Automobiles	5.1
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤  (unaudited)

	Shares	Value (000)
Common Stocks (90.0%)
Biotechnology (1.9%)
Agios Pharmaceuticals, Inc. (a)	11,242	$919
Bellicum Pharmaceuticals, Inc. (a)(b)	79,193	519
Editas Medicine, Inc. (a)	54,081	1,793
Intellia Therapeutics, Inc. (a)	51,288	1,082
Intrexon Corp. (a)(b)	38,064	584
		4,897
Construction Materials (2.8%)
Eagle Materials, Inc.	23,368	2,408
Summit Materials, Inc., Class A (a)	80,708	2,444
US Concrete, Inc. (a)	39,190	2,367
		7,219
Consumer Finance (0.5%)
LendingClub Corp. (a)	364,209	1,275

Health Care Equipment & Supplies (2.9%)
Penumbra, Inc. (a)	64,490	7,458

Health Care Providers & Services (6.1%)
HealthEquity, Inc. (a)	262,375	15,884

Health Care Technology (10.5%)
athenahealth, Inc. (a)	88,076	12,598
Castlight Health, Inc., Class B (a)	641,750	2,342
Cotiviti Holdings, Inc. (a)	359,706	12,388
		27,328
Hotels, Restaurants & Leisure (11.9%)
Habit Restaurants, Inc. (The) (a)	668,839	5,886
Potbelly Corp. (a)	487,921	5,879
Shake Shack, Inc., Class A (a)	316,232	13,165
Zoe’s Kitchen, Inc. (a)	411,886	5,948
		30,878
Household Durables (3.4%)
Installed Building Products, Inc. (a)	149,315	8,966

Insurance (1.4%)
Trupanion, Inc. (a)(b)	122,563	3,664

Internet & Direct Marketing Retail (6.8%)
MakeMyTrip Ltd. (a)	123,567	4,288
Netshoes Cayman Ltd. (a)(b)	287,781	1,704
Overstock.com, Inc. (a)(b)	255,358	9,257
Wayfair, Inc., Class A (a)	35,089	2,369
		17,618
Internet Software & Services (21.6%)
Coupa Software, Inc. (a)	349,620	15,950
Etsy, Inc. (a)	135,253	3,795
New Relic, Inc. (a)	50,462	3,740
Okta, Inc. (a)	312,059	12,435
Shutterstock, Inc. (a)	244,479	11,772

Yelp, Inc. (a)	202,872	8,470
		56,162
Media (0.9%)
Criteo SA ADR (France) (a)	89,515	2,313

Multi-Line Retail (2.2%)
Dillard’s, Inc., Class A (b)	72,802	5,849

Professional Services (3.5%)
WageWorks, Inc. (a)	200,598	9,067

Software (10.3%)
Ellie Mae, Inc. (a)	130,917	12,037
HubSpot, Inc. (a)	34,015	3,684
Workiva, Inc. (a)	148,820	3,527
Xero Ltd. (New Zealand) (a)	138,637	3,606
Zendesk, Inc. (a)	79,516	3,806
		26,660
Specialty Retail (0.5%)
Carvana Co. (a)	56,385	1,293

Thrifts & Mortgage Finance (1.4%)
LendingTree, Inc. (a)	11,066	3,631

Trading Companies & Distributors (1.4%)
Beacon Roofing Supply, Inc. (a)	69,169	3,671
Total Common Stocks (Cost $208,254)		233,833

Preferred Stocks (5.6%)
Health Care Technology (2.4%)
Grand Rounds, Inc. Series B (a)(c)(d)(e) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	6,277

Software (3.2%)
DOMO, Inc. Series D (a)(c)(d)(e) (acquisition cost - $10,559; acquired 1/31/14 - 2/7/14)	2,554,715	5,952
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	2,265
		8,217
Total Preferred Stocks (Cost $27,397)		14,494

Short-Term Investments (12.5%)
Securities held as Collateral on Loaned Securities (8.1%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	17,489,530	17,490

	Face Amount (000)	Value (000)
Repurchase Agreements (1.4%)
Barclays Capital, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $1,761; fully collateralized by a U.S. Government agency security; 4.00% due 1/1/48; valued at $1,797)	$1,761	1,761

HSBC Securities USA, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $1,468; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $1,498)	1,468	1,468
Merrill Lynch & Co., Inc., (1.81%, dated 3/29/18, due 4/2/18; proceeds $440; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $449)	440	440
		3,669
Total Securities held as Collateral on Loaned Securities (Cost $21,159)		21,159

	Shares	Value (000)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $11,347)	11,346,926	11,347
Total Short-Term Investments (Cost $32,506)		32,506
Total Investments Excluding Purchased Options (108.1%) (Cost $268,157)		280,833
Total Purchased Options Outstanding (0.1%) (Cost $1,126)		153
Total Investments (108.2%) (Cost $269,283) Including $20,614 of Securities Loaned (g)(h)(i)		280,986
Liabilities in Excess of Other Assets (-8.2%)		(21,408)
Net Assets (100.0%)		$259,578

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $20,614,000 and $21,159,000, respectively. The Fund received cash collateral of approximately $21,159,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)                                  At March 29, 2018, the Fund held fair valued securities valued at approximately $14,494,000, representing 5.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)                                 Security has been deemed illiquid at March 29, 2018.

(e)                                  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 29, 2018, amounts to approximately $14,494,000 and represents 5.6% of net assets.

(f)                                   The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(g)                                  The approximate fair value and percentage of net assets, $3,606,000 and 1.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund engaged in cross-trade sales of approximately $4,502,000 which resulted in net realized gains of approximately $1,669,000.

(i)                                     At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $42,426,000 and the aggregate gross unrealized depreciation is approximately $30,723,000, resulting in net unrealized appreciation of approximately $11,703,000.

ADR                     American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	67,676,212	67,676	$113	$294	$(181)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	98,365,333	98,365	33	407	(374)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug - 18	80,114,099	80,114	7	425	(418)
							$153	$1,126	$(973)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	27.2%
Internet Software & Services	21.6
Software	13.4
Health Care Technology	13.0
Hotels, Restaurants & Leisure	11.9
Internet & Direct Marketing Retail	6.8
Health Care Providers & Services	6.1
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Aerospace & Defense (5.8%)
Northrop Grumman Corp.	2,120	$740

Banks (5.6%)
JPMorgan Chase & Co.	6,450	709

Beverages (4.7%)
Constellation Brands, Inc., Class A	2,617	597

Biotechnology (1.3%)
Amgen, Inc.	994	169

Capital Markets (8.6%)
Ameriprise Financial, Inc.	4,131	611
Northern Trust Corp.	2,936	303
Raymond James Financial, Inc.	1,974	176
		1,090
Electrical Equipment (0.8%)
Emerson Electric Co.	1,526	104

Energy Equipment & Services (4.2%)
National Oilwell Varco, Inc.	14,699	541

Food & Staples Retailing (1.4%)
CVS Health Corp.	2,832	176

Health Care Equipment & Supplies (3.8%)
Danaher Corp.	4,962	486

Health Care Providers & Services (5.3%)
Cigna Corp.	3,994	670

Hotels, Restaurants & Leisure (14.6%)
Hilton Worldwide Holdings, Inc.	6,580	518
McDonald’s Corp.	4,195	656
Norwegian Cruise Line Holdings Ltd. (a)	4,907	260
Starbucks Corp.	7,418	430
		1,864
Information Technology Services (7.5%)
Mastercard, Inc., Class A	5,485	961

Internet Software & Services (9.3%)
Alphabet, Inc., Class A (a)	629	653
Facebook, Inc., Class A (a)	3,306	528
		1,181
Machinery (4.8%)
Illinois Tool Works, Inc.	3,930	616

Media (4.0%)
Comcast Corp., Class A	14,893	509

Multi-Line Retail (1.4%)
Target Corp.	2,594	180

Semiconductors & Semiconductor Equipment (6.6%)
Broadcom Ltd.	1,196	282
QUALCOMM, Inc.	5,784	320
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	5,345	234
		836
Software (3.7%)
VMware, Inc., Class A (a)	3,905	474

Tech Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	3,721	624
Total Common Stocks (Cost $10,526)		12,527

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $201)	201,397	201
Total Investments (99.9%) (Cost $10,727) (c)(d)		12,728
Other Assets in Excess of Liabilities (0.1%)		15
Net Assets (100.0%)		$12,743

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 Non-income producing security.

(b)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(d)                                 At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,124,000 and the aggregate gross unrealized depreciation is approximately $123,000, resulting in net unrealized appreciation of approximately $2,001,000.

ADR                     American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.7%
Hotels, Restaurants & Leisure	14.6
Internet Software & Services	9.3
Capital Markets	8.6
Information Technology Services	7.5
Semiconductors & Semiconductor Equipment	6.6
Aerospace & Defense	5.8
Banks	5.6
Health Care Providers & Services	5.3
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (99.3%)
Apartments (12.5%)
Apartment Investment & Management Co., Class A REIT	49,300	$2,009
AvalonBay Communities, Inc. REIT	72,200	11,874
Camden Property Trust REIT	122,473	10,310
Education Realty Trust, Inc. REIT	108,370	3,549
Equity Residential REIT	291,121	17,939
Essex Property Trust, Inc. REIT	32,354	7,787
Mid-America Apartment Communities, Inc. REIT	45,312	4,134
UDR, Inc. REIT	103,431	3,684
		61,286
Commercial Financing (0.9%)
Blackstone Mortgage Trust, Inc., Class A REIT	80,010	2,514
Starwood Property Trust, Inc. REIT	96,180	2,015
		4,529
Data Centers (2.7%)
Digital Realty Trust, Inc. REIT	45,960	4,843
QTS Realty Trust, Inc., Class A REIT	223,458	8,094
		12,937
Diversified (8.2%)
Forest City Realty Trust, Inc., Class A REIT	114,697	2,324
JBG SMITH Properties REIT	175,208	5,906
Vornado Realty Trust REIT	476,219	32,050
		40,280
Free Standing (0.5%)
National Retail Properties, Inc. REIT	66,250	2,601

Health Care (7.3%)
HCP, Inc. REIT	510,907	11,868
Healthcare Realty Trust, Inc. REIT	316,414	8,768
Healthcare Trust of America, Inc., Class A REIT	152,954	4,046
Ventas, Inc. REIT	112,239	5,559
Welltower, Inc. REIT	103,069	5,610
		35,851
Industrial (6.1%)
DCT Industrial Trust, Inc. REIT	165,156	9,305
Duke Realty Corp. REIT	50,255	1,331
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	885
Liberty Property Trust REIT	5,457	217
ProLogis, Inc. REIT	216,306	13,625
Rexford Industrial Realty, Inc. REIT	149,366	4,300
		29,663
Lodging/Resorts (4.6%)
Chesapeake Lodging Trust REIT	97,394	2,709
Hilton Worldwide Holdings, Inc.	8,943	704
Host Hotels & Resorts, Inc. REIT	417,423	7,781
LaSalle Hotel Properties REIT	274,704	7,969
RLJ Lodging Trust REIT	178,420	3,468
		22,631

Office (23.5%)
Alexandria Real Estate Equities, Inc. REIT	27,497	3,434
Boston Properties, Inc. REIT	325,423	40,099
Brandywine Realty Trust REIT	123,391	1,959
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	761
Cousins Properties, Inc. REIT	349,685	3,035
Douglas Emmett, Inc. REIT	38,651	1,421
Hudson Pacific Properties, Inc. REIT	157,085	5,110
Kilroy Realty Corp. REIT	110,983	7,875
Mack-Cali Realty Corp. REIT	463,487	7,745
Paramount Group, Inc. REIT	540,224	7,693
SL Green Realty Corp. REIT	350,637	33,952
Tier REIT, Inc. REIT	92,157	1,703
		114,787
Regional Malls (18.9%)
GGP, Inc. REIT	1,002,023	20,501
Macerich Co. (The) REIT	178,780	10,015
Pennsylvania Real Estate Investment Trust REIT	120,181	1,160
Simon Property Group, Inc. REIT	354,817	54,766
Taubman Centers, Inc. REIT	102,848	5,853
		92,295
Self Storage (5.7%)
CubeSmart REIT	252,759	7,128
Life Storage, Inc. REIT	78,919	6,591
Public Storage REIT	70,395	14,107
		27,826
Shopping Centers (5.0%)
Brixmor Property Group, Inc. REIT	529,396	8,073
DDR Corp. REIT	73,270	537
Federal Realty Investment Trust REIT	14,749	1,713
Kimco Realty Corp. REIT	164,607	2,370
Regency Centers Corp. REIT	200,036	11,798
		24,491
Single Family Homes (2.5%)
American Homes 4 Rent, Class A REIT	561,286	11,271
Invitation Homes, Inc. REIT	49,977	1,141
		12,412
Specialty (0.9%)
Gaming and Leisure Properties, Inc. REIT	133,963	4,484
Total Common Stocks (Cost $407,502)		486,073

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $1,526)	1,525,715	1,526
Total Investments (99.6%) (Cost $409,028) (f)(g)		487,599
Other Assets in Excess of Liabilities (0.4%)		1,994
Net Assets (100.0%)		$489,593

¤                                         March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                 At March 29, 2018, the Fund held fair valued securities valued at approximately $1,646,000, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(b)                                 Security has been deemed illiquid at March 29, 2018.

(c)                                  Non-income producing security.

(d)                                 Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $2,495,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $0. At March 29, 2018, these securities had an aggregate market value of approximately $1,646,000, representing 0.3% of net assets.

(e)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)                                   The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(g)                                  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $97,206,000 and the aggregate gross unrealized depreciation is approximately $18,635,000, resulting in net unrealized appreciation of approximately $78,571,000.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	23.5%
Regional Malls	18.9
Apartments	12.6
Other*	12.5
Diversified	8.3
Health Care	7.4
Industrial	6.1
Self Storage	5.7
Shopping Centers	5.0
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (93.6%)
Argentina (8.5%)
Corporate Bonds (6.5%)
Banco Macro SA,
17.50%, 5/8/22 (a)	ARS	1,080	$47
Provincia de Buenos Aires,
BADLAR + 3.83%, 26.74%, 5/31/22 (b)	4,540		229
Provincia de Cordoba,
7.45%, 9/1/24 (a)	$170		179
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)	230		234
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 27.29%, 6/9/21 (b)	ARS	3,570	181
Provincia de Rio Negro,
7.75%, 12/7/25 (a)	$150		142
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)	240		239
Rio Energy SA/UGEN SA/UENSA SA,
6.88%, 2/1/25 (a)	150		148
YPF SA,
6.95%, 7/21/27 (a)	195		196
7.00%, 12/15/47 (a)	80		72
			1,667
Sovereign (2.0%)
Aeropuertos Argentina 2000 SA,
6.88%, 2/1/27 (a)	180		187
Argentine Bonos del Tesoro,
18.20%, 10/3/21	ARS	634	29
Argentine Republic Government International Bond,
6.88%, 1/11/48	$210		192
7.13%, 6/28/17 (a)	100		92
			500
			2,167
Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	200		198

Brazil (9.6%)
Corporate Bonds (4.9%)
Braskem Netherlands Finance BV,
4.50%, 1/10/28 (a)	310		302
Cosan Luxembourg SA,
7.00%, 1/20/27 (a)	240		256
Hidrovias International Finance SARL,
5.95%, 1/24/25 (a)	200		199
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)	200		183
Petrobras Global Finance BV,
6.00%, 1/27/28 (a)	100		99

Vrio Finco 1 LLC/Vrio Finco 2, Inc.,
6.25%, 4/4/23 (a)(c)	200		203
			1,242
Sovereign (4.7%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 – 1/1/25	BRL	3,795	1,205
			2,447
Chile (1.6%)
Corporate Bonds (1.6%)
Geopark Ltd.,
6.50%, 9/21/24 (a)	$200		201
Latam Finance Ltd.,
6.88%, 4/11/24 (a)	200		210
			411
Colombia (3.9%)
Corporate Bond (2.0%)
Millicom International Cellular SA,
6.00%, 3/15/25	485		501

Sovereign (1.9%)
Colombian TES,
7.00%, 5/4/22	COP	302,700	114
7.75%, 9/18/30	30,000		12
10.00%, 7/24/24	847,300		365
			491
			992
Costa Rica (0.8%)
Sovereign (0.8%)
Costa Rica Government International Bond,
7.16%, 3/12/45	$200		209

Dominican Republic (1.9%)
Corporate Bond (0.8%)
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, (Units)
7.95%, 5/11/26 (a)(d)	200		214

Sovereign (1.1%)
Dominican Republic International Bond,
6.88%, 1/29/26 (a)	100		111
8.90%, 2/15/23 (a)	DOP	8,000	166
			277
			491
Egypt (1.6%)
Sovereign (1.6%)
Egypt Government International Bond,
6.13%, 1/31/22 (a)	$200		207
7.90%, 2/21/48 (a)	200		211
			418

El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
8.63%, 2/28/29 (a)	80		92

Georgia (0.8%)
Corporate Bond (0.8%)
Bank of Georgia JSC,
11.00%, 6/1/20 (a)	GEL	500	210

Ghana (1.0%)
Sovereign (1.0%)
Ghana Government International Bond,
10.75%, 10/14/30	$200		262

Guatemala (0.8%)
Sovereign (0.8%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)	200		199

Honduras (0.6%)
Sovereign (0.6%)
Honduras Government International Bond,
6.25%, 1/19/27 (a)	150		159

Hungary (1.7%)
Sovereign (1.7%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	105,000	436
5.50%, 6/24/25	970		5
			441
Indonesia (5.6%)
Corporate Bonds (1.8%)
Jababeka International BV,
6.50%, 10/5/23 (a)	$260		251
Soechi Capital Pte Ltd.,
8.38%, 1/31/23 (a)	200		193
			444
Sovereign (3.8%)
Indonesia Treasury Bond,
8.75%, 5/15/31	IDR	1,310,000	108
9.00%, 3/15/29	10,090,000		847
			955
			1,399
Iraq (0.8%)
Sovereign (0.8%)
Iraq International Bond,
6.75%, 3/9/23 (a)	$200		203

Israel (1.2%)
Corporate Bond (1.2%)
Teva Pharmaceutical Finance Netherlands III BV,
6.75%, 3/1/28 (a)	300		297

Jamaica (2.1%)
Corporate Bond (1.6%)
Digicel Group Ltd.,
8.25%, 9/30/20		460	398

Sovereign (0.5%)
Jamaica Government International Bond,
8.00%, 3/15/39		100	120
			518
Jordan (0.8%)
Sovereign (0.8%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		200	203

Kazakhstan (0.9%)
Corporate Bond (0.9%)
Nostrum Oil & Gas Finance BV,
7.00%, 2/16/25 (a)		230	224

Kenya (0.8%)
Sovereign (0.8%)
Kenya Government International Bond,
8.25%, 2/28/48 (a)		200	215

Malaysia (2.2%)
Sovereign (2.2%)
Malaysia Government Bond,
3.66%, 10/15/20	MYR	137	36
3.96%, 9/15/25		1,169	302
4.16%, 7/15/21		215	57
4.18%, 7/15/24		124	33
4.23%, 6/30/31		246	63
4.50%, 4/15/30		249	65
			556
Mexico (12.7%)
Corporate Bonds (2.5%)
Alpha Holding SA de CV,
10.00%, 12/19/22 (a)	$200		198
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	249
Unifin Financiera SAB de CV SOFOM ENR,
8.88%, 1/29/25 (a)(e)		200	196
			643
Sovereign (10.2%)
Mexican Bonos,
10.00%, 12/5/24	MXN	2,000	126
Series M
6.50%, 6/10/21		20,951	1,130
8.00%, 6/11/20 – 12/7/23		7,672	431
10.00%, 12/5/24		1,388	88
Mexico Government International Bond,
3.75%, 1/11/28	$200		194
Petroleos Mexicanos,
6.35%, 2/12/48 (a)		100	97

6.50%, 3/13/27	400		428
6.75%, 9/21/47	100		101
			2,595
			3,238
Mongolia (0.9%)
Sovereign (0.9%)
Mongolia Government International Bond,
8.75%, 3/9/24 (a)	200		225

Nigeria (5.6%)
Corporate Bonds (3.2%)
Fidelity Bank PLC,
10.50%, 10/16/22 (a)	200		207
United Bank for Africa PLC,
7.75%, 6/8/22 (a)	340		352
Zenith Bank PLC,
6.25%, 4/22/19	240		245
			804
Sovereign (2.4%)
Nigeria Government International Bond,
6.38%, 7/12/23	200		211
6.50%, 11/28/27 (a)	200		203
7.14%, 2/23/30 (a)	200		208
			622
			1,426
Panama (1.6%)
Corporate Bond (0.8%)
Multibank, Inc.,
4.38%, 11/9/22 (a)	200		198

Sovereign (0.8%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	200		214
			412
Paraguay (1.6%)
Sovereign (1.6%)
Paraguay Government International Bond,
4.70%, 3/27/27 (a)	400		406

Peru (1.0%)
Sovereign (1.0%)
Peruvian Government International Bond (Units),
6.35%, 8/12/28 (d)	PEN	359	125
6.95%, 8/12/31 (d)	364		133
			258
Poland (3.5%)
Sovereign (3.5%)
Republic of Poland Government Bond,
3.25%, 7/25/25	PLN	1,584	474
4.00%, 10/25/23	915		288

5.75%, 10/25/21 – 9/23/22	400		133
			895
Romania (0.5%)
Sovereign (0.5%)
Romania Government Bond,
4.75%, 2/24/25	RON	500	136

Russia (4.1%)
Corporate Bond (0.9%)
Sibur Securities DAC,
4.13%, 10/5/23 (a)	$220		217

Sovereign (3.2%)
Russian Federal Bond - OFZ,
6.40%, 5/27/20	RUB	12,325	216
7.00%, 1/25/23 – 8/16/23	18,141		325
7.60%, 7/20/22	9,800		179
7.75%, 9/16/26	5,771		106
			826
			1,043
Senegal (0.8%)
Sovereign (0.8%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	$200		198

South Africa (4.6%)
Corporate Bond (0.9%)
Stillwater Mining Co.,
7.13%, 6/27/25 (a)	220		223

Sovereign (3.7%)
Republic of South Africa Government Bond,
9.00%, 1/31/40	ZAR	1,500	129
South Africa Government Bond,
6.75%, 3/31/21	1,170		98
8.00%, 1/31/30	8,841		727
			954
			1,177
Tanzania, United Republic of (0.8%)
Corporate Bond (0.8%)
HTA Group Ltd.,
9.13%, 3/8/22 (a)	$200		212

Thailand (0.9%)
Sovereign (0.9%)
Thailand Government Bond,
3.63%, 6/16/23	THB	1,440	50
4.88%, 6/22/29	4,500		174
			224
Turkey (1.6%)
Sovereign (1.6%)
Turkey Government Bond,

7.10%, 3/8/23	TRY	955	192
8.00%, 3/12/25	503		102
10.40%, 3/20/24	290		67
10.60%, 2/11/26	250		58
			419
Ukraine (2.8%)
Sovereign (2.8%)
Ukraine Government International Bond,
7.38%, 9/25/32 (a)	$200		193
7.75%, 9/1/23	500		519
			712
Uruguay (0.9%)
Sovereign (0.9%)
Uruguay Government International Bond,
8.50%, 3/15/28 (a)	UYU	2,880	94
9.88%, 6/20/22 (a)	3,400		122
			216
Venezuela (1.3%)
Sovereign (1.3%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (f)(g)	$1,222		335
Total Fixed Income Securities (Cost $23,530)			23,843

No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (b)(h) (Cost $—)	495	2

	Shares	Value (000)

Short-Term Investments (5.8%)
Investment Company (2.4%)
United States (2.4%)
Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio - Institutional Class (i) (Cost $619)	618,917	619

	Face Amount (000)
Sovereign (3.3%)
Egypt (2.2%)
Egypt Treasury Bills,
16.40%, 3/5/19	EGP	5,500	271
18.15%, 4/3/18	5,000		283
			554

Nigeria (1.1%)
Nigeria Treasury Bill,
22.45%, 8/16/18	NGN	111,000	293
Total Sovereign (Cost $840)			847

U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
1.80%, 8/9/18 (j) (Cost $30)	$30		30
Total Short-Term Investments (Cost $1,489)			1,496
Total Investments (99.4%) (Cost $25,019) (k)(l)(m)			25,341
Other Assets in Excess of Liabilities (0.6%)			151
Net Assets (100.0%)			$25,492

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤                                                       March 29, 2018 represents the last business day of the Fund’s quarterly period.

(a)                                               144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                               Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)                                                When-issued security.

(d)                                               Consists of one or more classes of securities traded together as a unit.

(e)                                                Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 29, 2018.

(f)                                                 Non-income producing security; bond in default.

(g)                                                Issuer in bankruptcy.

(h)                                               Security has been deemed illiquid at March 29, 2018.

(i)                                                   The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(j)                                                  Rate shown is the yield to maturity at March 29, 2018.

(k)                                               Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contract.

(l)                                                   The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(m)                                           At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,067,000 and the aggregate gross unrealized depreciation is approximately $794,000, resulting in net unrealized appreciation of approximately $273,000.

BADLAR         Buenos Aires Deposits of Large Amount Rate.

OFZ                                      Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 29, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	CLP	33,000		$55	4/2/18	$—	@
JPMorgan Chase Bank NA	CLP	17,100		$28	4/2/18	(—@	)
JPMorgan Chase Bank NA	CLP	15,900		$26	4/2/18	(—@	)
JPMorgan Chase Bank NA	TRY	110		$28	4/2/18	1
JPMorgan Chase Bank NA	TRY	410		$103	4/2/18	(1)
JPMorgan Chase Bank NA		$27	CLP	15,900	4/2/18	(—@	)
JPMorgan Chase Bank NA		$28	CLP	17,100	4/2/18	—	@
JPMorgan Chase Bank NA		$55	CLP	33,000	4/2/18	—	@
JPMorgan Chase Bank NA		$135	TRY	520	4/2/18	(4)
JPMorgan Chase Bank NA	BRL	463		$142	4/3/18	2
JPMorgan Chase Bank NA	BRL	463		$139	4/3/18	(1)
JPMorgan Chase Bank NA		$140	BRL	463	4/3/18	—	@
JPMorgan Chase Bank NA		$139	BRL	463	4/3/18	1
JPMorgan Chase Bank NA	MXN	13,760		$724	4/6/18	(33)
JPMorgan Chase Bank NA		$114	RON	429	4/12/18	(1)
State Street Bank and Trust Co.		$332	MYR	1,300	4/12/18	4
JPMorgan Chase Bank NA	HUF	46,000		$182	4/17/18	1
JPMorgan Chase Bank NA		$137	KZT	44,000	4/17/18	1
JPMorgan Chase Bank NA		$332	THB	10,350	4/24/18	(1)
JPMorgan Chase Bank NA	CLP	17,100		$28	4/30/18	(—@	)
JPMorgan Chase Bank NA	BRL	463		$140	5/3/18	(—@	)
JPMorgan Chase Bank NA		$102	TRY	410	5/3/18	1
JPMorgan Chase Bank NA	NGN	99,000		$253	8/20/18	(16)
						$(46)

Futures Contract:

The Fund had the following futures contract open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short:
German Euro Bund (Germany)	1	Jun-18	(100)	$(196)	$(3)

@		Value is less than $500.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GEL	—	Georgian Lari
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit

NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
UYU	—	Uruguay Peso
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	62.9%
Corporate Bonds	31.2
Short-Term Investments	5.9
Other*	0.0	**
Total Investments	100.0	%***

*	Industries and/or investment types representing less than 5% of total investments.
**	Amount is less than 0.05%.
***

Does not include an open short futures contract with an underlying face amount of approximately $196,000 with unrealized depreciation of approximately $3,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $46,000.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • March 29, 2018 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation

Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Automobiles	$—	$885	$—	$885
Banks	—	2,565	—	2,565
Building Products	—	388	—	388
Capital Markets	—	638	—	638
Commercial Services & Supplies	—	135	—	135
Construction & Engineering	—	1,609	—	1,609
Construction Materials	—	141	—	141
Consumer Finance	6,343	—	—	6,343
Equity Real Estate Investment Trusts (REITs)	—	— @	—	— @
Hotels, Restaurants & Leisure	—	533	—	533
Information Technology Services	—	1,048	—	1,048
Professional Services	—	1,074	—	1,074
Road & Rail	—	284	—	284
Semiconductors & Semiconductor Equipment	—	—	1	1
Trading Companies & Distributors	—	144	—	144
Transportation Infrastructure	—	843	—	843
Total Common Stocks	6,343	10,287	1	16,631
Fixed Income Securities
Sovereign	—	13,090	—	13,090
U.S. Treasury Securities	—	10,917	—	10,917
Total Fixed Income Securities	—	24,007	—	24,007
Short-Term Investments
Investment Company	13,936	—	—	13,936
U.S. Treasury Securities	—	8,431	—	8,431
Total Short-Term Investments	13,936	8,431	—	22,367
Foreign Currency Forward Exchange Contracts	—	245	—	245
Futures Contracts	1,148	—	—	1,148
Interest Rate Swap Agreements	—	927	—	927
Total Return Swap Agreements	—	953	—	953
Total Assets	21,427	44,850	1	66,278
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(119)	—	(119)
Futures Contracts	(65)	—	—	(65)
Interest Rate Swap Agreements	—	(463)	—	(463)
Total Return Swap Agreements	—	(453)	—	(453)
Total Liabilities	(65)	(1,035)	—	(1,100)
Total	$21,362	$43,815	$1	$65,178

@            Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi-Asset	Common Stocks (000)
Beginning Balance	$1
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation	(—@	)
Realized (losses)	—
Ending Balance	$1

Net change in unrealized (depreciation) from investments still held as of March 29, 2018	$ (—@	)

@            Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018:

Multi-Asset	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Semiconductors & Semiconductor Equipment

Common Stock	$1	Tangible Net Asset Value Method	Tangible Net Asset Value Per Share	$0.004	$0.004	$0.004	Increase
			Discount for Recoverability of Certain Assets	75.0%	75.0%	75.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$—	$3,632	$—		$3,632
Air Freight & Logistics	—	728	—		728
Airlines	599	193	—		792
Auto Components	—	2,788	—		2,788
Automobiles	—	5,588	—		5,588
Banks	3,582	21,208	—		24,790
Beverages	—	3,998	—		3,998
Biotechnology	359	2,996	—		3,355
Building Products	—	1,644	—		1,644
Capital Markets	—	2,823	—		2,823
Chemicals	—	4,898	—		4,898
Commercial Services & Supplies	—	1,129	—		1,129
Communications Equipment	—	1,760	—		1,760
Construction & Engineering	—	2,523	—		2,523
Construction Materials	—	2,446	—		2,446
Consumer Finance	—	176	—		176
Distributors	—	222	—		222
Diversified Consumer Services	129	17	—		146
Diversified Financial Services	—	1,922	—		1,922
Diversified Telecommunication Services	—	719	—		719
Electric Utilities	—	832	—		832
Electrical Equipment	—	1,493	—		1,493
Electronic Equipment, Instruments & Components	—	5,837	—		5,837
Energy Equipment & Services	—	111	—		111
Equity Real Estate Investment Trusts (REITs)	—	1,746	—		1,746
Food & Staples Retailing	168	501	—		669
Food Products	79	7,559	—		7,638
Gas Utilities	—	210	—		210
Health Care Equipment & Supplies	—	2,632	—		2,632
Health Care Providers & Services	—	986	—		986
Health Care Technology	—	5	—		5
Hotels, Restaurants & Leisure	91	2,908	—		2,999
Household Durables	—	3,145	—		3,145
Household Products	—	2,097	—		2,097
Independent Power & Renewable Electricity Producers	—	193	—		193
Industrial Conglomerates	—	1,996	—		1,996
Information Technology Services	—	2,518	—		2,518
Insurance	—	9,185	—		9,185
Internet & Direct Marketing Retail	516	23	—		539
Internet Software & Services	3,535	5,814	—		9,349
Leisure Products	—	462	—		462
Life Sciences Tools & Services	—	777	—		777
Machinery	—	3,937	—		3,937
Media	—	1,271	—		1,271
Metals & Mining	591	1,970	—		2,561
Multi-Line Retail	185	257	—		442
Multi-Utilities	—	1,437	—		1,437
Oil, Gas & Consumable Fuels	230	5,130	—		5,360
Paper & Forest Products	—	1,016	—		1,016
Personal Products	—	4,935	—		4,935
Pharmaceuticals	697	14,819	—		15,516
Professional Services	—	4,308	—		4,308
Real Estate Management & Development	—	4,415	—	@	4,415
Road & Rail	—	1,773	—		1,773
Semiconductors & Semiconductor Equipment	—	3,522	—		3,522
Software	—	4,084	—		4,084
Specialty Retail	—	1,060	—		1,060

Tech Hardware, Storage & Peripherals	—	1,074	—		1,074
Textiles, Apparel & Luxury Goods	—	2,461	—		2,461
Thrifts & Mortgage Finance	—	638	—		638
Tobacco	—	2,762	—		2,762
Trading Companies & Distributors	—	2,482	—		2,482
Transportation Infrastructure	—	1,017	—		1,017
Water Utilities	—	17	—		17
Wireless Telecommunication Services	—	1,514	—		1,514
Total Common Stocks	10,761	178,339	—	@	189,100
Short-Term Investments
Investment Company	29,607	—	—		29,607
Repurchase Agreements	—	367	—		367
Total Short-Term Investments	29,607	367	—		29,974
Foreign Currency Forward Exchange Contracts	—	81	—		81
Futures Contracts	201	—	—		201
Total Assets	40,569	178,787	—		219,356
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(25)	—		(25)
Futures Contracts`	(649)	—	—		(649)
Total Liabilities	(649)	(25)	—		(674)
Total	$39,920	$178,762	$—	@	$218,682

@            Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Active International Allocation	Common Stock (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—	@
Realized gains (losses)	—
Ending Balance	$—	@

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$—	@

@            Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$1,861	$—	$—	$1,861
Beverages	—	5,259	—	5,259
Diversified Consumer Services	3,740	—	—	3,740
Food Products	—	2,887	—	2,887
Hotels, Restaurants & Leisure	1,660	472	—	2,132
Household Durables	—	2,468	—	2,468
Insurance	—	1,140	—	1,140
Internet & Direct Marketing Retail	2,182	—	—	2,182
Internet Software & Services	2,901	5,316	—	8,217
Pharmaceuticals	—	2,777	—	2,777
Semiconductors & Semiconductor Equipment	—	1,679	—	1,679
Textiles, Apparel & Luxury Goods	—	1,396	—	1,396
Total Common Stocks	12,344	23,394	—	35,738
Participation Note	—	475	—	475
Call Options Purchased	—	13	—	13
Short-Term Investments
Investment Company	3,599	—	—	3,599
Repurchase Agreements	—	124	—	124
Total Short-Term Investments	3,599	124	—	3,723
Total Assets	$15,943	$24,006	$—	$39,949

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Aerospace & Defense	$—	$4,906	$—	$4,906
Airlines	9,476	—	—	9,476
Auto Components	—	4,880	—	4,880
Automobiles	—	39,621	—	39,621
Banks	98,199	269,585	—	367,784
Beverages	14,803	—	—	14,803
Biotechnology	—	7,679	—	7,679
Capital Markets	13,173	—	—	13,173
Construction & Engineering	—	5,140	—	5,140
Construction Materials	—	20,508	—	20,508
Distributors	—	8,113	—	8,113
Diversified Consumer Services	16,808	—	—	16,808
Diversified Financial Services	—	6,183	—	6,183
Diversified Telecommunication Services	—	14,582	—	14,582
Electric Utilities	—	7,735	—	7,735
Electronic Equipment, Instruments & Components	—	27,697	—	27,697
Food & Staples Retailing	—	29,549	—	29,549
Food Products	—	42,365	—	42,365
Health Care Providers & Services	—	17,010	—	17,010
Hotels, Restaurants & Leisure	—	20,636	—	20,636
Household Durables	—	18,673	—	18,673
Household Products	—	9,936	—	9,936
Industrial Conglomerates	—	19,897	—	19,897
Insurance	—	64,503	—	64,503
Internet & Direct Marketing Retail	8,626	—	—	8,626
Internet Software & Services	68,643	109,346	—	177,989
Machinery	—	23,486	—	23,486
Media	—	24,002	—	24,002
Metals & Mining	492	13,331	—	13,823
Multi-Line Retail	8,280	—	—	8,280
Oil, Gas & Consumable Fuels	30,673	35,677	—	66,350
Personal Products	—	16,313	—	16,313
Pharmaceuticals	—	22,551	—	22,551
Real Estate Management & Development	—	22,044	—	22,044
Semiconductors & Semiconductor Equipment	—	78,128	—	78,128
Tech Hardware, Storage & Peripherals	—	58,368	—	58,368
Textiles, Apparel & Luxury Goods	—	61,854	—	61,854
Thrifts & Mortgage Finance	—	12,346	—	12,346
Transportation Infrastructure	—	10,760	—	10,760
Wireless Telecommunication Services	—	9,674	—	9,674
Total Common Stocks	269,173	1,137,078	—	1,406,251
Short-Term Investments
Investment Company	86,688	—	—	86,688
Total Assets	$355,861	$1,137,078	$—	$1,492,939

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Breakout Nations
Assets:
Common Stocks
Airlines	$—	$72	$—	$72
Automobiles	—	89	—	89
Banks	812	961	—	1,773
Beverages	91	16	—	107
Capital Markets	68	108	—	176
Construction Materials	33	77	—	110
Distributors	—	21	—	21
Diversified Consumer Services	58	—	—	58
Diversified Financial Services	—	24	—	24
Diversified Telecommunication Services	63	74	—	137
Electronic Equipment, Instruments & Components	—	13	—	13
Food & Staples Retailing	—	72	—	72
Food Products	—	245	—	245
Health Care Providers & Services	—	170	—	170
Hotels, Restaurants & Leisure	—	128	—	128
Household Products	—	76	—	76
Independent Power & Renewable Electricity Producers	20	—	—	20
Industrial Conglomerates	—	139	—	139
Insurance	—	167	—	167
Internet & Direct Marketing Retail	30	—	—	30
Internet Software & Services	196	298	—	494
Oil, Gas & Consumable Fuels	144	—	—	144
Pharmaceuticals	—	174	—	174
Real Estate Management & Development	—	77	—	77
Textiles, Apparel & Luxury Goods	—	193	—	193
Transportation Infrastructure	—	69	—	69
Wireless Telecommunication Services	—	74	—	74
Total Common Stocks	1,515	3,337	—	4,852
Participation Notes	—	209	—	209
Investment Company	280	—	—	280
Short-Term Investment
Investment Company	649	—	—	649
Futures Contract	5	—	—	5
Total Assets	2,449	3,546	—	5,995
Liabilities:
Foreign Currency Forward Exchange Contract	—	(3)	—	(3)
Total	$2,449	$3,543	$—	$5,992

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$3,601	$12,968	$—	$16,569
Diversified Financial Services	—	2,790	—	2,790
Electrical Equipment	—	2,236	—	2,236
Electronic Equipment, Instruments & Components	—	926	—	926
Food & Staples Retailing	—	3,686	—	3,686
Health Care Equipment & Supplies	—	1,965	—	1,965
Health Care Providers & Services	—	4,622	—	4,622
Hotels, Restaurants & Leisure	—	4,810	—	4,810
Household Durables	—	3,981	—	3,981
Insurance	—	4,301	—	4,301
Internet & Direct Marketing Retail	1,391	—	—	1,391
Internet Software & Services	3,751	6,664	—	10,415
Machinery	—	3,207	—	3,207
Media	—	1,580	—	1,580
Multi-Line Retail	—	2,469	—	2,469
Personal Products	—	5,529	—	5,529
Semiconductors & Semiconductor Equipment	—	1,207	—	1,207
Tech Hardware, Storage & Peripherals	—	1,459	—	1,459
Textiles, Apparel & Luxury Goods	—	7,136	—	7,136
Thrifts & Mortgage Finance	—	1,415	—	1,415
Total Common Stocks	8,743	72,951	—	81,694
Short-Term Investment
Investment Company	1,792	—	—	1,792
Total Assets	$10,535	$72,951	$—	$83,486

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Small Cap
Assets:
Common Stocks
Airlines	$—	$313	$—	$313
Auto Components	—	422	—	422
Banks	737	2,335	—	3,072
Beverages	—	328	—	328
Biotechnology	—	484	—	484
Capital Markets	—	485	—	485
Chemicals	—	310	—	310
Commercial Services & Supplies	—	304	—	304
Communications Equipment	—	264	—	264
Construction & Engineering	—	342	—	342
Construction Materials	178	542	—	720
Consumer Finance	—	367	—	367
Diversified Consumer Services	320	1,072	—	1,392
Electrical Equipment	—	563	—	563
Food & Staples Retailing	—	949	—	949
Food Products	—	1,615	—	1,615
Gas Utilities	—	334	—	334
Health Care Equipment & Supplies	—	467	—	467
Health Care Providers & Services	298	897	—	1,195
Hotels, Restaurants & Leisure	347	2,484	—	2,831
Household Durables	—	329	—	329
Independent Power & Renewable Electricity Producers	—	744	—	744
Industrial Conglomerates	—	282	—	282
Information Technology Services	—	753	—	753
Internet Software & Services	599	—	—	599
Machinery	289	253	—	542
Media	—	1,714	—	1,714
Multi-Line Retail	—	373	—	373
Personal Products	—	895	—	895
Pharmaceuticals	—	188	—	188
Professional Services	418	—	—	418
Road & Rail	369	—	—	369
Semiconductors & Semiconductor Equipment	—	759	—	759
Software	402	669	—	1,071
Specialty Retail	—	344	—	344
Thrifts & Mortgage Finance	—	273	—	273
Transportation	—	154	—	154
Transportation Infrastructure	—	978	—	978
Total Common Stocks	3,957	23,585	—	27,542
Short-Term Investments
Investment Company	1,021	—	—	1,021
Total Assets	$4,978	$23,585	$—	$28,563

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Markets
Assets:
Common Stocks
Airlines	$8,210	$31,335	$—	$39,545
Banks	102,217	231,021	—	333,238
Beverages	—	18,511	—	18,511
Capital Markets	—	15,705	—	15,705
Construction Materials	10,063	7,479	—	17,542
Diversified Consumer Services	—	14,849	—	14,849
Diversified Telecommunication Services	19,835	—	—	19,835
Food Products	—	39,345	—	39,345
Health Care Providers & Services	—	26,372	—	26,372
Hotels, Restaurants & Leisure	10,637	—	—	10,637
Independent Power & Renewable Electricity Producers	7,288	—	—	7,288
Metals & Mining	—	7,902	—	7,902
Pharmaceuticals	—	18,839	—	18,839
Real Estate Management & Development	—	22,527	—	22,527
Specialty Retail	—	4,638	—	4,638
Transportation	—	6,844	—	6,844
Transportation Infrastructure	—	20,234	—	20,234
Wireless Telecommunication Services	—	64,414	—	64,414
Total Common Stocks	158,250	530,015	—	688,265
Participation Notes	—	33,558	—	33,558
Short-Term Investment
Investment Company	6,459	—	—	6,459
Total Assets	$164,709	$563,573	$—	$728,282

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Aerospace & Defense	$598	$—	$—	$598
Banks	—	567	—	567
Commercial Services & Supplies	268	—	—	268
Diversified Financial Services	592	—	—	592
Health Care Equipment & Supplies	250	—	—	250
Hotels, Restaurants & Leisure	609	1,061	—	1,670
Internet & Direct Marketing Retail	1,698	166	—	1,864
Internet Software & Services	2,044	788	—	2,832
Media	896	—	—	896
Pharmaceuticals	257	—	—	257
Road & Rail	833	—	—	833
Software	2,396	262	—	2,658
Textiles, Apparel & Luxury Goods	—	1,772	—	1,772
Transportation Infrastructure	—	1,531	—	1,531
Total Common Stocks	10,441	6,147	—	16,588
Call Options Purchased	—	6	—	6
Short-Term Investment
Investment Company	546	—	—	546
Total Assets	$10,987	$6,153	$—	$17,140

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Airlines	$1,282	$—	$—	$1,282
Banks	1,941	—	—	1,941
Beverages	1,415	—	—	1,415
Capital Markets	1,733	—	—	1,733
Diversified Consumer Services	977	—	—	977
Diversified Telecommunication Services	913	—	—	913
Electrical Equipment	790	—	—	790
Energy Equipment & Services	938	—	—	938
Hotels, Restaurants & Leisure	673	—	—	673
Information Technology Services	1,494	—	—	1,494
Internet Software & Services	2,344	—	—	2,344
Machinery	1,249	—	—	1,249
Media	836	—	—	836
Oil, Gas & Consumable Fuels	854	—	—	854
Semiconductors & Semiconductor Equipment	1,146	—	—	1,146
Software	2,203	—	—	2,203
Total Common Stocks	20,788	—	—	20,788
Short-Term Investment
Investment Company	287	—	—	287
Total Assets	$21,075	$—	$—	$21,075

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Aerospace & Defense	$494	$—	$—	$494
Airlines	641	—	—	641
Banks	1,150	—	—	1,150
Beverages	414	—	—	414
Capital Markets	1,383	—	—	1,383
Chemicals	246	—	—	246
Diversified Consumer Services	196	—	—	196
Diversified Telecommunication Services	573	—	—	573
Electrical Equipment	695	—	—	695
Energy Equipment & Services	296	—	—	296
Food & Staples Retailing	101	—	—	101
Health Care Equipment & Supplies	122	—	—	122
Health Care Providers & Services	426	—	—	426
Hotels, Restaurants & Leisure	276	—	—	276
Information Technology Services	559	—	—	559
Internet & Direct Marketing Retail	312	—	—	312
Internet Software & Services	1,358	—	—	1,358
Machinery	488	—	—	488
Media	522	—	—	522
Multi-Line Retail	67	—	—	67
Oil, Gas & Consumable Fuels	156	—	—	156
Semiconductors & Semiconductor Equipment	914	—	—	914
Software	778	—	—	778
Tech Hardware, Storage & Peripherals	799	—	—	799
Tobacco	336	—	—	336
Trading Companies & Distributors	67	—	—	67
Total Common Stocks	13,369	—	—	13,369
Short-Term Investments
Investment Company	307	—	—	307
Total Assets	$13,676	$—	$—	$13,676

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Discovery
Assets:
Common Stocks
Aerospace & Defense	$1,896	$—	$—	$1,896
Auto Components	6,042	—	—	6,042
Automobiles	11,358	—	—	11,358
Banks	2,743	—	—	2,743
Capital Markets	—	1,856	—	1,856
Chemicals	11,746	—	—	11,746
Commercial Services & Supplies	—	5,026	—	5,026
Energy Equipment & Services	1,669	—	—	1,669
Hotels, Restaurants & Leisure	2,264	8,072	—	10,336
Insurance	9,177	—	—	9,177
Internet Software & Services	—	63	—	63
Machinery	6,959	436	—	7,395
Marine	—	2,454	—	2,454
Media	15,908	—	—	15,908
Metals & Mining	—	2,104	—	2,104
Multi-Line Retail	4,612	—	—	4,612
Pharmaceuticals	1,299	4,870	—	6,169
Real Estate Management & Development	464	—	—	464
Specialty Retail	12,928	302	—	13,230
Textiles, Apparel & Luxury Goods	—	9,977	—	9,977
Total Common Stocks	89,065	35,160	—	124,225
Preferred Stocks
Internet & Direct Marketing Retail	—	—	364	364
Software	—	—	54	54
Total Preferred Stocks	—	—	418	418
Call Option Purchased	152	—	—	152
Short-Term Investments
Investment Company	21,719	—	—	21,719
Repurchase Agreements	—	770	—	770
Total Short-Term Investments	21,719	770	—	22,489
Total Assets	$110,936	$35,930	$418	$147,284

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Discovery	Common Stock (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$25		$429	$2
Purchases	—		—	—
Sales	—		—	—
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	—
Corporate actions	(25)		—	(2)
Change in unrealized appreciation (depreciation)	—	@	(11)	—	@
Realized gains (losses)	—		—	—
Ending Balance	$—		$418	$—

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$—		$(11)	$—

@            Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Discovery	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Internet & Direct Marketing Retail
Preferred Stocks	$193	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	16.5%	15.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.7x	10.9x	10.3x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$171	Market Transaction Method	Precedent Transaction	$88.11	$88.11	$88.11	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8x	4.5x	2.3x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stocks	$21	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	18.5%	17.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.6x	11.5x	5.3x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

	$12	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%	19.5%	18.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.2x	8.4x	5.1x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$21	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	18.5%	18.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	9.6x	12.9x	9.2x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$38,524	$95,028	$—	$133,552
Capital Markets	30,242	—	—	30,242
Chemicals	8,828	—	—	8,828
Health Care Equipment & Supplies	47,699	—	—	47,699
Household Products	—	93,865	—	93,865
Information Technology Services	178,325	—	—	178,325
Media	64,938	—	—	64,938
Personal Products	—	135,232	—	135,232
Pharmaceuticals	46,017	—	—	46,017
Professional Services	—	65,072	—	65,072
Software	91,383	48,014	—	139,397
Textiles, Apparel & Luxury Goods	40,660	—	—	40,660
Tobacco	76,165	73,880	—	150,045
Total Common Stocks	622,781	511,091	—	1,133,872
Short-Term Investment
Investment Company	23,889	—	—	23,889
Total Assets	$646,670	$511,091	$—	$1,157,761

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Aerospace & Defense	$575	$—	$—	$575
Auto Components	577	—	—	577
Automobiles	524	—	—	524
Capital Markets	—	167	—	167
Chemicals	835	—	—	835
Commercial Services & Supplies	315	707	—	1,022
Energy Equipment & Services	198	—	—	198
Food Products	—	506	—	506
Hotels, Restaurants & Leisure	68	743	—	811
Insurance	1,327	—	—	1,327
Machinery	444	48	—	492
Marine	—	255	—	255
Media	1,049	—	—	1,049
Metals & Mining	—	546	—	546
Pharmaceuticals	175	722	—	897
Real Estate Management & Development	41	—	—	41
Specialty Retail	—	93	—	93
Textiles, Apparel & Luxury Goods	—	1,331	—	1,331
Transportation Infrastructure	—	229	—	229
Total Common Stocks	6,128	5,347	—	11,475
Short-Term Investment
Investment Company	1,599	—	—	1,599
Total Assets	$7,727	$5,347	$—	$13,074

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$14,699	$—	$14,699
Communications	27,591	905	—	28,496
Diversified	—	48,525	—	48,525
Electricity Transmission & Distribution	25,843	20,915	—	46,758
Oil & Gas Storage & Transportation	71,970	13,298	—	85,268
Railroads	10,181	4,318	—	14,499
Renewables	23,401	4,855	—	28,256
Toll Roads	—	63,670	—	63,670
Water	3,846	14,814	—	18,660
Total Common Stocks	162,832	185,999	—	348,831
Short-Term Investment
Investment Company	12,974	—	—	12,974
Total Assets	$175,806	$185,999	$—	$361,805

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Opportunity
Assets:
Common Stocks
Banks	$—	$51,367	$—	$51,367
Beverages	—	134,955	—	134,955
Construction Materials	62,520	—	—	62,520
Diversified Consumer Services	104,446	—	—	104,446
Electronic Equipment, Instruments & Components	—	45,944	—	45,944
Food Products	—	110,233	—	110,233
Hotels, Restaurants & Leisure	92,980	—	—	92,980
Household Durables	—	23,221	—	23,221
Household Products	—	88,583	—	88,583
Information Technology Services	301,589	—	—	301,589
Internet & Direct Marketing Retail	298,851	—	—	298,851
Internet Software & Services	280,932	103,365	—	384,297
Media	—	42,236	—	42,236
Professional Services	—	22,358	—	22,358
Road & Rail	—	106,491	—	106,491
Software	22,180	—	—	22,180
Textiles, Apparel & Luxury Goods	—	184,417	—	184,417
Total Common Stocks	1,163,498	913,170	—	2,076,668
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	3,721	3,721
Internet & Direct Marketing Retail	—	—	9,871	9,871
Total Preferred Stocks	—	—	13,592	13,592
Participation Note	—	21,312	—	21,312
Call Options Purchased	—	923	—	923
Short-Term Investment
Investment Company	109,359	—	—	109,359
Total Assets	$1,272,857	$935,405	$13,592	$2,221,854

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Preferred Stocks (000)
Beginning Balance	$13,798
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(206)
Realized gains (losses)	—
Ending Balance	$13,592

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$(206)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Opportunity	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$3,721	Market Transaction Method	Precedent Transaction	$27.00	$27.00	$27.00	Increase

Internet & Direct Marketing Retail
Preferred Stocks	$3,946	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	16.5%	15.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.7x	10.9x	10.3x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$5,925	Market Transaction Method	Precedent Transaction	$32.97	$48.77	$35.10	Increase

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$96,958	$352,925	$—	$449,883
Health Care	55,033	—	—	55,033
Industrial	55,277	21,553	208	77,038
Industrial/Office Mixed	—	1,235	—	1,235
Lodging/Resorts	38,486	2,069	—	40,555
Office	164,762	98,771	—	263,533
Residential	123,297	52,402	16	175,715
Retail	213,200	148,843	—	362,043
Self Storage	44,332	—	—	44,332
Total Common Stocks	791,345	677,798	224	1,469,367
Short-Term Investment
Investment Company	19,392	—	—	19,392
Total Assets	$810,737	$677,798	$224	$1,488,759

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stocks (000)
Beginning Balance	$223
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1
Realized gains (losses)	—
Ending Balance	$224

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$1

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Real Estate	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Industrial
Common Stock	$208	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

Residential
Common Stock	$16	Market Transaction Method	Transaction Valuation	$0.001	$0.001	$0.001	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Quality
Assets:
Common Stocks
Beverages	$269	$550	$—	$819
Capital Markets	257	—	—	257
Chemicals	34	—	—	34
Health Care Equipment & Supplies	781	—	—	781
Household Products	—	944	—	944
Information Technology Services	1,681	—	—	1,681
Insurance	—	341	—	341
Internet & Direct Marketing Retail	437	—	—	437
Internet Software & Services	643	—	—	643
Media	630	—	—	630
Personal Products	—	947	—	947
Pharmaceuticals	528	1,004	—	1,532
Professional Services	108	428	—	536
Software	835	512	—	1,347
Textiles, Apparel & Luxury Goods	437	—	—	437
Tobacco	631	530	—	1,161
Total Common Stocks	7,271	5,256	—	12,527
Short-Term Investment
Investment Company	437	—	—	437
Total Assets	$7,708	$5,256	$—	$12,964

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Beverages	$—	$36,681	$—	$36,681
Biotechnology	—	10,379	—	10,379
Capital Markets	6,970	—	—	6,970
Chemicals	—	9,022	—	9,022
Diversified Consumer Services	11,284	—	—	11,284
Electric Utilities	10,711	—	—	10,711
Electronic Equipment, Instruments & Components	—	15,899	—	15,899
Food Products	—	44,889	—	44,889
Household Durables	—	4,149	—	4,149
Household Products	—	20,635	—	20,635
Information Technology Services	16,062	—	—	16,062
Insurance	—	5,792	—	5,792
Internet & Direct Marketing Retail	15,811	—	—	15,811
Internet Software & Services	13,754	27,943	—	41,697
Marine	—	7,551	—	7,551
Pharmaceuticals	—	5,226	—	5,226
Professional Services	—	7,555	—	7,555
Road & Rail	—	18,615	—	18,615
Textiles, Apparel & Luxury Goods	—	45,845	—	45,845
Total Common Stocks	74,592	260,181	—	334,773
Call Options Purchased	—	152	—	152
Short-Term Investment
Investment Company	24,626	—	—	24,626
Total Assets	$99,218	$260,333	$—	$359,551

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$123,849	$—	$123,849
Auto Components	—	46,306	—	46,306
Automobiles	—	51,918	—	51,918
Banks	—	319,525	—	319,525
Beverages	—	336,179	—	336,179
Capital Markets	—	27,350	—	27,350
Chemicals	—	54,821	—	54,821
Commercial Services & Supplies	—	32,054	—	32,054
Construction Materials	—	83,524	—	83,524
Diversified Telecommunication Services	—	52,101	—	52,101
Electronic Equipment, Instruments & Components	—	45,756	—	45,756
Household Products	—	294,236	—	294,236
Insurance	—	316,937	—	316,937
Internet Software & Services	—	84,164	—	84,164
Machinery	—	44,097	—	44,097
Metals & Mining	61,732	19,655	—	81,387
Oil, Gas & Consumable Fuels	—	132,508	—	132,508
Personal Products	—	505,446	—	505,446
Pharmaceuticals	—	563,356	—	563,356
Professional Services	—	184,620	—	184,620
Software	34,560	146,815	—	181,375
Specialty Retail	—	26,874	—	26,874
Tobacco	—	187,434	—	187,434
Trading Companies & Distributors	—	72,262	—	72,262
Total Common Stocks	96,292	3,751,787	—	3,848,079
Short-Term Investments
Investment Company	96,048	—	—	96,048
Repurchase Agreements	—	1,941	—	1,941
Total Short-Term Investments	96,048	1,941	—	97,989
Total Assets	192,340	3,753,728	—	3,946,068
Liabilities:
Foreign Currency Forward Exchange Contract	—	(709)	—	(709)
Total	$192,340	$3,753,019	$—	$3,945,359

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Banks	$—	$30,353	$—	$30,353
Beverages	—	77,161	—	77,161
Biotechnology	—	14,375	—	14,375
Capital Markets	9,995	—	—	9,995
Diversified Consumer Services	48,116	—	—	48,116
Electronic Equipment, Instruments & Components	—	21,908	—	21,908
Food Products	—	70,890	—	70,890
Health Care Technology	—	8,281	—	8,281
Hotels, Restaurants & Leisure	30,006	—	—	30,006
Household Durables	—	21,150	—	21,150
Household Products	—	38,416	—	38,416
Information Technology Services	51,377	—	—	51,377
Internet & Direct Marketing Retail	37,337	—	—	37,337
Internet Software & Services	47,089	78,261	—	125,350
Media	7,178	19,533	—	26,711
Pharmaceuticals	—	11,823	—	11,823
Professional Services	—	18,310	—	18,310
Road & Rail	—	41,742	—	41,742
Semiconductors & Semiconductor Equipment	6,360	—	—	6,360
Software	16,151	—	—	16,151
Textiles, Apparel & Luxury Goods	—	109,707	—	109,707
Total Common Stocks	253,609	561,910	—	815,519
Participation Note	—	2,618	—	2,618
Call Options Purchased	—	311	—	311
Short-Term Investment
Investment Company	63,658	—	—	63,658
Total Assets	$317,267	$564,839	$—	$882,106

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$37	$15,869	$—	$15,906
Industrial	—	933	—	933
Industrial/Office Mixed	—	60	—	60
Lodging/Resorts	—	98	—	98
Office	—	4,484	—	4,484
Residential	—	2,463	6	2,469
Retail	—	6,936	—	6,936
Total Common Stocks	37	30,843	6	30,886
Short-Term Investment
Investment Company	186	—	—	186
Total Assets	$223	$30,843	$6	$31,072

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

International Real Estate	Common Stock (000)
Beginning Balance	$6
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—	@
Realized gains (losses)	—
Ending Balance	$6

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$—	@

@	Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018:

International Real Estate	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Residential
Common Stock	$6	Market Transaction Method	Transaction Valuation	$0.001	$0.001	$0.001	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$5,704	$—	$—	$5,704
Capital Markets	1,776	—	—	1,776
Chemicals	1,731	—	—	1,731
Commercial Services & Supplies	4,293	—	—	4,293
Construction Materials	3,549	—	—	3,549
Diversified Financial Services	5,646	—	—	5,646
Health Care Equipment & Supplies	2,888	—	—	2,888
Hotels, Restaurants & Leisure	5,861	—	—	5,861
Household Durables	1,131	—	—	1,131
Information Technology Services	2,613	—	—	2,613
Insurance	1,234	—	—	1,234
Internet & Direct Marketing Retail	12,081	—	—	12,081
Internet Software & Services	14,943	—	—	14,943
Machinery	1,821	—	—	1,821
Media	4,376	—	—	4,376
Pharmaceuticals	3,025	—	—	3,025
Road & Rail	10,089	—	—	10,089
Software	16,004	—	—	16,004
Specialty Retail	1,804	—	—	1,804
Textiles, Apparel & Luxury Goods	1,714	6,010	—	7,724
Trading Companies & Distributors	236	—	—	236
Total Common Stocks	102,519	6,010	—	108,529
Call Options Purchased	—	55		55
Short-Term Investment
Investment Company	6,186	—	—	6,186
Total Assets	$108,705	$6,065	$—	$114,770

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Aerospace & Defense	$173,379	$—	$—	$173,379
Biotechnology	86,696	—	—	86,696
Construction Materials	150,131	—	—	150,131
Diversified Financial Services	171,617	—	—	171,617
Health Care Equipment & Supplies	142,460	—	—	142,460
Health Care Technology	451,765	—	—	451,765
Hotels, Restaurants & Leisure	245,289	—	—	245,289
Information Technology Services	71,567	—	—	71,567
Internet & Direct Marketing Retail	514,104	—	—	514,104
Internet Software & Services	761,443	78,652	—	840,095
Life Sciences Tools & Services	242,740	—	—	242,740
Pharmaceuticals	12,425	—	—	12,425
Road & Rail	247,764	—	—	247,764
Semiconductors & Semiconductor Equipment	44,744	—	—	44,744
Software	945,406	—	—	945,406
Textiles, Apparel & Luxury Goods	—	182,872	—	182,872
Total Common Stocks	4,261,530	261,524	—	4,523,054
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	22,051	22,051
Internet & Direct Marketing Retail	—	—	108,657	108,657
Total Preferred Stocks	—	—	130,708	130,708
Call Options Purchased	—	2,082	—	2,082
Short-Term Investments
Investment Company	183,565	—	—	183,565
Repurchase Agreements	—	1,544	—	1,544
Total Short-Term Investments	183,565	1,544	—	185,109
Total Assets	$4,445,095	$265,150	$130,708	$4,840,953

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Preferred Stocks (000)
Beginning Balance	$136,474
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(7,182)
Change in unrealized appreciation (depreciation)	1,416
Realized gains (losses)	—
Ending Balance	$130,708

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$(2,397)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Electronic Equipment, Instuments & Components
Preferred Stock	$22,051	Market Transaction Method	Precedent Transaction	$27.00	$27.00	$27.00	Increase

Internet & Direct Marketing Retail
Preferred Stocks	$51,088	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	16.5%	15.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.7x	10.9x	10.3x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$18,582	Market Transaction Method	Precedent Transaction	$88.11	$88.11	$88.11	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8x	4.5x	2.3x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$38,987	Market Transaction Method	Precedent Transaction	$32.97	$48.77	$35.10	Increase

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Aerospace & Defense	$4,831	$—	$—	$4,831
Auto Components	4,691	—	—	4,691
Automobiles	5,544	—	—	5,544
Banks	6,506	—	—	6,506
Chemicals	8,601	—	—	8,601
Commercial Services & Supplies	2,504	—	—	2,504
Diversified Financial Services	5,593	—	—	5,593
Energy Equipment & Services	1,262	—	—	1,262
Health Care Equipment & Supplies	3,486	—	—	3,486
Health Care Providers & Services	1,955	—	—	1,955
Hotels, Restaurants & Leisure	1,482	—	—	1,482
Leisure Products	725	—	—	725
Machinery	5,181	—	—	5,181
Media	9,561	—	—	9,561
Multi-Line Retail	3,569	—	—	3,569
Pharmaceuticals	—	4,572	—	4,572
Specialty Retail	8,414	—	—	8,414
Trading Companies & Distributors	3,059	—	—	3,059
Total Common Stocks	76,964	4,572	—	81,536
Short-Term Investments
Investment Company	28,555	—	—	28,555
Repurchase Agreements	—	127	—	127
Total Short-Term Investments	28,555	127	—	28,682
Total Assets	$105,519	$4,699	$—	$110,218

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Small Company Growth
Assets:
Common Stocks
Biotechnology	$4,897	$—	$—	$4,897
Construction Materials	7,219	—	—	7,219
Consumer Finance	1,275	—	—	1,275
Health Care Equipment & Supplies	7,458	—	—	7,458
Health Care Providers & Services	15,884	—	—	15,884
Health Care Technology	27,328	—	—	27,328
Hotels, Restaurants & Leisure	30,878	—	—	30,878
Household Durables	8,966	—	—	8,966
Insurance	3,664	—	—	3,664
Internet & Direct Marketing Retail	17,618	—	—	17,618
Internet Software & Services	56,162	—	—	56,162
Media	2,313	—	—	2,313
Multi-Line Retail	5,849	—	—	5,849
Professional Services	9,067	—	—	9,067
Software	23,054	3,606	—	26,660
Specialty Retail	1,293	—	—	1,293
Thrifts & Mortgage Finance	3,631	—	—	3,631
Trading Companies & Distributors	3,671	—	—	3,671
Total Common Stocks	230,227	3,606	—	233,833
Preferred Stocks
Health Care Technology	—	—	6,277	6,277
Software	—	—	8,217	8,217
Total Preferred Stocks	—	—	14,494	14,494
Call Options Purchased	—	153	—	153
Short-Term Investments
Investment Company	28,837	—	—	28,837
Repurchase Agreements	—	3,669	—	3,669
Total Short-Term Investments	28,837	3,669	—	32,506
Total Assets	$259,064	$7,428	$14,494	$280,986

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Company Growth	Preferred Stocks (000)
Beginning Balance	$17,828
Purchases	—
Sales	(3,428)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	500
Realized gains (losses)	(406)
Ending Balance	$14,494

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$(319)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Small Company Growth	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Health Care Technology
Preferred Stock	$6,277	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.1x	10.8x	5.8x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stocks	$5,952	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	18.5%	17.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.6x	11.5x	5.3x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

	$2,265	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%	19.5%	18.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.2x	8.4x	5.1x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
US Core
Assets:
Common Stocks
Aerospace & Defense	$740	$—	$—	$740
Banks	709	—	—	709
Beverages	597	—	—	597
Biotechnology	169	—	—	169
Capital Markets	1,090	—	—	1,090
Electrical Equipment	104	—	—	104
Energy Equipment & Services	541	—	—	541
Food & Staples Retailing	176	—	—	176
Health Care Equipment & Supplies	486	—	—	486
Health Care Providers & Services	670	—	—	670
Hotels, Restaurants & Leisure	1,864	—	—	1,864
Information Technology Services	961	—	—	961
Internet Software & Services	1,181	—	—	1,181
Machinery	616	—	—	616
Media	509	—	—	509
Multi-Line Retail	180	—	—	180
Semiconductors & Semiconductor Equipment	836	—	—	836
Software	474	—	—	474
Tech Hardware, Storage & Peripherals	624	—	—	624
Total Common Stocks	12,527	—	—	12,527
Short-Term Investment
Investment Company	201	—	—	201
Total Assets	$12,728	$—	$—	$12,728

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$61,286	$—	$—	$61,286
Commercial Financing	4,529	—	—	4,529
Data Centers	12,937	—	—	12,937
Diversified	40,280	—	—	40,280
Free Standing	2,601	—	—	2,601
Health Care	35,851	—	—	35,851
Industrial	28,778	—	885	29,663
Lodging/Resorts	22,631	—	—	22,631
Office	114,026	—	761	114,787
Regional Malls	92,295	—	—	92,295
Self Storage	27,826	—	—	27,826
Shopping Centers	24,491	—	—	24,491
Single Family Homes	12,412	—	—	12,412
Specialty	4,484	—	—	4,484
Total Common Stocks	484,427	—	1,646	486,073
Short-Term Investment
Investment Company	1,526	—	—	1,526
Total Assets	$485,953	$—	$1,646	$487,599

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$1,646
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$1,646

Net change in unrealized appreciation from investments still held as of March 29, 2018	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

U.S. Real Estate	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stock	$885	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

Office
Common Stock	$761	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$7,905	$—	$7,905
Sovereign	—	15,938	—	15,938
Total Fixed Income Securities	—	23,843	—	23,843
Warrant	—	2	—	2
Short-Term Investments
Investment Company	619	—	—	619
Sovereign	—	847	—	847
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	619	877	—	1,496
Foreign Currency Forward Exchange Contracts	—	11	—	11
Total Assets	619	24,733	—	25,352
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(57)	—	(57)
Futures Contract	(3)	—	—	(3)
Total Liabilities	(3)	(57)	—	(60)
Total	$616	$24,676	$—	$25,292

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. As of March 29, 2018, securities transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2017, were valued using other significant observable inputs at March 29, 2018. At March 29, 2018, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were approximately as follows:

Active International Allocation (000)	Emerging Markets (000)	Emerging Markets Breakout Nations (000)
$269	$41,130	$254

Emerging Markets Leaders (000)	Emerging Markets Small Cap (000)	Frontier Markets (000)
$2,745	$755	$17,559

Global Advantage (000)	Global Infrastructure (000)	Global Real Estate (000)
$254	$13,270	$17,670

International Real Estate (000)
$801

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. As of March 29, 2018, securities transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017, were valued using unadjusted quoted prices at March 29, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were approximately as follows:

Active International Allocation (000)	Emerging Markets (000)	Emerging Markets Breakout Nations (000)
$1,798	$82,763	$404

Emerging Markets Small Cap (000)	Global Discovery (000)	Global Insight (000)
$1,358	$8,149	$914

International Opportunity (000)
$7,178

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2018